                      Registration Nos. 033-10992/811-4998

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

         Post-Effective Amendment No. 17                          /X/

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940/X/

         Amendment No. 21                                         /X/

                       T. ROWE PRICE SPECTRUM FUND, INC.
                       ---------------------------------
                Exact Name of Registrant as Specified in Charter

                100 East Pratt Street, Baltimore, Maryland 21202
                ------------------------------------------------
                     Address of Principal Executive Offices

                                  410-345-2000
                                  ------------
               Registrant's Telephone Number, Including Area Code

                                Henry H. Hopkins
                100 East Pratt Street, Baltimore, Maryland 21202
                ------------------------------------------------
                     Name and Address of Agent for Service

            Approximate Date of Proposed Public Offering May 1, 2002
                                                         -----------

         It is proposed that this filing will become effective (check appropriate box):

/ /      Immediately upon filing pursuant to paragraph (b)
/X/      On May 1, 2002, pursuant to paragraph (b)
/ /      60 days after filing pursuant to paragraph (a)(1)
/ /      On (date), pursuant to paragraph (a)(1)
/ /      75 days after filing pursuant to paragraph (a)(2)
/ / On (date), pursuant to paragraph (a)(2) of Rule 485 If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

May 1, 2002

T. ROWE PRICE

Spectrum Funds

 Three broadly diversified growth, income, and international funds that invest in other T. Rowe
 Price funds.
(R)
 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

T. Rowe Price Spectrum Fund, Inc.
  Spectrum Growth Fund
  Spectrum Income Fund
  Spectrum International Fund
Prospectus

May 1, 2002


              ABOUT THE FUNDS
1
              Objective, Strategy, Risks, and Expenses     1

              ------------------------------------------------
              Other Information About the Funds            7

              ------------------------------------------------


              T. ROWE PRICE
               ACCOUNT
2             INFORMATION
              Pricing Shares and Receiving                 9
              Sale Proceeds
              ------------------------------------------------
              Useful Information on
              Distributions                               12
              and Taxes
              ------------------------------------------------
              Transaction Procedures and                  16
              Special Requirements
              ------------------------------------------------


              MORE ABOUT THE FUNDS
3
              Organization and Management                 19

              ------------------------------------------------
              Understanding Performance Information       22

              ------------------------------------------------
              Special Risks and Considerations            23

              ------------------------------------------------
              Description of Underlying Funds             24

              ------------------------------------------------
              Investment Policies of the Spectrum Funds   26

              ------------------------------------------------
              Investment Policies and Practices of the    27
              Underlying Funds
              ------------------------------------------------
              Financial Highlights                        27

              ------------------------------------------------


              INVESTING WITH T. ROWE PRICE
4
              Account Requirements                        31
              and Transaction Information
              ------------------------------------------------
              Opening a New Account                       32

              ------------------------------------------------
              Purchasing Additional Shares                33

              ------------------------------------------------
              Exchanging and Redeeming                    34
              Shares
              ------------------------------------------------
              Rights Reserved by the Funds                36

              ------------------------------------------------
              Information About Your
                                                          36
              Services
              ------------------------------------------------
              T. Rowe Price
                                                          39
              Brokerage
              ------------------------------------------------
              Investment Information                      40

              ------------------------------------------------
              T. Rowe Price
               P                                          41
              rivacy Policy
              ------------------------------------------------



 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc., and its affiliates managed $156.3 billion for more than eight million individual and institutional investor accounts as of December 31, 2001.

The Spectrum International Fund is managed by T. Rowe Price International, Inc., which managed over $24.4 billion as of December 31, 2001, through its offices in Baltimore, London, Tokyo, Singapore, Hong Kong, Buenos Aires, and Paris.
 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

 ABOUT THE FUNDS
 OBJECTIVE, STRATEGY, RISKS, AND EXPENSES
 ----------------------------------------------------------

 What is each fund's objective?

   Spectrum Income Fund seeks a high level of current income with moderate share price fluctuation.

   Spectrum Growth Fund seeks long-term capital appreciation and growth of income, with current income a secondary objective.

   Spectrum International Fund seeks long-term capital appreciation.


 What is each fund's principal investment strategy?

   Each fund can diversify its assets widely among a set of T. Rowe Price mutual funds representing specific market segments. Each Spectrum Fund seeks to maintain broad exposure to several markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments.

   Spectrum Income Fund may invest in domestic and international bond funds, a money market fund, and an income-oriented stock fund.

   Spectrum Growth Fund may invest in domestic and international equity funds, and a money market fund.

   Spectrum International Fund may invest in developed and emerging market equity funds, international bond funds, and a money market fund.

   Within the ranges shown in the next table, managers decide how much of each fund's assets to allocate to underlying fund investments based on their outlook for, and on the relative valuations of, the underlying funds and the various markets in which they invest.

   Each fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

 Table 1  Asset Allocation Ranges for Underlying Funds
  Spectrum                                             Investment   Spectrum              Investment   Spectrum                  Inv
  Income Fund                                          Range        Growth Fund           Range        International Fund        Ran
                                                                                                       Emerging Europe&
  Emerging Markets Bond                                  0-10%      Blue Chip Growth        5-20%      Mediterranean            0-15
                                                                                                       Emerging Markets Bond    0-15
  Equity Income                                         10-25       Equity Income         7.5-22.5
                                                                                                       Emerging Markets Stock   0-20
  GNMA                                                   5-20       Growth & Income       7.5-22.5
  High Yield                                            10-25       Growth Stock            5-20       European Stock           0-30
  International Bond                                     5-20       International Stock    10-25       International Bond       0-20
  New Income                                            15-30       Mid-Cap Value           0-15       International Discovery  0-20
  Short-Term Bond                                        0-15       New Era                 0-15       International Stock     35-65
  Summit Cash Reserves                                   0-25       New Horizons           10-25       Japan                    0-30
                                                                    Summit Cash
  U.S. Treasury Long-Term                                0-15       Reserves                0-25       Latin America            0-15
                                                                                                       New Asia                 0-20
                                                                                                       Summit Cash Reserves     0-25
 -----------------------------------------------------------------------------------------------------------------------------------




   . For details about each fund's investment program, please see the Investment
     Policies and Practices section.


 What are the main risks of investing in the funds?

   Each Spectrum Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the fund's overall price swings. However, the funds' share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. Spectrum Income should experience lower price volatility than the equity-focused funds, Spectrum Growth and Spectrum International. Each fund carries some particular risk considerations:

   Spectrum Income

   This fund's share price will typically move in the opposite direction of U.S. interest rates, so a rise in rates, or interest rate risk, represents the most important source of risk. Interest rate risk will increase to the extent the fund invests in underlying funds with longer maturity bonds. There is also exposure to credit risk: corporate bond holdings in the underlying funds may have their credit ratings downgraded or they may default. Such events could reduce the fund's share price and income level. Credit risk for the fund increases to the extent it invests in high-yield ("junk") bonds, primarily through the High Yield Fund. The fund is exposed to the risks of international investing to the extent it invests overseas, primarily through the International Bond Fund. For example, weakening foreign currencies versus the U.S. dollar would typically reduce returns from bonds denominated in other currencies. In addition, emerging market bonds are subject to the special political and economic risks of these newly industrialized countries. To the extent that Spectrum Income invests in stocks through the Equity Income Fund, its share price would be hurt by stock market declines.


   Spectrum Growth

   As with all equity funds, this fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for a particular underlying fund or the industries or companies in which they invest may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of the growth potential of underlying funds held by the fund may prove incorrect, resulting in losses or poor performance even in a rising market.


   In addition to the general stock market risks assumed by the funds held in this portfolio, certain underlying holdings carry additional risks. The fund's investments in small companies, primarily through the New Horizons Fund, may experience greater price swings than its investments in funds holding larger stocks. To the extent the fund invests in foreign securities, primarily through the International Stock Fund, it is also subject to the risk that it may lose value due to declining foreign currencies or adverse political or economic events overseas.


   . Equity investors should have a long-term investment horizon and be willing to wait out bear markets.

   Spectrum International
   This fund is subject to the general stock and bond market risks noted previously. Because it can only invest up to 35% of assets in foreign bond funds, its performance will primarily be influenced by stock fund risks. Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. These risks include fluctuations in foreign exchange rates that can significantly increase or decrease the dollar value of a foreign investment, boosting or offsetting its local market return. For example, weakening foreign currencies versus the U.S. dollar would typically lower returns for U.S. investors. Investing in foreign markets may also involve higher costs and lower liquidity. Government interference in capital markets, such as capital or currency controls, nationalization of companies or industries, expropriation of assets, or imposition of punitive taxes would have an adverse effect on the fund.

   To the extent that the fund has investments in emerging market countries, primarily through the Emerging Markets Stock, Latin America, or New Asia Funds, it will be more subject to abrupt and severe price declines. Many of the economic and political structures of these countries do not compare favorably with the U.S. in terms of wealth and stability, and their financial markets lack liquidity. Therefore, investments in these countries are much riskier than investments in mature markets.

   As with any mutual fund, there can be no guarantee the funds will achieve their objectives.


   . Each fund's share price may decline, so when you sell your shares, you may lose money.


 How can I tell which fund is most appropriate for me?

   Consider your investment goals, your time horizon for achieving them, and your tolerance for risk.

   If you would like a one-stop approach to broad diversification and can accept the possibility of moderate share price declines in an effort to achieve relatively high income, Spectrum Income Fund could be an appropriate part of your overall investment strategy.

   If you would like a one-stop approach to broad diversification and can accept the possibility of share price declines in an effort to achieve long-term capital appreciation and some current income, Spectrum Growth Fund could be an appropriate part of your overall investment strategy.

   If you would like a one-stop approach to broad international diversification and can accept the possibility of significant share price declines in an effort to achieve long-term capital appreciation, Spectrum International Fund could be an appropriate part of your overall investment strategy.

   The fund or funds you select should not represent your complete investment program or be used for short-term trading purposes.

   Each fund can be used in both regular and tax-deferred accounts, such as IRAs.


 How has each fund performed in the past?


   The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

   The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

   In addition, the average annual total return table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor's situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund's other returns because the loss generates a tax benefit that is factored into the result.



                             Calendar Year Total Returns

      Fund        "92"      "93"   "94"   "95"    "96"    "97"   "98"   "99"    "00"   "01"
 ----------------------------------------------------------------------------------------------
  Spectrum
  Income         7.84  12.36  -1.94  19.41   7.64   12.18   6.57   0.26   7.40    4.59
  Spectrum
  Growth          7.24  20.98   1.40  29.96  20.53  17.40  13.62  21.20  -0.11  -7.63
  Spectrum          --      --        --     --        --      2.42   12.28  39.49 -14.71 -19.71
  International
 -----------------------------------------------------------------------------------------------


Spectrum Income            Quarter ended    Total return
 Best quarter                          3/31/95               6.56%
 Worst quarter                       3/31/94             -2.63%

Spectrum Growth            Quarter ended    Total return
 Best quarter                         12/31/98             18.61%
 Worst quarter                       9/30/01            -15.43%

Spectrum International   Quarter ended    Total return
 Best quarter                          12/31/99             25.04%
 Worst quarter                        9/30/01            -15.53%


 Table 2  Average Annual Total Returns
                             Periods ended December 31, 2001
                                           Shorter of 10 years or
                         1 year   5 years     since inception       Inception date
 ------------------------
  Spectrum Income Fund
  Returns before taxes     4.59%   6.13%            7.48%               6/29/90
  Returns after taxes
  on distributions         2.46    3.43             4.62
  Returns after taxes
  on distributions and
  sale of fund shares      2.82    3.63             4.65
  Lehman Brothers U.S.
  Aggregate Index          8.44    7.43             7.23
  Lipper General Bond
  Funds Average            5.52    5.57             6.87
  Spectrum Growth Fund
  Returns before taxes    -7.63    8.33            11.88                6/29/90
  Returns after taxes
  on distributions        -8.48    5.97             9.41
  Returns after taxes
  on distributions and
  sale of fund shares     -4.39    6.35             9.14
  S&P 500 Stock Index    -11.89   10.70            12.94
  Lipper Multi-Cap Core
  Fund Index             -10.76    9.32            11.71
  Spectrum International Fund
  Returns before taxes   -19.71    1.90             1.90               12/31/96
  Returns after taxes
  on distributions       -20.73    0.03             0.03
  Returns after taxes
  on distributions and
  sale of fund shares    -11.74    1.19             1.19
  Combined Index (90%
  MSCI EAFE/ 10% J.P.
  Morgan Non-U.S.
  Dollar Government
  Bond Index)            -19.47    1.19             1.19
  Lipper International   -21.71    1.94             1.94
  Funds Average
 ----------------------------------------------------------------------------------




 Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax and capital gains rates. They do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period end, and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.


 Lehman indices do not reflect the deduction of any fees or expenses.


 What fees or expenses will I pay?

   The funds are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees. While the funds themselves impose no fees or charges, they will indirectly bear their pro-rata share of the expenses of the underlying funds. The following table provides a range of average weighted expense ratios for each fund. A range is given instead of a single number because the pro-rata share of expenses fluctuates along with changes in the average assets in each of the underlying funds.


 Table 3  Range of Average Weighted Expense Ratios as of
December 31, 2001
 Spectrum Income  Spectrum Growth    Spectrum International

 0.65% to 0.86%   0.73 % to 0.91%    0.80 % to 1.34%
 ------------------------------------------------------------




   Example. The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table uses midpoints of the ranges to show the expenses you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:



     Fund                    1 year   3 years   5 years   10 years

     Spectrum Income          $ 77      $241      $420     $  936
                             ---------------------------------------
     Spectrum Growth            84       262       455      1,014
                             ---------------------------------------
     Spectrum International    109       340       590      1,306
    ---------------------------------------------------------------------





 OTHER INFORMATION ABOUT THE FUNDS
 ----------------------------------------------------------

 What are the funds' potential rewards?

   The Spectrum Funds offer a professionally managed allocation of assets among a broad range of underlying funds. Because they invest in a variety of underlying funds, each Spectrum Fund's performance could benefit from diversification.

   The theory of diversification holds that investors can reduce their overall risk by spreading assets among a variety of investments. Each type of investment follows a cycle of its own and responds differently to changes in the economy and the marketplace. A decline in one investment can be balanced by returns in other investments that are stable or rising. Therefore, a major benefit of the Spectrum Funds is the potential for attractive long-term returns with reduced volatility.

   For example, Spectrum Income Fund invests in funds holding high-quality domestic and foreign bonds, high-yield bonds, short- and long-term securities, and dividend-paying stocks.

   Spectrum Growth Fund invests in funds holding domestic and foreign stocks, small- and large-cap stocks, and growth and value stocks.

   Spectrum International Fund invests in stock and, to a lesser degree, bond funds, which, in turn, have holdings in many different foreign countries, industrialized as well as emerging markets, and in both large and small companies.


 What are the characteristics of the underlying Price funds?


   A description of the underlying funds is included in Section 3.



 Is there other information I can review before making a decision?

   Be sure to read Special Risks and Considerations, Description of Underlying Funds, Investment Policies of the Spectrum Funds, and Investment Policies and Practices of Underlying Funds in Section 3 for further discussion of the funds' policies.

 T. ROWE PRICE ACCOUNT INFORMATION

   Here are some procedures you should know when investing in the T. Rowe Price family of taxable stock, bond, and money market funds.




 PRICING SHARES AND RECEIVING SALE PROCEEDS
 ----------------------------------------------------------

 How and when shares are priced


   The share price (also called "net asset value" or NAV per share) for all funds except the Japan Fund is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. (See the following section for information on the Japan Fund.) To calculate the NAV, a fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price stocks and bonds. Amortized cost is used to price securities held by money market funds.


   The securities of funds investing in foreign markets are usually valued on the basis of the most recent closing market prices at 4 p.m. ET. Most foreign markets close before that time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and 4 p.m. ET will not be reflected in a fund NAV. However, if a fund determines that such developments are so significant that they will, in its judgment, clearly and materially affect the value of the fund's securities, the fund may adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. A fund may fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.


   . The various ways you can buy, sell, and exchange shares are explained at the end of this prospectus and on the New Account Form. These procedures may differ for institutional and employer-sponsored retirement accounts.


 How your purchase, sale, or exchange price is determined

   If we receive your request in correct form by 4 p.m. ET, your transaction will be priced at that day's NAV. If we receive it after 4 p.m., it will be priced at the next business day's NAV.

   We cannot accept orders that request a particular day or price for your transaction or any other special conditions.

   Fund shares may be purchased through various third-party intermediaries including banks, brokers, and investment advisers. Where authorized by a fund, orders will be priced at the NAV next computed after receipt by the intermediary. Consult your intermediary to determine when your orders will be priced. The intermediary may charge a fee for its services.

   Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

   Japan Fund: Pricing and Transactions

   The Japan Fund's share price is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, when both it and the Tokyo Stock Exchange are open. The fund will not price shares or process orders on any day when either the New York or Tokyo Stock Exchange is closed. Orders received on such days will be processed the next day the fund computes an NAV. As such, you may experience a delay in purchasing or redeeming fund shares. Exchanges: If you wish to exchange into the Japan Fund on a day the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange out of the other T. Rowe Price fund will be processed on that day, but Japan Fund shares will not be purchased until the day the Japan Fund reopens. If you wish to exchange out of the Japan Fund on a day when the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange will be delayed until the Japan Fund reopens.

   The Tokyo Stock Exchange is scheduled to be closed on the following weekdays:
   In 2002 -January 1, 2, 3, and 14; February 11; March 21; April 29; May 3 and 6; September 16 and 23; October 14; November 4; and December 23 and 31. In 2003-January 1, 2, 3, and 13; February 11; March 21; April 29; May 3 and 5; July 21; September 15 and 23; October 13; November 4 and 24; December 23 and
   31. If the Tokyo Stock Exchange closes on dates not listed, the fund will not be priced on those dates.



 How you can receive the proceeds from a sale


   . When filling out the New Account Form, you may wish to give yourself the widest range of options for receiving proceeds from a sale.


   If your request is received by 4 p.m. ET in correct form, proceeds are usually sent on the next business day. Proceeds can be sent to you by mail or to your bank account by Automated Clearing House (ACH) transfer or bank wire. ACH is an automated method of initiating payments from, and receiving payments in, your financial institution account. Proceeds sent by ACH transfer are usually credited the second business day after the sale. Proceeds sent by bank wire should be credited to your account the first business day after the sale.

  . Exception: Under certain circumstances and when deemed to be in a fund's best interest, your proceeds may not be sent for up to seven calendar days after we receive your redemption request.


   . If for some reason we cannot accept your request to sell shares, we will contact you.

   Contingent Redemption Fee

   Short-term "market timers" who engage in frequent purchases and redemptions can disrupt a fund's investment program and create additional transaction costs. For these reasons, certain T. Rowe Price funds, listed below, assess a fee on redemptions (including exchanges) of fund shares held for less than the time period shown:


  Fund                             Holding period  Redemption fee
  Diversified Small-Cap Growth        6 months     1.00%
                                   --------------------------------
  Developing Technologies              1 year      1.00%
                                   --------------------------------
  Emerging Europe & Mediterranean      1 year      2.00%
                                   --------------------------------
  Emerging Markets Stock               1 year      2.00%
                                   --------------------------------
  Equity Index 500                    6 months     0.50%
                                   --------------------------------
  Extended Equity Market Index        6 months     0.50%
                                   --------------------------------
  High Yield                           1 year      1.00%
                                   --------------------------------
  International Discovery              1 year      2.00%
                                   --------------------------------
  International Equity Index           6 months    1.00%
                                   --------------------------------
  Latin America                        1 year      2.00%
                                   --------------------------------
  Real Estate                         6 months     1.00%
                                   --------------------------------
  Small-Cap Value                      1 year      1.00%
                                   --------------------------------
  Tax-Efficient Balanced               1 year      1.00%
                                   --------------------------------
  Tax-Efficient Growth                2 years      1.00%
                                   --------------------------------
  Tax-Efficient Multi-Cap Growth      2 years      1.00%
                                   --------------------------------
  Total Equity Market Index           6 months     0.50%
                                   --------------------------------
  U.S. Bond Index                     6 months     0.50%
 -----------------------------------------------------------------------



   Redemption fees are paid to a fund to help offset transaction costs and to protect its long-term shareholders. The "first-in, first-out" (FIFO) method is used to determine the holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than the designated holding period, the fee will be charged.

   In determining a holding period, the fund will use the anniversary date of a transaction. Thus, for a one-year period, shares purchased on January 1 will be subject to the fee if they are redeemed on or prior to the following December 31. If they are redeemed on or after January 1 of the following year, they will not be subject to the fee.


   The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains), shares held in retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing, SIMPLE IRA, SEP-IRA, and money purchase pension accounts, or to shares redeemed through designated systematic withdrawal plans. The fee does apply to all other types of accounts including IRAs. The fee may also apply to shares in retirement plans held in broker omnibus accounts.




 USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES
 ----------------------------------------------------------

   . All net investment income and realized capital gains are distributed to shareholders.


 Dividends and Other Distributions


   Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. Reinvesting distributions results in compounding, that is, receiving income dividends and capital gain distributions on a rising number of shares.


   Distributions not reinvested are paid by check or transmitted to your bank account via ACH. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the NAV on the day of the reinvestment and to reinvest all subsequent distributions in shares of the fund. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

   The following chart provides details on dividend payments.


 Table 4  Dividend Payment Schedule
  Fund                                               Dividends
  Money market funds                 .Declared daily to shareholders of record
                                      as of 12 noon ET on that day. Purchases
                                      made after 12 noon ET receive the dividend
                                      on the next business day after payment has
                                      been received.

                                     .Paid on the first business day of each
                                      month.
 ---------------------------------------------------------------------------------
  Bond funds                         .Declared daily to shareholders of record
                                      as of 4 p.m. ET the previous business day.
                                      Purchases made after 4 p.m. ET receive the
                                      dividend on the next business day after
                                      payment has been received.

                                     .Paid on the first business day of each
                                      month.
 --------------------------------------------------------------------------------------
  These stock funds only:*           .Declared quarterly, if any, in March,
   .Balanced                          June, September, and December.

   . Dividend Growth                 .Must be a shareholder of record as of 4
                                      p.m. ET on the record date.
   . Equity Income

   . Equity Index 500

   . Growth & Income

   . Personal Strategy Balanced

   . Personal Strategy Income

   . Real Estate
 ---------------------------------------------------------------------------------
  All other stock funds*             .Declared annually, if any, generally in
                                      December.

                                     .Must be a shareholder of record as of 4
                                      p.m. ET on the record date.
 ---------------------------------------------------------------------------------
  Tax-Efficient Balanced*           Municipal Portion
                                     .Declared daily, paid on the last business
                                      day of March, June, September, and
                                      December.

                                    Equity Portion
                                     .Declared annually, if any, usually in
                                      December.

                                     .Must be a shareholder of record as of 4
                                      p.m. ET on the record date.
 --------------------------------------------------------------------------------------

 * Mutual fund dividends are eligible for the 70% deduction for dividends received by corporations to the extent the fund's income consists of dividends paid by U.S. corporations.


   Bond or money fund shares will earn dividends through the date of redemption; also, shares redeemed on a Friday or prior to a holiday (other than wire redemptions for money funds received before 12 noon ET) will continue to earn dividends until the next business day. Generally, if you redeem all of your bond or money fund shares at any time during the month, you will also receive all dividends earned through the date of redemption in the same check. When you redeem only a portion of your bond or money fund shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date.



 Capital gain payments

   If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

   Capital gain payments are not expected in money market funds, which are managed to maintain a constant share price.


   . A capital gain or loss is the difference between the purchase and sale price of a security.

   Tax Information

   . You will be sent timely information for your tax filing needs.

   You need to be aware of the possible tax consequences when:

  . You sell fund shares, including an exchange from one fund to another. . A fund makes a distribution to your account.

   Taxes on fund redemptions

   When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is also a sale for tax purposes.


   In January, you will be sent Form 1099-B indicating the date and amount of each sale you made in the fund during the prior year. This information will also be reported to the IRS. For most new accounts or those opened by exchange in 1984 or later, we will provide the gain or loss on the shares you sold during the year based on the "average cost" single category method. This information is not reported to the IRS, and you do not have to use it. You may calculate the cost basis using other methods acceptable to the IRS, such as "specific identification."

   To help you maintain accurate records, we send you a confirmation promptly following each transaction you make (except for systematic purchases and redemptions) and a year-end statement detailing all your transactions in each fund account during the year.

   Taxes on fund distributions

   In January, you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. This information will also be reported to the IRS. Distributions are generally taxable to you in the year in which they are paid. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state income taxes.

   The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income and long-term gains on securities held more than 12 months are taxed at a maximum rate of 20%. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term loss must be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares. Gains and losses from the sale of foreign currencies and the foreign currency gain or loss resulting from the sale of a foreign debt security can increase or decrease an ordinary income dividend. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.


   If the fund qualifies and elects to pass through nonrefundable foreign taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will be able to meet the requirements to pass through foreign income taxes paid.

   Tax consequences of hedging

   For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital. Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in the fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.



   . Distributions are taxable whether reinvested in additional shares or received in cash.

   Tax effect of buying shares before a capital gain distribution
   If you buy shares shortly before or on the "record date" - the date that establishes you as the person to receive the upcoming distribution - you receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund's record date before investing. Of course, a fund's share price may, at any time, reflect undistributed capital gains and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.


   . The preceding tax information summary does not apply to retirement accounts, such as IRAs, which are not subject to current tax.

 TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS
 ----------------------------------------------------------

   . Following these procedures helps assure timely and accurate transactions.


 Purchase Conditions

   Nonpayment

   If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the fund or transfer agent, and the fund can redeem shares you own in this or another identically registered T. Rowe Price account as reimbursement. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

   U.S. dollars

   All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.


 Sale (Redemption) Conditions

   Holds on immediate redemptions: 10-day hold

   If you sell shares that you just purchased and paid for by check or ACH transfer, the fund will process your redemption but will generally delay sending you the proceeds for up to 10 calendar days to allow the check or transfer to clear. If, during the clearing period, we receive a check drawn against your newly purchased shares, it will be returned marked "uncollected." (The 10-day hold does not apply to purchases paid for by bank wire or automatic purchases through your paycheck.)

   Telephone, Tele*Access/(R)/, and online account transactions
   You may access your account or conduct transactions using the telephone or Tele*Access, or online. The T. Rowe Price funds and their agents use reasonable procedures to verify the identity of the shareholder. If these procedures are followed, the funds and their agents are not liable for any losses that may occur from acting on unauthorized instructions. A confirmation is sent promptly after a transaction. Please review it carefully and contact T. Rowe Price immediately about any transaction you believe to be unauthorized. Telephone conversations are recorded.


   Redemptions over $250,000

   Large redemptions can adversely affect a portfolio manager's ability to implement a fund's investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem
   (sell) more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.

 Excessive Trading


   . T. Rowe Price may bar excessive traders from purchasing shares.

   Frequent trades or market timing in your account or accounts controlled by you can disrupt management of a fund and raise its expenses. To deter such activity, each fund has adopted an excessive trading policy. If you violate this policy, you may be barred indefinitely and without further notice from further purchases of the T. Rowe Price funds.

  . Trades placed directly with T. Rowe Price If you trade directly with T. Rowe
   Price, you can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit, or if your trading activity involves market timing, you are in violation of our excessive trading policy.

   Two types of transactions are exempt from this policy: 1) Trades solely in money market funds (exchanges between a money fund and a nonmoney fund are not exempt); and 2) systematic purchases and redemptions (see Information About Your Services).

  . Trades placed through intermediaries If you purchase fund shares through an intermediary including a broker, bank, investment adviser, recordkeeper, or other third party, you can make one purchase and one sale involving the same fund within any 120-day period. If you exceed this limit or if you hold fund shares for less than 60 calendar days, you are in violation of our excessive trading policy. Systematic purchases and redemptions are exempt from this policy. Transactions accepted by intermediaries in violation of this excessive trading policy or from persons believed to be market timers are subject to rejection or cancellation by the funds.



 Keeping Your Account Open

   Due to the relatively high cost to a fund of maintaining small accounts, we ask you to maintain an account balance of at least $1,000 ($10,000 for Summit Funds). If your balance is below this amount for three months or longer, we have the right to close your account after giving you 60 days to increase your balance.


 Account Maintenance and Small Account Fees


  . Small Account Fee (all funds except Index Funds) Because of the disproportionately high costs of servicing accounts with low balances, a $10 fee, paid to T. Rowe Price Services, the funds' transfer agent, will automatically be deducted from nonretirement accounts with balances falling below a minimum amount. The valuation of accounts and the deduction are expected to take place during the last five business days of September. The fee will be deducted from accounts with balances below $2,000, except for UGMA/UTMA accounts, for which the minimum is $500. The fee will be waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more. Accounts employing automatic investing (e.g., payroll deduction, automatic purchase from a bank account, etc.) are also exempt from the charge. The fee does not apply to IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price, but a separate custodial or administrative fee may apply to such accounts.

  . Account Maintenance Fee (Index Funds only) The account maintenance fee is charged on a quarterly basis usually during the last week of a calendar quarter. On the day of the assessment, accounts with balances below $10,000 will be charged the fee. Please note that the fee will be charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee will be charged and deducted from the proceeds. The fee will apply to IRA accounts. The fee does not apply to retirement plans directly registered with T. Rowe Price Services, or accounts maintained by intermediaries through NSCC/(R)/Networking.



 Signature Guarantees


   . A signature guarantee is designed to protect you and the T. Rowe Price funds from fraud by verifying your signature.


   You may need to have your signature guaranteed in certain situations, such as:


  . Written requests 1) to redeem over $100,000 or 2) to wire redemption proceeds when prior bank account authorization is not on file.

  . Remitting redemption proceeds to any person, address, or bank account not on record.

  . Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name or ownership) from yours.

  . Establishing certain services after the account is opened.


   You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

 MORE ABOUT THE FUNDS
 ORGANIZATION AND MANAGEMENT
 ----------------------------------------------------------

 How are the funds organized?

   T. Rowe Price Spectrum Fund, Inc. (Spectrum Fund) was incorporated in Maryland in 1987. Currently, Spectrum Fund consists of three series, the Spectrum Income Fund, the Spectrum Growth Fund, and the Spectrum International Fund (collectively referred to as "the funds"), each of which represents a separate class of shares and has different objectives and investment policies. The Spectrum Income and Spectrum Growth Funds were established in 1990, and the Spectrum International Fund was established in 1996.


   . Shareholders benefit from T. Rowe Price's 65 years of investment management experience.



 What is meant by "shares"?

   As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund's authorized capital stock, but share certificates are not issued.

   Each share and fractional share entitles the shareholder to:


  . Receive a proportional interest in income and capital gain distributions.

  . Cast one vote per share on certain fund matters, including the election of fund directors, changes in fundamental policies, or approval of changes in the fund's management contract.


 Do T. Rowe Price funds have annual shareholder meetings?

   The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
   If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone, or on the Internet.

 Who runs the funds?

   General Oversight

   Spectrum Fund is governed by a Board of Directors that meets regularly to review the funds' investments, performance, expenses, and other business affairs. The Board elects the officers of Spectrum Fund. A majority of the Board members are independent of T. Rowe Price and T. Rowe Price International. In exercising their responsibilities, the Board, among other things, will refer to the Special Servicing Agreements and policies and guidelines included in the Exemptive Order ("Order") issued by the Securities and Exchange Commission in connection with the operation of the funds. The directors and the officers of Spectrum Fund and T. Rowe Price and T. Rowe Price International also serve in similar positions with most of the underlying funds. Thus, if the interests of one of the Spectrum Funds and the underlying funds were ever to diverge, it is possible that a conflict of interest could arise and affect how the directors and officers fulfill their fiduciary duties to that Spectrum Fund and the underlying funds. The directors of Spectrum Fund believe they have structured each of the Spectrum Funds to avoid these concerns. However, conceivably, a situation could occur where proper action for one of the Spectrum Funds could be adverse to the interests of an underlying fund, or the reverse. If such a possibility arises, the directors and officers of the affected funds and T. Rowe Price or
   T. Rowe Price International, as applicable, will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict.


   Portfolio Management

   Spectrum Income and Spectrum Growth Funds have an Investment Advisory Committee with the following members: Edmund M. Notzon III, Chairman, Stephen
   W. Boesel, John H. Laporte, William T. Reynolds, Brian C. Rogers, and M. David Testa. The committee chairman has day-to-day responsibility for managing the funds and works with the committee in developing and executing these funds' investment programs. Mr. Notzon has been chairman of the committee since 1998. He has been managing investments since joining T. Rowe Price in 1989.

   Spectrum International Fund has an Investment Advisory Committee with the following members: John R. Ford, Chairman, M. David Testa, Martin G. Wade, and David J.L. Warren. The committee chairman has day-to-day responsibility for managing this fund and works with the committee in developing and executing the fund's investment program. Mr. Ford has been chairman of the committee since 1996. He joined T. Rowe Price International in 1982 and has been a portfolio manager since 1984.

   Management of the Underlying Funds
   T. Rowe Price serves as investment manager to all of the underlying domestic funds. T. Rowe Price International serves as investment manager to all of the underlying international funds. Each manager is responsible for selection and management of the underlying funds' portfolio investments. T. Rowe Price serves as investment manager to a variety of individual and institutional investors, including limited partnerships and other mutual funds.


   T. Rowe Price International is a wholly owned subsidiary of T. Rowe Price Associates. The U.S. office of T. Rowe Price International is located at 100 East Pratt Street, Baltimore, Maryland 21202. Offices are also located in London, Tokyo, Singapore, Hong Kong, Buenos Aires, and Paris.



 How are fund expenses determined?


   Each of the Spectrum Funds will operate at a zero expense ratio. However, each fund will incur its pro-rata share of the fees and expenses of the underlying funds in which they invest. The payment of each Spectrum Fund's operational expenses is subject to a Special Servicing Agreement (described below) as well as certain undertakings made by T. Rowe Price and T. Rowe Price International under their respective Investment Management Agreements with each of the Spectrum Funds. Fund expenses include: shareholder servicing fees and expenses; custodian and accounting fees and expenses; legal and auditing fees; expenses of preparing and printing prospectuses and shareholder reports; registration fees and expenses; proxy and annual meeting expenses, if any; and directors' fees and expenses.



   . Here is some information regarding the Special Servicing Agreements.


   The Special Servicing Agreements provide that each underlying fund in which one of the Spectrum Funds invests will bear a proportionate share of the expenses of that Spectrum Fund if, and to the extent that, the underlying fund's savings from the operation of the Spectrum Fund exceed these expenses.

   Savings to the underlying funds are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the underlying funds and the resulting reduction in shareholder servicing costs. Although such cost savings are not certain, the estimated savings to the underlying funds generated by the operation of the Spectrum Funds are expected to be sufficient to offset most, if not all, of the expenses incurred by the Spectrum Funds.

   Under the Investment Management Agreements with the Spectrum Funds, and the Special Servicing Agreements, T. Rowe Price has agreed to bear any expenses of the Spectrum Growth and Spectrum Income Funds and T. Rowe Price International has agreed to bear any expenses of the Spectrum International Fund which exceed the estimated savings to each of the underlying funds. Thus, the Spectrum Funds will operate at a zero expense ratio. Of course, shareholders of the Spectrum Funds will still indirectly bear their proportionate share of the cost of operating the underlying funds owned by each of the Spectrum Funds.


   The Management Fee

   T. Rowe Price is the investment manager for the Spectrum Income and the Spectrum Growth Funds, and T. Rowe Price International is investment manager for the Spectrum International Fund. Neither will be paid a management fee for performing investment management services. However, T. Rowe Price and T. Rowe Price International receive management fees from managing the underlying funds. See the underlying funds' Statements of Additional Information for specific fees.

   T. Rowe Price will determine how the Spectrum Income and the Spectrum Growth Funds' assets are invested and T. Rowe Price International will determine how the Spectrum International Fund's assets will be invested consistent with the investment objectives and policies of each fund described in this prospectus and procedures and guidelines established by the Board of Directors for the Spectrum Fund. The Directors for Spectrum Fund will periodically monitor the allocations and the basis upon which such allocations were made or maintained.




 UNDERSTANDING PERFORMANCE INFORMATION
 ----------------------------------------------------------
   This section should help you understand the terms used to describe fund performance. You will come across them in shareholder reports you receive from us; in our education and informational materials; in T. Rowe Price advertisements;
   and

   in the media.


 Total Return

   This tells you how much an investment has changed in value over a given time period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

   Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

 Cumulative Total Return

   This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.


 Average Annual Total Return

   This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, provided you held it for the entire period.


 Yield (Spectrum Income Fund)

   The current or "dividend" yield on a fund or any investment tells you the relationship between the investment's current level of annual income and its price on a particular day. The dividend yield reflects the actual income paid to shareholders for a given period, annualized, and divided by the price at the end of the period. For example, a fund providing $5 of annual income per share and a price of $50 has a current yield of 10%. Yields can be calculated for any time period.

   The advertised or SEC yield is found by determining the net income per share (as defined by the Securities and Exchange Commission) earned by a fund during a 30-day base period and dividing this amount by the per share price on the last day of the base period. The SEC yield-also called the standardized yield-may differ from the dividend yield.



 SPECIAL RISKS AND CONSIDERATIONS
 ----------------------------------------------------------
   Prospective investors should consider the following factors:


  . The investments of each of the Spectrum Funds are concentrated in the underlying funds, so each Spectrum Fund's investment performance is directly related to the investment performance of these underlying funds.

  . As an operating policy, the Spectrum Income and Spectrum Growth Funds will not redeem more than 1% of any underlying fund's assets during any period of less than 15 days, except when necessary to meet the Spectrum Fund's shareholder redemption requests. As a result, these Spectrum Funds may not be able to reallocate assets among the underlying funds as efficiently and rapidly as would be the case in the absence of this constraint. This limitation does not apply to Spectrum International Fund.



   . Further information on these investment policies and practices can be found under Investment Policies of the Underlying Funds and in the Statement of Additional Information, as well as in the prospectuses of each of the underlying funds.


  . For Spectrum International Fund, each underlying fund's portfolio securities
   (other than the money fund) are usually valued on the basis of the most recent closing market prices at 4 p.m. ET when each fund calculates its NAV. Most of the securities in which the underlying funds invest, however, are traded in markets that close before that time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and 4 p.m. ET will not be reflected in the funds' NAVs. However, if a fund determines that such developments are so significant that they will, in its judgment, clearly and materially affect the value of the fund's securities, the fund may adjust the previous closing prices to reflect what it believes to be the fair value of the securities at 4 p.m. ET. A fund may fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.




 DESCRIPTION OF UNDERLYING FUNDS
 ----------------------------------------------------------

   Table 5 gives a brief description of the principal investment programs of the underlying funds. Additional investment practices are described under Special Risks and Considerations, in the Statement of Additional Information, and in the prospectuses for each of the underlying funds.



   . For more information about an underlying fund, call:  1-800-638-5660

   The major characteristics of the underlying T. Rowe Price funds are as follows:


 Table 5  Description of Underlying Funds

  Fixed Income Funds       Objective/Program


  Summit Cash Reserves     Preservation of capital and liquidity and, consistent with these, the highest possible current income. Invests in high-quality, U.S. dollar-denominated money market securities
                           . Managed to provide stable share price of $1.00.
                           ------------------------------------------------------------------------------------------
  Short-Term Bond          High level of income consistent with minimal fluctuation in principal value and liquidity.
                           I
                           nvests
                           primarily
                           in
                           short- and intermediate-term
                           bonds
                           rated within the
                           four highest credit categories.
                           A
                           verage
                           maturity will not exceed three years.
                           ------------------------------------------------------------------------------------------
  GNMA                     High current income consistent with maximum credit protection and moderate price
                           fluctuation by investing
                           in securities backed by the full faith and credit of the U.S.
                           government
                           .
 -------------------------------------------------------------------------------------------------------------------------
  New Income               Highest level of income consistent with preservation of capital over time by investing primarily in marketable debt securities.
                           A
                           verage maturity
                           is
                           expected to be between
                           four
                            and 15 years.
                           ------------------------------------------------------------------------------------------
  U.S. Treasury Long-Term  H
                           i
                           ghest level of income consistent with maximum credit protection. Invests in U.S.
                           Treasury securities, which are backed by the full faith and credit of the federal government
                           .
                           ------------------------------------------------------------------------------------------
  High Yield               High
                           current
                            income and
                           , secondarily,
                            capital appreciation
                           .

                           Invests
                           in
                           a widely
                           diversified p
                           ortfolio of "junk" bonds
                           . A
                           verage maturity
                           is
                           expected to be in the 8- to
                           12-year range.

  Equity Funds             Objective/Program
  Equity Income            Substantial dividend income and capital appreciation through investments primarily in the common stocks of established companies paying above-average dividends.
                           ------------------------------------------------------------------------------------------
  Growth & Income          Capital appreciation and reasonable dividend income through investments in growth stocks. Invests principally in
                           dividend-paying common stocks
                           .
                           ------------------------------------------------------------------------------------------
  Growth Stock             Capital appreciation and
                           secondarily,
                           increasing
                           dividend
                            income through
                           investments in growth stocks. Invests principally in
                           well-established
                            U.S.-based
                           companies.
                           ------------------------------------------------------------------------------------------
  New Era                  Capital appreciation
                           primarily
                            through investments in
                           U.S. and foreign
                            natural
                           resource stocks whose earnings
                           and tangible assets could benefit from accelerating
                           inflation
                           .
                           ------------------------------------------------------------------------------------------
  Blue Chip Growth         Capital appreciation through investments in the common stocks of large and medium-sized blue chip companies with potential for above-average earnings growth.
                           Current income is a secondary objective.
                           ------------------------------------------------------------------------------------------
  Mid-Cap Value            Capital appreciation through investments in mid
                           -
                           size companies whose stocks
                           appear undervalued.
                           ------------------------------------------------------------------------------------------
  New Horizons             Aggressive capital appreciation through investments in small-company stocks.
                           Invests primarily in emerging growth companies, early in their corporate life cycles.

  International Funds      Objective/Program
  International Bond       High
                            income and capital appreciation through investments primarily in high-quality foreign bonds. May invest up to 20% of assets in below-investment-grade
                           ,

                           bonds
                           .
                           E
                           xpects to maintain an intermediate to long weighted average maturity
                           , and
                            is
                           normally heavily exposed to fluctuations in foreign currencies.
                           ------------------------------------------------------------------------------------------
  International Stock      Capital appreciation through investments primarily in the common stocks of established
                           non-U.S.
                            companies.
                           ------------------------------------------------------------------------------------------
  International Discovery  Capital appreciation through investments in s mall and medium-sized
                            non-U.S.
                           companies.
                           ------------------------------------------------------------------------------------------
                           Capital appreciation through investments primarily in companies
  European Stock           loca
                           ted in Europe.
                           ------------------------------------------------------------------------------------------
  Japan                    Capital appreciation through investments in companies operating in Japan.

                           ------------------------------------------------------------------------------------------
  New Asia                 Capital appreciation through investments in companies operating in Asia, excluding
                           Japan.
                           ------------------------------------------------------------------------------------------
  Emerging Markets Stock   Capital appreciation through investments in companies in emerging markets.

                           ------------------------------------------------------------------------------------------
  Latin America            Capital appreciation through investments primarily in companies located in Latin
                           America.
                           -----------------------------------------------------------------------------------------------
  Emerging Europe &        Capital appreciation through investments primarily in companies in the emerging
  Mediterranean            countries of Europe and the Mediterranean
                           region
                           .
                           ------------------------------------------------------------------------------------------
  Emerging Markets Bond    High current income and capital appreciation through investments primarily in high-
                           yielding and high-risk government and corporate debt securities of less-developed countries.
 -------------------------------------------------------------------------------------------------------------------------

 INVESTMENT POLICIES OF THE SPECTRUM FUNDS
 ----------------------------------------------------------

   Each of the Spectrum Fund's investment policies and practices are subject to further restrictions and risks which are described in the Statement of Additional Information. Shareholders will be notified of any material change in such investment programs. The funds will not make a material change in their investment objectives or their fundamental policies without obtaining shareholder approval.


   Reserve Position

   While the Spectrum Income Fund will remain primarily invested in bond funds, the Spectrum Growth Fund in stock funds, and the Spectrum International Fund in international funds, each fund can hold a certain portion of its assets in U.S. and foreign dollar-denominated money market securities, including repurchase agreements in the two highest rating categories, maturing in one year or less. For temporary, defensive purposes, a fund may invest without limitation in such securities. Each fund may invest its cash reserves in the Summit Cash Reserves Fund. A reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual volatility.


   Diversification

   Each of the Spectrum Funds is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of mutual funds. However, the underlying funds themselves are diversified investment companies (with the exception of the T. Rowe Price International Bond Fund, Emerging Europe and Mediterranean Fund, Emerging Markets Bond Fund, and Latin America Fund). Each Spectrum Fund intends to qualify as a diversified investment company for the purposes of Subchapter M of the Internal Revenue Code.

   Fundamental investment policies As a matter of fundamental policy, each Spectrum Fund will not: (i) invest more than 25% of its respective total assets in any one industry, except that each fund will invest substantially all of its assets in investment companies that are members of the T. Rowe Price family of funds; (ii) borrow money, except temporarily, to facilitate redemption requests in amounts not exceeding 30% of each fund's total assets valued at market; (iii) in any manner transfer as collateral for indebtedness any securities owned by each fund except in connection with permissible borrowings, which in no event will exceed 30% of each fund's total assets valued at market. The funds may borrow money from other T. Rowe Price funds.

   Operating policies Each Spectrum Fund cannot (i) change the selection of the underlying funds in which they can invest; or (ii) change the percentage ranges which may be allocated to the underlying funds unless authorized to do so by the Board of Directors. Shareholders will be informed of any such changes.

   Other Investment Restrictions

   As a matter of operating policy, each Spectrum Fund will not, among other things: (i) purchase additional securities when money borrowed exceeds 5% of the fund's total assets; (ii) invest more than 10% of its net assets in illiquid securities; or (iii) redeem securities from any underlying fund at a rate in excess of 1% of the underlying fund's assets in any period of less than 15 days, except where necessary to meet shareholder redemption requests. This last limitation does not apply to Spectrum International Fund.


   Portfolio Turnover

   Each Spectrum Fund's portfolio turnover is expected to be low. The Spectrum Funds will purchase or sell securities to: (i) accommodate purchases and sales of each fund's shares; and (ii) maintain or modify the allocation of each fund's assets among the underlying funds within the percentage limits described earlier. A high turnover rate may increase transaction costs, result in additional capital gain distributions, and reduce fund total return. The funds' portfolio turnover rates are shown in the Financial Highlights tables.




 INVESTMENT POLICIES AND PRACTICES OF UNDERLYING FUNDS
 ----------------------------------------------------------

   In pursuing their investment objectives and programs, each of the underlying funds is permitted to engage in a wide range of investment policies and practices. Further information about the underlying funds is contained in the Statements of Additional Information, as well as the prospectuses of each of the underlying funds. Because each Spectrum Fund invests in the underlying funds, shareholders of each fund will be affected by these investment practices in direct proportion to the amount of assets each fund allocates to the underlying funds pursuing such practices.




 FINANCIAL HIGHLIGHTS
 ----------------------------------------------------------
   Table 6, which provides information about each Spectrum Fund's financial history, is based on a single share outstanding throughout the periods shown. Each table is part of the fund's financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions and no payment of account or (if applicable) redemption fees). The financial statements in the annual report were audited by the funds' independent accountants, PricewaterhouseCoopers LLP.

 Table 6  Financial Highlights
                                      Year ended December 31
  Spectrum Income Fund       1997     1998     1999     2000     2001
 ------------------------------------------------------------------------------

  Net asset value,
  beginning of period       $11.20   $11.66   $11.50   $10.71   $10.77
  Income From Investment Activities
  Net investment income       0.71     0.72     0.67     0.62     0.63
                            ----------------------------------------------
  Net gains or losses on
  securities (both            0.61     0.02    (0.64)    0.14    (0.15)
  realized and unrealized)
                            ----------------------------------------------
  Total from investment
  operations                  1.32     0.74     0.03     0.76     0.48
  Less Distributions
  Dividends (from net        (0.71)   (0.72)   (0.69)   (0.70)   (0.55)
  investment income)
                            ----------------------------------------------
  Distributions (from        (0.15)   (0.18)   (0.13)      --    (0.02)
  capital gains)
                            ----------------------------------------------
  Returns of capital            --       --       --       --    (0.08)
                            ----------------------------------------------
  Total distributions        (0.86)   (0.90)   (0.82)   (0.70)   (0.65)
                            ----------------------------------------------
  Net asset value,          $11.66   $11.50   $10.71   $10.77   $10.60
  end of period
                            ----------------------------------------------
  Total return               12.18%    6.57%    0.26%    7.40%    4.59%
  Ratios/Supplemental Data
  Net assets, end of        $2,022   $2,574   $2,548   $2,471   $2,465
  period (in millions)
                            ----------------------------------------------
  Ratio of expenses to        0.00%    0.00%    0.00%    0.00%    0.00%/a/
  average net assets
                            ----------------------------------------------
  Ratio of net income to      6.21%    6.22%    5.95%    6.03%    5.91%
  average net assets
                            ----------------------------------------------
  Portfolio turnover rate     14.1%    12.8%    18.6%    19.3%    22.7%
 ------------------------------------------------------------------------------




 /a/The annualized weighted average expense ratio of the underlying funds was 0.80% for the year ended December 31, 2001.

 Table 6  Financial Highlights (continued)
                                      Year ended December 31
  Spectrum Growth Fund      1997     1998     1999      2000     2001
 ------------------------------------------------------------------------------

  Net asset value,
  beginning of period      $15.13   $15.93   $16.45   $17.71    $15.72
  Income From Investment Operations
  Net investment income      0.20     0.19     0.15     0.13      0.16
                           -----------------------------------------------
  Net gains or losses on
  securities (both
  realized and               2.40     1.88     3.19    (0.15)    (1.37)
  unrealized)
                           -----------------------------------------------
  Total from investment
  operations                 2.60     2.07     3.34    (0.02)    (1.21)
  Less Distributions
  Dividends (from net       (0.20)   (0.18)   (0.17)   (0.12)    (0.16)
  investment income)
                           -----------------------------------------------
  Distributions (from       (1.60)   (1.37)   (1.91)   (1.85)    (0.28)
  capital gains)
                           -----------------------------------------------
  Returns of capital           --       --       --       --        --
                           -----------------------------------------------
  Total distributions       (1.80)   (1.55)   (2.08)   (1.97)    (0.44)
                           -----------------------------------------------
  Net asset value,         $15.93   $16.45   $17.71   $15.72    $14.07
  end of period
                           -----------------------------------------------
  Total return              17.40%   13.62%   21.20%   (0.11)%   (7.63)%
  Ratios/Supplemental Data
  Net assets, end of
  period                   $2,605   $2,768   $3,031   $2,889    $2,373
  (in millions)
                           -----------------------------------------------
  Ratio of expenses to       0.00%    0.00%    0.00%    0.00%     0.00%/a/
  average net assets
                           -----------------------------------------------
  Ratio of net income to     1.26%    1.09%    0.85%    0.70%     1.05%
  average net assets
                           -----------------------------------------------
  Portfolio turnover rate    20.4%    17.9%    20.3%    11.6%      6.1%
 ------------------------------------------------------------------------------




 /a/The annualized weighted average expense ratio of the underlying funds was 0.87% for the year ended December 31, 2001.

 Table 6  Financial Highlights (continued)
                                           Year ended December 31
  Spectrum International
  Fund                         1997      1998      1999      2000       2001
 --------------------------------------------------------------------------------------

  Net asset value,
  beginning of period         $ 10.00   $  9.74   $ 10.56   $ 13.53    $ 10.08
  Income From Investment Operations
  Net investment income          0.15      0.21      0.12      0.12       0.18
                              ----------------------------------------------------
  Net gains or losses on
  securities (both realized     0.09/a/    0.97      3.95     (2.10)     (2.17)
  and unrealized)
                              ----------------------------------------------------
  Total from investment
  operations                     0.24      1.18      4.07     (1.98)     (1.99)
  Less Distributions
  Dividends (from net           (0.15)    (0.21)    (0.13)    (0.12)     (0.18)
  investment income)
                              ----------------------------------------------------
  Distributions (from           (0.35)    (0.15)    (0.97)    (1.35)     (0.15)
  capital gains)
                              ----------------------------------------------------
  Returns of capital               --        --        --        --         --
                              ----------------------------------------------------
  Total distributions           (0.50)    (0.36)    (1.10)    (1.47)     (0.33)
                              ----------------------------------------------------
  Net asset value,            $  9.74   $ 10.56   $ 13.53   $ 10.08    $  7.76
  end of period
                              ----------------------------------------------------
  Total return                   2.42%    12.28%    39.49%   (14.71)%   (19.71)%
  Ratios/Supplemental Data
  Net assets, end of period   $51,050   $54,752   $82,846   $81,843    $64,153
  (in thousands)
                              ----------------------------------------------------
  Ratio of expenses to           0.00%     0.00%     0.00%     0.00%      0.00%/b/
  average net assets
                              ----------------------------------------------------
  Ratio of net income to         2.23%     1.94%     1.14%     0.94%      2.06%
  average net assets
                              ----------------------------------------------------
  Portfolio turnover rate        20.0%     31.7%     20.1%     42.5%      30.6%
 --------------------------------------------------------------------------------------



 /a/The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.


 /b/The annualized weighted average expense ratio of the underlying funds was 1.09% for the year ended December 31, 2001.

 INVESTING WITH T. ROWE PRICE
 ACCOUNT REQUIREMENTS AND TRANSACTION INFORMATION
 ----------------------------------------------------------
Tax Identification
Number

We must have your correct Social Security or tax identification number on a signed New Account Form or W-9 Form. Otherwise, federal law requires the funds to withhold a percentage (currently 30%) of your dividends, capital gain distributions, and redemptions, and may subject you to an IRS fine. If this information is not received within 60 days after your account is established, your account may be redeemed at the fund's NAV on the redemption date.

Transaction Confirmations
We send immediate confirmations for most of your fund transactions, but some, such as systematic purchases and dividend reinvestments, are reported on your account statement. Please review confirmations and statements as soon as you receive them and promptly report any discrepancies to Shareholder Services.


Employer-Sponsored Retirement Plans and Institutional Accounts
T. Rowe Price
Trust Company
1-800-492-7670
Transaction procedures in the following sections may not apply to employer-sponsored retirement plans and institutional accounts. For procedures regarding employer-sponsored retirement plans, please call T. Rowe Price Trust Company or consult your plan administrator. For institutional account procedures, please call your designated account manager or service representative.

We do not accept third-party checks, except for IRA Rollover checks that are properly endorsed. In addition, T. Rowe Price does not accept purchases made by credit card check.

 OPENING A NEW ACCOUNT
 ----------------------------------------------------------
$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts ($25,000 minimum initial investment for Summit Funds only)

Account Registration
If you own other T. Rowe Price funds, be sure to register any new account just like your existing accounts so you can exchange among them easily. (The name and account type would have to be identical.)


For joint accounts or other types of accounts owned or controlled by more than one party, either owner/party has complete authority to act on behalf of all and give instructions concerning the account without notice to the other party. T. Rowe Price may, in its sole discretion, require written authorization from all owners/parties to act on the account for certain transactions (for example, to transfer ownership).


By Mail

Please make your check payable to T. Rowe Price Funds (otherwise it will be returned) and send your check, together with the New Account Form, to the appropriate address below:


via U.S. Postal Service
T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

via private carriers/overnight services
T. Rowe Price Account Services
Mailcode 17300
4515 Painters Mill Road
Owings Mills, MD 21117-4903

By Wire
Call Investor Services for an account number and give the following wire information to your bank:

Receiving Bank:  PNC Bank, N.A. (Pittsburgh)
Receiving Bank ABA#:  043000096
Beneficiary:  T. Rowe Price [fund name]
Beneficiary Account:  1004397951
Originator to Beneficiary Information (OBI):
name of owner(s) and account number

Complete a New Account Form and mail it to one of the appropriate T. Rowe Price addresses listed under "By Mail."

Note: Investment will be made, but no services will be established and IRS penalty withholding may occur until we receive a signed New Account Form.


By Exchange
Call Shareholder Services or use Tele*Access or your personal computer (see Automated Services under Information About Your Services). The new account will have the same registration as the account from which you are exchanging. Services for the new account may be carried over by telephone request if they are preauthorized on the existing account. For limitations on exchanging, see the explanation of Excessive Trading under Transaction Procedures and Special Requirements.

In Person
Drop off your New Account Form at any location listed on the back cover and obtain a receipt.



 PURCHASING ADDITIONAL SHARES
 ----------------------------------------------------------

$100 minimum additional purchase ($1,000 for Summit Funds). For retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/UTMA) accounts $50, except $100 for Summit Funds.


By ACH Transfer
Use Tele*Access or your personal computer or call Shareholder Services if you have established electronic transfers using the ACH system.

By Wire

Call Shareholder Services or use the wire instructions listed in Opening a New Account.


By Mail
 1. Make your check payable to T. Rowe Price Funds (otherwise it may be returned).

 2. Mail the check to us at the following address with either a fund reinvestment slip or a note indicating the fund you want to buy and your fund account number.

 3. Remember to provide your account number and the fund name on the memo line of your check.

via U.S. Postal Service
T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

/(For //mail via private carriers and overnight services//, see previous / /section.)/

By Automatic
Asset Builder
Fill out the Automatic Asset Builder section on the New Account or Shareholder Services Form.



 EXCHANGING AND REDEEMING SHARES
 ----------------------------------------------------------
Exchange Service
You can move money from one account to an existing identically registered account or open a new identically registered account. Remember, exchanges are purchases and sales for tax purposes. (Exchanges into a state tax-free fund are limited to investors living in states where the fund is registered.)

Redemptions
Redemption proceeds can be mailed to your account address, sent by ACH transfer to your bank, or wired to your bank (provided your bank information is already on file). For charges, see Electronic Transfers-By Wire under Information About Your Services. Please note that large redemption requests initiated through automated services may be routed to a service representative.

If you request to redeem a specific dollar amount, and the market value of your account is less than the amount of your request, we will redeem all shares from your account.

Some of the T. Rowe Price funds may impose a redemption fee of 0.5% to 2% on shares held for less than six months, one year, or two years, as specified in the prospectus. The fee is paid to the fund.

For redemptions by check or electronic transfer, please see Information About Your Services.

By Phone
Call Shareholder Services
If you find our phones busy during unusually volatile markets, please consider placing your order by your personal computer or Tele*Access (if you have previously authorized these services), mailgram, or express mail. For exchange policies, please see Transaction Procedures and Special Requirements - Excessive Trading.

By Mail
For each account involved, provide the account name, number, fund name, and exchange or redemption amount. For exchanges, be sure to specify any fund you are exchanging out of and the fund or funds you are exchanging into. T. Rowe Price requires the signatures of all owners exactly as registered, and possibly a signature guarantee (see Transaction Procedures and Special Requirements - Signature Guarantees). Please use the appropriate address below:

For nonretirement and IRA accounts:
via U.S. Postal Service
T. Rowe Price Account Services
P.O. Box 17302
Baltimore, MD 21297-1302

via private carriers/overnight services
T. Rowe Price Account Services
Mailcode 17302
4515 Painters Mill Road
Owings Mills, MD 21117-4903

For employer-sponsored retirement accounts:
via U.S. Postal Service
T. Rowe Price Trust Company
P.O. Box 17479
Baltimore, MD 21297-1479

via private carriers/overnight services
T. Rowe Price Trust Company
Mailcode 17479
4515 Painters Mill Road
Owings Mills, MD 21117-4903

Requests for redemptions from employer-sponsored retirement accounts must be in writing; please call T. Rowe Price Trust Company or your plan administrator for instructions. IRA distributions may be requested in writing or by telephone; please call Shareholder Services to obtain an IRA Distribution Form or an IRA Shareholder Services Form to authorize the telephone redemption service.

 RIGHTS RESERVED BY THE FUNDS
 ----------------------------------------------------------

T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or mailgram; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchase and any services at any time; (7) to waive any redemption, small account, maintenance or other fees charged to a group of shareholders; (8) to act on instructions reasonably believed to be genuine; and
(9) to involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.


In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a fund, except upon approval of the fund's management.



 INFORMATION ABOUT YOUR SERVICES
 ----------------------------------------------------------
Shareholder Services
1-800-225-5132
Investor Services
1-800-638-5660
Many services are available to you as a shareholder; some you receive automatically, and others you must authorize or request on the New Account Form. By signing up for services on the New Account Form rather than later on, you avoid having to complete a separate form and obtain a signature guarantee. This section discusses some of the services currently offered. Our Services Guide, which we mail to all new shareholders, contains detailed descriptions of these and other services.

Note: Corporate and other institutional accounts require an original or certified resolution to establish services and to redeem by mail. Certain other fiduciary accounts (such as trusts or power of attorney arrangements) require documentation, which may include an original or certified copy of the trust or power of attorney to establish services and to redeem by mail. For more information, call Investor Services.

Retirement Plans
We offer a wide range of plans for individuals, institutions, and large and small businesses: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, Keoghs (profit sharing, money purchase pension), 401(k)s, and 403(b)(7)s. For information on IRAs or our no-load variable annuity, call Investor Services. For information on all other retirement plans, please call our Trust Company at 1-800-492-7670.


Investing for College Expenses
We can help you save for future college expenses on a tax-advantaged basis.

Education Savings Accounts (ESAs) (formerly known as Education IRAs)
Invest up to $2,000 a year depending on your annual income; account earnings are tax-free when used for qualified expenses.

529 Plans
The T. Rowe Price College Savings Plan (for any U.S. resident), the Maryland College Investment Plan (for any U.S. resident), and the University of Alaska College Savings Plan (for Alaska residents) allow you to contribute on a tax-deferred basis toward a student's higher education. For more information on tax-related features and the plans' investment approaches, risks, and expenses, call toll-free 1-866-521-1894.


Automated Services
Tele*Access
1-800-638-2587
24 hours, 7 days
Tele*Access

24-hour service via a toll-free number enables you to (1) access information on fund performance, prices, distributions, account balances, and your latest transaction; (2) request checks, prospectuses, services forms, dupli-cate statements, and tax forms; and (3) buy, sell, and exchange shares in your accounts (see Electronic Transfers in this section).


Web Address
www.troweprice.com
Online Account Access
You can sign up online to conduct account transactions through our Web site on the Internet. If you subscribe to America Online/(R)/, you can access our Web site via keyword "T. Rowe Price" and conduct transactions in your account.

Plan Account Line
1-800-401-3279
This 24-hour service is similar to Tele*Access but is designed specifically to meet the needs of retirement plan investors.


By Telephone and
In Person

Buy, sell, or exchange shares by calling one of our service representatives or by visiting one of our investor center locations whose addresses are listed on the back cover.

Electronic Transfers
By ACH

With no charges to pay, you can move as little as $100 or as much as $100,000 between your bank account and fund account using the ACH system. Enter instructions via Tele*Access or your personal computer, or call Shareholder Services.


By Wire

Electronic transfers can be conducted via bank wire. There is a $5 fee for wire redemptions under $5,000, and your bank may charge for incoming or outgoing wire transfers regardless of size.


Checkwriting

(Not available for equity funds or the High Yield, Emerging Markets Bond, or U.S. Bond Index Funds) You may write an unlimited number of free checks on any money market fund and most bond funds, with a minimum of $500 per check. Keep in mind, however, that a check results in a redemption; a check written on a bond fund will create a taxable event which you and we must report to the IRS.


Automatic Investing

Automatic Asset Builder

You can instruct us to move $50 ($100 for Summit Funds) or more from your bank account, or you can instruct your employer to send all or a portion of your paycheck to the fund or funds you designate.

Automatic Exchange
You can set up systematic investments from one fund account into another, such as from a money fund into a stock fund.



 T. ROWE PRICE BROKERAGE
 ----------------------------------------------------------
To Open an Account
1-800-638-5660
For Existing
Brokerage Customers
1-800-225-7720

Investments available through our brokerage service include stocks, options, bonds, and others at commission savings over full-service brokers.* We also provide a wide range of services, including:


Automated Telephone and Computer Services
You can enter stock and option orders, access quotes, and review account information around the clock by phone with Tele-Trader or via the Internet with Account Access-Brokerage. Any trades entered through Tele-Trader save you an additional 10% on commissions. For stock trades entered through Account Access-Brokerage, you will pay a commission of $19.95 for up to 1,000 shares plus $.02 for each share over 1,000. Option trades entered through Account Access-Brokerage save you 10% over our standard commission schedule. All trades are subject to a $35 minimum commission except stock trades placed through Account Access-Brokerage.

Investor Information
A variety of informative reports, such as our Brokerage Insights series and S&P Market Month newsletter, as well as access to online research tools can help you better evaluate economic trends and investment opportunities.

Dividend Reinvestment Service

If you elect to participate in this service, the cash dividends from the eligible securities held in your account will automatically be reinvested in additional shares of the same securities free of charge. Most securities listed on national securities exchanges or Nasdaq are eligible for this service.


/*Services //v//ary //b//y //f//irm./

/T. Rowe Price //Brokerage is a division of //T. Rowe Price// Investment / /Services, Inc., Member NASD/SIPC./

 INVESTMENT INFORMATION
 ----------------------------------------------------------

To help you monitor your investments and make decisions that accurately reflect your financial goals, T. Rowe Price offers a wide variety of information in addition to account statements. Most of this information is also available on our Web site at www.troweprice.com.

A note on mailing procedures: If two or more members of a household own the same fund, we economize on fund expenses by sending only one fund report and prospectus. If you need additional copies or do not want your mailings to be "householded," please call Shareholder Services at 1-800-225-5132 or write to us at P.O. Box 17630, Baltimore, Maryland 21297-1630.


Shareholder Reports

Fund managers' annual and semiannual reviews of their strategies and performance.


The T. Rowe Price Report
A quarterly investment newsletter discussing markets and financial strategies and including the Performance Update, a review of all T. Rowe Price fund results.

Insights
Educational reports on investment strategies and financial markets.

Investment Guides

Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A T. Rowe Price Guide to International Investing, Managing Your Retirement Distribution, Personal Strategy Planner, Retirement Readiness Guide, Retirement Planning Kit, and Tax Considerations for Investors.

 T. ROWE PRICE PRIVACY POLICY
 ----------------------------------------------------------
 In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

 You may provide information when communicating or transacting with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

 We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with whom we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies' use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

 We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Finally, our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

 This Privacy Policy applies to the following T. Rowe Price family of companies:
 T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.

To help you achieve your financial goals, T. Rowe Price offers a wide range of stock, bond, and money market investments, as well as convenient services and informative reports.
A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager's recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, or for shareholder inquiries, call 1-800-638-5660.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Infor-mation on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.
 For mutual fund or T. Rowe Price Brokerage information
 Investor Services
 1-800-638-5660

For existing accounts
 Shareholder Services
 1-800-225-5132

For the hearing impaired
 1-800-367-0763

For performance, prices,
account information, or
to conduct transactions
 Tele*Access/(R)/
 24 hours, 7 days
 1-800-638-2587

Internet address
 www.troweprice.com

Plan Account Line
 For retirement plan
 investors: The
 appropriate 800
 number appears on your retirement account statement.
Investor Centers
 For directions, call
 1-800-225-5132 or
 visit our Web site

Baltimore Area
Downtown
 105 East Lombard Street

Owings Mills
 Three Financial Center
 4515 Painters Mill Road

Boston Area
 386 Washington Street
 Wellesley

Chicago Area
 1900 Spring Road
 Suite 104
 Oak Brook

Colorado Springs
 2260 Briargate Parkway

Los Angeles Area
 Warner Center
 21800 Oxnard Street
 Suite 270
 Woodland Hills

New Jersey/New York Area
 51 JFK Parkway, 1st Floor
 Short Hills, New Jersey

San Francisco Area
 1990 N. California Blvd.
 Suite 100
 Walnut Creek

Tampa
 4200 West Cypress Street
 10th Floor

Washington, D.C. Area
Downtown
 900 17th Street, N.W.
 Farragut Square

Tysons Corner
 1600 Tysons Boulevard
 Suite 150
T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202

C08-040 5/1/02

1940 Act File No. 811-4998

  STATEMENT OF ADDITIONAL INFORMATION

   The date of this Statement of Additional Information is May 1, 2002.


         T. ROWE PRICE SPECTRUM FUND, INC. ("Spectrum Fund")
              Spectrum Growth Fund
              Spectrum Income Fund
              Spectrum International Fund
 -------------------------------------------------------------------------------

   Mailing Address:
   T. Rowe Price Investment Services, Inc.
   100 East Pratt Street
   Baltimore, Maryland 21202
   1-800-638-5660

   Throughout this Statement of Additional Information, "the fund" is intended to refer to each fund listed on the cover page, unless otherwise indicated.


   This Statement of Additional Information is not a prospectus but should be read in conjunction with the appropriate fund prospectus dated May 1, 2002, which may be obtained from T. Rowe Price Investment Services, Inc. ("Investment Services").

   Each fund's financial statements for the fiscal year ended December 31, 2001, and the report of independent accountants are included in each fund's Annual Report and incorporated by reference into this Statement of Additional Information.


   If you would like a prospectus or an annual or semiannual shareholder report for a fund of which you are not a shareholder, please call 1-800-638-5660. A prospectus with more complete information, including management fees and expenses, will be sent to you. Please read it carefully.


                                                              C08-043 5/1/02

                              TABLE OF CONTENTS
                              -----------------
                             Page                                        Page
                             ----                                        ----
Capital Stock                  47       Investment Restrictions            22

-----------------------------------     ---------------------------------------
Code of Ethics                 44       Legal Counsel                      49

-----------------------------------     ---------------------------------------
Custodian                               Management of
                               43       the                                24
                                        Funds
-----------------------------------     ---------------------------------------
Distributor for the Funds               Net Asset Value
                               42       p                                  44
                                        er Share
-----------------------------------     ---------------------------------------
Dividends and Distributions    45       Pricing of Securities              44

-----------------------------------     ---------------------------------------
Federal Registration of        48       Principal Holders of Securities    38
Shares
-----------------------------------     ---------------------------------------
Independent Accountants        49       Services                           43
                                        by Outside Parties
-----------------------------------     ---------------------------------------
Investment Management          39       Special Considerations             21
Services
-----------------------------------     ---------------------------------------
Investment Objectives and       2       Tax Status                         45
Policies
-----------------------------------     ---------------------------------------
Investment Performance         46       Yield Information                  46

-----------------------------------     ---------------------------------------






 INVESTMENT OBJECTIVES AND POLICIES
 -------------------------------------------------------------------------------
   The following information supplements the discussion of each fund's investment objectives and policies discussed in each fund's prospectus.

   Shareholder approval is required to substantively change fund objectives. Unless otherwise specified, the investment programs and restrictions of the funds are not fundamental policies. Each fund's operating policies are subject to change by each Board of Directors without shareholder approval. However, shareholders will be notified of a material change in an operating policy. Each fund's fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented. References to the following are as indicated:

                  Investment Company Act of 1940 ("1940 Act")
                  Securities and Exchange Commission ("SEC")
                  T. Rowe Price Associates, Inc. ("T. Rowe Price") Moody's Investors Service, Inc. ("Moody's") Standard & Poor's Corporation ("S&P")
                  Internal Revenue Code of 1986 ("Code")
                  T. Rowe Price International, Inc. ("T. Rowe Price International")


                                   Spectrum Fund


   The proliferation of mutual funds has left many investors in search of a means of diversifying among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make the selections. In response to this need, the Spectrum Fund has been created as a means of providing a simple and effective means of structuring a comprehensive mutual fund investment program. By selecting the Spectrum Growth, Spectrum Income, or Spectrum International Funds, or a combination of any of these, investors may choose the investment objective appropriate for their long-term investment goals. The Spectrum Funds will attempt to achieve these goals by diversification in a selected group of other T. Rowe Price funds. Although the Spectrum Funds are not asset allocation or market timing funds, each, over time, will adjust the amount of its assets invested in the various other
   T. Rowe Price funds as economic, market, and financial conditions warrant.

   Described below are the underlying T. Rowe Price funds in which the Spectrum Funds can invest.

                                   Income Funds

   Short-Term Bond Fund


   What is the fund's objective?

   The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.


   What is the fund's principal investment strategy?


   The fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. We may also invest in bank obligations, collateralized mortgage obligations, foreign securities, and hybrids. The fund will invest at least 80% of its net assets in bonds. The fund's average effective maturity will not exceed three years, and no security's effective maturity will exceed seven years when purchased. (An issue's effective maturity is based on its nearest call date rather than its maturity date.) We will purchase only securities that are rated within the four highest credit categories (AAA, AA, A, BBB) by at least one national rating agency or, if unrated, that have a T. Rowe Price equivalent rating.


   Within this broad structure, investment decisions reflect the manager's outlook for interest rates and the economy as well as the prices and yields of the various securities. For example, if rates are expected to fall, the manager may seek longer-term securities (within the fund's program) that would provide higher yields and appreciation potential.


   The fund may also invest in other securities, including futures, options, and swaps, in keeping with its objective.

   The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity or quality, or to shift assets into higher-yielding securities or different sectors.



   What are the main risks of investing in the fund?

   Unlike money market funds, which are managed to maintain a stable share price, the fund's price can decline. The share price, yield, and overall return will be affected by the following:


  . Interest rate risk  Investors should be concerned primarily with this risk.
   An increase in interest rates will likely cause the fund's share price to fall, resulting in a loss of principal. That's because the bonds and notes in the fund's portfolio become less attractive to other investors when securities with higher yields become available. Even GNMAs and other securities whose principal and interest payments are guaranteed can decline in price if rates rise. Generally speaking, the longer a bond's maturity, the greater its potential for price declines if rates rise and for price gains if rates fall. Because the fund may invest in bonds of any maturity, it carries more interest rate risk than short-term bond funds.

  . Credit risk This is the chance that any of the fund's holdings will have its credit rating downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price.

   Investment-grade (AAA to BBB) securities have relatively low financial risk and a relatively high probability of future payment. However, securities rated BBB are more susceptible to adverse economic conditions and may have speculative characteristics.



   o The fund may continue to hold a security that has been downgraded or loses its investment-grade rating after purchase.


  . Prepayment risk and extension risk A mortgage-backed bond, unlike most other bonds, can be hurt when interest rates fall, because homeowners tend to refinance and prepay principal. Receiving increasing prepayments in a falling interest rate environment causes the average maturity of the portfolio to shorten, reducing its potential for price gains. It also requires the fund to reinvest proceeds at lower interest rates, which reduces the portfolio's total return, reduces its yield, and may even cause certain bonds' prices to fall below what the fund paid for them, resulting in a capital loss. Any of these developments could cause a decrease in the fund's income, share price, or total return.

   Extension risk refers to a rise in interest rates that causes a fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund's sensitivity to rising rates and its potential for price declines.

  . Foreign investing risk To the extent the fund holds foreign bonds, it will be subject to special risks whether the bonds are denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies and possibly the fund's share price.

   In addition, derivative securities held by the fund can be unusually volatile, and a small position could cause a significant loss.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   GNMA Fund


   What is the fund's objective?

   The fund seeks high current income consistent with maximum credit protection and moderate price fluctuation by investing exclusively in securities backed by the full faith and credit of the U.S. government and instruments linked to these securities.


   What is the fund's principal investment strategy?


   The fund will invest at least 80% of the fund's net assets in mortgage-backed securities issued by the Government National Mortgage Association (GNMA), an agency of the Department of Housing and Urban Development. These securities represent mortgage loans that are either guaranteed by the Federal Housing Administration or the Veterans Administration. Interest and principal payments from the underlying mortgages are passed through to investors.


   GNMA guarantees the timely payment of interest and principal on its securities, a guarantee backed by the U.S. Treasury. The GNMA guarantee does not apply to the price of GNMA securities or the fund's share price, both of which will fluctuate with market conditions.


   The fund can also buy bills, notes, and bonds issued by the U.S. Treasury, and other instruments, including: related futures contracts; other agency securities backed by the full faith and credit of the U.S. government; and shares of a T. Rowe Price Treasury money fund. GNMA securities also include collateralized mortgage obligations (CMOs) and "strips," which receive only the interest or principal portion of the underlying mortgage payments. We may also purchase new mortgage bonds in the forward market. The fund has no limitation on its overall maturity.


   In selecting securities, fund managers may weigh the characteristics of various types of mortgage securities and examine yield relationships in the context of their outlook for interest rates and the economy. For example, if rates seem likely to fall, mortgage securities expected to have below-average prepayment rates may be purchased and assets may also be allocated to Treasury notes or bonds, which could appreciate in that environment.

   The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity, or to shift assets into higher-yielding securities.


   What are the main risks of investing in the fund?


  . Interest rate risk  Investors should be concerned primarily with this risk.
   An increase in interest rates will likely cause the fund's share price to fall, resulting in a loss of principal. That's because the bonds and notes in the fund's portfolio become less attractive to other investors when securities with higher yields become available. Even GNMAs and other securities whose principal and interest payments are guaranteed can decline in price if rates rise. Generally speaking, the longer a bond's maturity, the greater its potential for price declines if rates rise and for price gains if rates fall.

   Historically, GNMAs and other mortgage-backed securities have declined less in price than comparable Treasuries when rates were rising, and have gained less in price when rates were falling. This is because mortgage securities carry their own special risks related to changing interest rates: prepayment risk and extension risk.


  . Prepayment risk and extension risk A mortgage-backed bond, unlike most other bonds, can be hurt when interest rates fall, because homeowners tend to refinance and prepay principal. Receiving increasing prepayments in a falling interest rate environment causes the average maturity of the portfolio to shorten, reducing its potential for price gains. It also requires the fund to reinvest proceeds at lower interest rates, which reduces the portfolio's total return, reduces its yield, and may even cause certain bonds' prices to fall below what the fund paid for them, resulting in a capital loss. Any of these developments could cause a decrease in the fund's income, share price, or total return.


   Extension risk refers to a rise in interest rates that causes a fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund's sensitivity to rising rates and its potential for price declines.


  . Derivatives risk Shareholders are also exposed to derivatives risk, the potential that our investments in these complex and volatile instruments could affect the fund's share price. In addition to CMOs and better-known instruments such as swaps and futures, other derivatives that may be used in limited fashion by the fund include interest-only (IO) and principal-only
   (PO) securities known as "strips." The value of these instruments is derived from an underlying pool of mortgage-backed securities or a CMO. Some of these instruments can be highly volatile, and their value can fall dramatically in response to rapid or unexpected changes in the mortgage, interest rate, or economic environment.


   To the extent the fund invests in the forward market, it may increase its price sensitivity in relation to interest rate movements.

   Since GNMAs and the fund's other investments are backed by the full faith and credit of the U.S. government, credit risk, or the potential for losses in principal and income as a result of credit downgrades or defaults, should be negligible.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   New Income Fund


   What is the fund's objective?

   The fund seeks the highest level of income consistent with the preservation of capital over time by investing primarily in marketable debt securities.


   What is the fund's principal investment strategy?


   The fund will invest at least 80% of the fund's total assets in income-producing securities, which may include U.S. government and agency obligations, mortgage- and asset-backed securities, corporate bonds, foreign securities, collateralized mortgage obligations (CMOs), and others, including, on occasion, equities.

   All debt securities purchased by the fund must be rated investment grade (AAA, AA, A, or BBB) by at least one major credit rating agency or, if unrated, must have a T. Rowe Price equivalent rating. Up to 15% of total assets may be invested in "split-rated securities," or those rated investment grade by at least one rating agency, but below investment grade by others. However, none of the fund's remaining assets can be invested in bonds rated below investment grade by Standard & Poor's, Moody's, or Fitch IBCA, Inc.

   The fund has considerable flexibility in seeking high yield for the fund. There are no maturity restrictions, so we can purchase longer-term bonds, which tend to have higher yields than shorter-term issues. However, the portfolio's weighted average maturity is expected to be between four and 15 years. In addition, when there is a large yield difference between the various quality levels, we may move down the credit scale and purchase lower-rated bonds with higher yields. When the difference is small or the outlook warrants, we may concentrate investments in higher-rated issues.

   The fund may also invest in other securities, including futures, options, and swaps, in keeping with its objective.

   The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity or quality, or to shift assets into higher-yielding securities or different sectors.



   What are the main risks of investing in the fund?


  . Interest rate risk  Investors should be concerned primarily with this risk.
   An increase in interest rates will likely cause the fund's share price to fall, resulting in a loss of principal. That's because the bonds and notes in the fund's portfolio become less attractive to other investors when securities with higher yields become available. Even GNMAs and other securities whose principal and interest payments are guaranteed can decline in price if rates rise. Generally speaking, the longer a bond's maturity, the greater its potential for price declines if rates rise and for price gains if rates fall. Because the fund may invest in bonds of any maturity, it carries more interest rate risk than short-term bond funds.

  . Credit risk This is the chance that any of the fund's holdings will have their credit rating downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price.

   Investment-grade (AAA to BBB) securities have relatively low financial risk and a relatively high probability of future payment. However, securities rated BBB are more susceptible to adverse economic conditions and may have speculative characteristics. Securities rated below investment-grade (junk or high yield bonds) should be regarded as speculative because their issuers are more susceptible to financial setbacks and recession than more creditworthy companies.



   o The fund may continue to hold a security that has been downgraded or loses its investment-grade rating after purchase.

  . Foreign investing risk To the extent the fund holds foreign bonds, it will be subject to special risks whether the bonds are denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies and possibly the fund's share price.


  . Prepayment risk and extension risk A mortgage-backed bond, unlike most other bonds, can be hurt when interest rates fall, because homeowners tend to refinance and prepay principal. Receiving increasing prepayments in a falling interest rate environment causes the average maturity of the portfolio to shorten, reducing its potential for price gains. It also requires the fund to reinvest proceeds at lower interest rates, which reduces the portfolio's total return, reduces its yield, and may even cause certain bonds' prices to fall below what the fund paid for them, resulting in a capital loss. Any of these developments could cause a decrease in the fund's income, share price, or total return.


   Extension risk refers to a rise in interest rates that causes a fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund's sensitivity to rising rates and its potential for price declines.


  . Derivatives risk Shareholders are also exposed to derivatives risk, the potential that our investments in these complex and volatile instruments could affect the fund's share price. In addition to CMOs and better-known instruments such as swaps and futures, other derivatives that may be used in limited fashion by the fund include interest-only (IO) and principal-only
   (PO) securities known as "strips." The value of these instruments is derived from an underlying pool of mortgage-backed securities or a CMO. Some of these instruments can be highly volatile, and their value can fall dramatically in response to rapid or unexpected changes in the mortgage, interest rate, or economic environment.


   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   U.S. Treasury Long-Term Fund


   What is the fund's objective?

   The fund seeks the highest level of income consistent with maximum credit protection.


   What is the fund's principal investment strategy?


   The fund invests at least 85% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the federal government. The remainder is invested in other securities backed by the full faith and credit of the U.S. government. The portfolio's weighted average maturity is expected to vary between 15 and 20 years, but may range from 10 to 30 years.

   In addition to Treasury securities, the fund's other investments will either be (1) backed by the full faith and credit of the U.S. government (such as GNMA mortgage securities); and, for the bond funds, (2) futures and repurchase agreements collateralized by such investments; or (3) shares of a
   T. Rowe Price internal money market fund that invests exclusively in securities backed by the full faith and credit of the U.S. government.


   The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity, or to shift assets into higher-yielding securities.


   What are the main risks of investing in the fund?


   The fund should have minimal credit risk because it invests only in securities backed by the federal government and other investments involving such securities. The primary source of risk is the possibility of rising interest rates, which generally cause bond prices and a fund's share price to fall. The long-term fund is subject to the greatest price swings because the longer the maturity, the greater the price decline when rates rise and the greater the price increase when rates fall.


   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   High Yield Fund


   What is the fund's objective?

   The fund seeks high current income and, secondarily, capital appreciation.


   What is the fund's principal investment strategy?


   The fund will normally invest at least 80% of net assets in a widely diversified portfolio of high-yield corporate bonds, often called "junk" bonds, income-producing convertible securities, and preferred stocks. High-yield bonds are rated below investment grade (BB and lower). They generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High-yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.


   The fund's weighted average maturity generally is expected to be in the 8- to 12-year range. In selecting investments, we rely extensively on T. Rowe Price research analysts. When our outlook for the economy is positive, we may purchase lower-rated bonds in an effort to secure additional income and appreciation potential. When it is less positive, we may gravitate toward higher-rated junk bonds.


   The fund may also invest in other securities, including futures, options, and swaps, in keeping with its objective.

   The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity or quality, to shift assets into higher-yielding securities, or to reduce marginal quality securities.



   What are the main risks of investing in the fund?

   This fund could have greater price declines than one that invests primarily in high-quality bonds. Like other bond funds, it is exposed to interest rate risk, but credit risk and other risks may often be more important.

  . Interest rate risk This is the decline in bond prices that usually accompanies a rise in interest rates. Longer-maturity bonds typically decline more than those with shorter maturities.

  . Credit risk This is the potential for price losses caused by credit rating downgrades and defaults. Companies issuing high-yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These companies are more vulnerable to financial setbacks and recession than more creditworthy companies, which may impair their ability to make interest and principal payments. Therefore, the credit risk for the fund's portfolio increases when the U.S. economy slows or enters a recession.

   The fund may be more vulnerable to interest rate risk if it is focusing on BB rated bonds, since better-quality junk bonds follow the investment-grade market to some extent. But if its focus is on bonds rated B and below, credit risk will probably predominate.

  . Liquidity risk This is the chance that the fund may not be able to sell bonds at desired prices and that large purchases or sales of certain high-yield bond issues may cause substantial price swings.

  . Other risks The entire noninvestment-grade bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in the market's psychology. This type of volatility is usually associated more with stocks than bonds, but junk bond investors should be prepared for it.

  . Foreign investing risk To the extent the fund holds foreign bonds, it will be subject to special risks whether the bonds are denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies and possibly the fund's share price.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   Summit Cash Reserves Fund


   What is the fund's objective?

   The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income.


   What is the fund's principal investment strategy?


   The fund is a money market fund managed to provide a stable share price of $1.00 that invests in high-quality, U.S. dollar-denominated money market securities of U.S. and foreign issuers. All securities held by the fund will mature in 13 months or less. The fund's average weighted maturity will not exceed 90 days, and its yield will fluctuate with changes in short-term interest rates. In selecting securities, fund managers may examine the relationships among yields on various types and maturities of money market securities in the context of their outlook for interest rates. For example, commercial paper often offers a yield advantage over Treasury bills. And if rates are expected to fall, longer maturities, which typically have higher yields than shorter maturities, may be purchased to try to preserve the fund's income level. Conversely, shorter maturities may be favored if rates are expected to rise.

   The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity or quality, or to shift assets into higher-yielding securities or different sectors.



                                   Equity Funds

   Growth & Income Fund


   What is the fund's objective?

   The fund seeks to provide long-term capital growth, a reasonable level of current income, and increasing future income through investments primarily in dividend-paying common stocks.

   What is the fund's principal investment strategy?


   Our primary focus is on capital appreciation. We will use fundamental, bottom-up research and both growth and value approaches in identifying stocks we believe have good prospects for capital growth over time. Among the many characteristics we look for are seasoned management, leadership positions in growing industries, and strong financial fundamentals. In many instances, we analyze free cash flow because it can allow a company to increase dividends, repurchase shares, or make acquisitions. While investments may include mid-size companies, large-capitalization companies are expected to predominate.


   In selecting growth stocks, we generally look for companies with above-average earnings growth and a lucrative niche in the economy that allows them to sustain earnings momentum even during times of slow economic growth. When applying a value analysis, we seek companies with good future prospects whose current stock prices seem undervalued relative to the general market, the industry average, or the company's historical valuation based on earnings, cash flow, book value, or dividends.


   In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


   While most assets will be invested in U.S. common stocks, other securities may also be purchased, including convertible securities, foreign stocks, futures, and options, in keeping with fund objectives.

   The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


   What are the main risks of investing in the fund?

   Since the fund can hold both growth and value stocks, its share price can be affected by the particular risks associated with each type of investment. Stocks with growth characteristics can have relatively wide price swings as a result of the high valuations they may carry. Because earnings expectations often drive their stock prices, earnings disappointments can result in sharp price declines. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that their low prices are actually appropriate. While the fund will seek dividend-paying stocks, the overall income level is not expected to play a meaningful role in cushioning its share price against market declines. Convertible securities have a lower yield than regular bonds of comparable quality and are subject to price declines associated with stocks, although generally to a lesser degree.

   As with all equity funds, this fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

   Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   New Era Fund


   What is the fund's objective?

   The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities, and also through the stocks of selected nonresource growth companies.


   What is the fund's principal investment strategy?


   The fund will normally invest a minimum of two-thirds of fund assets in the common stocks of natural resource companies whose earnings and tangible assets could benefit from accelerating inflation. We also invest in other growth companies with strong potential for earnings growth that do not own or develop natural resources. The relative percentages invested in resource and nonresource companies can vary depending on economic and monetary conditions and our outlook for inflation. The natural resource companies held by the fund typically own, develop, refine, service, or transport resources, including energy, metals, forest products, real estate, and other basic commodities. In selecting natural resource stocks, we look for companies whose products can be produced and marketed profitably when both labor costs and prices are rising. In the mining area, for example, we might look for a company with the ability to expand production and maintain superior exploration programs and production facilities.

   In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


   At least half of fund assets will be invested in U.S. securities, but up to 50% of total assets may be invested in foreign securities. We may also buy other types of securities, including futures and options, in keeping with the fund's objective.

   The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


   What are the main risks of investing in the fund?


   The fund is less diversified than most stock funds and could therefore experience sharp price declines when conditions are unfavorable to its sector. For instance, since the fund attempts to invest in companies that may benefit from accelerating inflation, low inflation could lessen returns. The rate of earnings growth of natural resource companies may be irregular since these companies are strongly affected by natural forces, global economic cycles, and international politics. For example, stock prices of energy companies can fall sharply when oil prices fall. Real estate companies are influenced by interest rates and other factors.


   As with all equity funds, this fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

   The fund's investments in foreign securities, or even in U.S. companies with significant overseas investments, are also subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. While currency risk may be somewhat reduced because many commodities markets are dollar based, the fund's exposure to foreign political and economic risk will be heightened by investments in companies with operations in emerging markets.

   Investments in futures and options, if any, are subject to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   Growth Stock Fund


   What is the fund's objective?

   The fund seeks to provide long-term capital growth and, secondarily, increasing dividend income through investments in the common stocks of well-established growth companies.


   What is the fund's principal investment strategy?


   The fund will invest at least 80% of net assets in the common stocks of a diversified group of growth companies. We mostly seek investments in companies that have the ability to pay increasing dividends through strong cash flow. We generally look for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, we believe that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

   In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


   While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

   The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


   What are the main risks of investing in the fund?

   Growth stocks can be volatile for several reasons. Since these companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

   As with all equity funds, this fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

   Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   New Horizons Fund


   What is the fund's objective?

   The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies.

   What is the fund's principal investment strategy?


   The fund will invest primarily in a diversified group of small, emerging growth companies, preferably early in the corporate life cycle before a company becomes widely recognized by the investment community. The fund may also invest in companies that offer the possibility of accelerating earnings growth because of rejuvenated management, new products, or structural changes in the economy. We will not necessarily sell a position in a company that has grown beyond the developing stage if the company still fits the fund's other investment criteria.


   When choosing stocks, T. Rowe Price analysts look for small growth companies that:

  . have effective management;

  . operate in fertile growth areas;

  . demonstrate effective research, product development, and marketing;

  . provide efficient service;

  . possess pricing flexibility; and

  . employ sound financial and accounting policies.


   In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


   While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

   The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


   What are the main risks of investing in the fund?


   Investing in small companies involves greater risk than is customarily associated with larger companies. Stocks of small companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have limited product lines, markets, or financial resources, and their managements may lack depth and experience. Such companies seldom pay significant dividends that could cushion returns in a falling market.


   Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own businesses, they may lack dividends that can cushion declines in a falling market. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. In general, stocks with growth characteristics can have relatively wide price swings as a result of the high valuations they may have.

   As with all equity funds, this fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

   Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   Mid-Cap Value Fund


   What is the fund's objective?

   The fund seeks to provide long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.


   What is the fund's principal investment strategy?


   The fund will invest at least 80% of net assets in companies whose market capitalization (number of shares outstanding multiplied by share price) falls within the range of the companies in the S&P MidCap 400 Index or the Russell Midcap Value Index. The market capitalization of the companies in the fund's portfolio and these indices changes over time; the fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows or falls outside this range. We follow a value approach in selecting investments. Our in-house research team seeks to identify companies whose stock prices do not appear to reflect their underlying values.


   In selecting investments, we generally favor companies with one or more of the following:

  . attractive operating margins, significant cash flow generation, or prospect thereof;
  . sound balance sheet and financial management;

  . stock ownership by management;

  . significant cash generation; or

  . low stock price relative to assets, earnings, cash flow, or business franchise value.


   In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


   While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

   The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


   What are the main risks of investing in the fund?

   The stocks of mid-cap companies entail greater risk and are usually more volatile than those of larger companies. In addition, the fund's value approach carries the risks that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

   As with all equity funds, this fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

   Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   Blue Chip Growth Fund


   What is the fund's objective?

   The fund seeks to provide long-term capital growth. Income is a secondary objective.


   What is the fund's principal investment strategy?


   The fund will invest at least 80% of net assets in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in our view, are well-established in their industries and have the potential for above-average earnings growth. We focus on companies with leading market position, seasoned management, and strong financial fundamentals. Our investment approach reflects our belief that solid company fundamentals (with emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies we target will have good prospects for dividend growth.

   In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


   While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

   The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


   What are the main risks of investing in the fund?

   Even well-established growth stocks can be volatile. Since growth companies usually invest a high portion of earnings in their own businesses, their stocks may lack the dividends that can cushion share prices in a down market. Since many investors buy these stocks because of anticipated superior earnings growth, earnings disappointments often result in sharp price declines. Also, medium-sized companies may have greater volatility than larger ones.

   As with all equity funds, this fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

   Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   Equity Income Fund


   What is the fund's objective?

   The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.


   What is the fund's principal investment strategy?


   The fund will normally invest at least 80% of the fund's net assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

   The fund typically employs a "value" approach in selecting investments. Our in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.


   In selecting investments, we generally look for companies with the following:

  . an established operating history;
  . above-average dividend yield relative to the S&P 500;
  . low price/earnings ratio relative to the S&P 500;
  . a sound balance sheet and other positive financial characteristics; and . low stock price relative to a company's underlying value as measured by assets, cash flow, or business franchises.


   In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


   While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

   The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


   What are the main risks of investing in the fund?

   The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

   The fund's emphasis on stocks of established companies paying high dividends and its potential investments in fixed-income securities may limit its potential for appreciation in a broad market advance. Such securities may be hurt when interest rates rise sharply. Also, a company may reduce or eliminate its dividend.

   As with all equity funds, this fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

   Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.


                            International Equity Funds


   What are each fund's objective and principal investment strategies?

   The funds use a growth investing approach in their individual investment strategies.

   Growth Investing
   T. Rowe Price International, Inc. ("T. Rowe Price International") employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence our allocations among large-, mid-, or small-cap shares.

   While we invest with an awareness of the global economic backdrop and our outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

   In selecting stocks, we generally favor companies with one or more of the following characteristics:

  . leading market position;
  . attractive business niche;
  . strong franchise or monopoly;
  . technological leadership or proprietary advantages;
  . seasoned management;
  . earnings growth and cash flow sufficient to support growing dividends; and . healthy balance sheet with relatively low debt.

   European Stock Fund
   Objective: The fund seeks long-term growth of capital through investments primarily in the common stocks of European companies. Current income is a secondary objective.


   Strategy: Normally, at least five countries will be represented in the portfolio. The fund expects to make substantially all of its investments (normally at least 80% of net assets) in stocks of companies located in the countries listed below, as well as others as their markets develop:


  . Primary Emphasis: Austria, Denmark, Finland, France, Germany, Ireland,
   Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and United Kingdom.

  . Others: Belgium, Czech Republic, Greece, Hungary, Israel, Poland, Russia, and Turkey.


   Stock selection reflects a growth style. We also seek to take advantage of opportunities arising from such trends as privatization, the reduction of trade barriers, progress toward economic and monetary union, and the potential growth of the emerging economies of Eastern Europe.

   New Asia Fund
   Objective: The fund seeks long-term growth of capital through investments in companies located (or with primary operations) in Asia (excluding Japan).


   Strategy: The fund expects to make substantially all of its investments (normally at least 80% of net assets) in the countries listed below, as well as others as their markets develop:


  . Primary Emphasis:  China, Hong Kong, India, Indonesia, Malaysia,
   Philippines, Singapore, South Korea, Taiwan, and Thailand.
  . Others: Pakistan and Vietnam.

   Stock selection reflects a growth style. The fund is registered as "nondiversified," meaning it may invest a greater portion of assets in a single company and own more of the company's voting securities than is permissible for a "diversified" fund.

   Japan Fund
   Objective: The fund seeks long-term growth of capital through investments in common stocks of companies located (or with primary operations) in Japan.


   Strategy: The fund expects to make substantially all of its investments (normally at least 80% of net assets) across a wide range of Japanese industries and companies. Stock selection reflects a growth style.


   Emerging Markets Stock Fund
   Objective: The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.


   Strategy: The fund expects to make substantially all of its investments (normally at least 80% of net assets) in emerging markets in Latin America, Asia, Europe, Africa, and the Middle East. Stock selection reflects a growth style. An emerging market includes any country defined as emerging or developing by the International Bank for Reconstruction and Development (World Bank), the International Finance Corporation, or the United Nations.


   Countries in which the fund may invest are listed below and others will be added as opportunities develop:

  . Asia: China, Hong Kong, India, Indonesia, Korea, Malaysia, Pakistan,
   Philippines, Singapore, Sri Lanka, Taiwan, Thailand, and Vietnam.
  . Latin America: Argentina, Belize, Brazil, Chile, Colombia, Mexico, Panama,
   Peru, and Venezuela.
  . Europe: Croatia, Czech Republic, Estonia, Greece, Hungary, Latvia,
   Lithuania, Poland, Romania, Russia, Slovakia, Slovenia, and Turkey.
  . Africa and the Middle East: Botswana, Egypt, Israel, Jordan, Mauritius,
   Morocco, Nigeria, South Africa, Tunisia, and Zimbabwe.

   Latin America Fund
   Objective: The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Latin America.


   Strategy: The fund expects to make substantially all of its investments (normally at least 80% of net assets) in Latin American companies. At least four countries should be represented at any time. Investments may be made in the countries below, as well as others as their markets develop:


  . Primary Emphasis: Argentina, Brazil, Chile, Mexico, Peru, and Venezuela. . Others: Belize, Colombia, Ecuador, and Guatemala.

   Stock selection reflects a growth style. We may make substantial investments (at times more than 25% of total assets) in the telephone companies of various Latin American countries. These utilities play a critical role in a country's economic development. The fund is registered as "nondiversified," meaning it may invest a greater portion of assets in a single company and own more of the company's voting securities than is permissible for a "diversified" fund. In some markets, such as Brazil, the fund may purchase preferred stock because of its liquidity advantage over common stock.

   International Stock Fund

   Objective: : The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.



   Strategy: : The fund expects to invest substantially all of the fund's assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Stock selection reflects a growth style. We may purchase the stocks of companies of any size, but our focus will typically be on large and, to a lesser extent, medium-sized companies. Normally, at least 80% of the fund's net assets will be invested in stocks.


   International Discovery Fund
   Objective: The fund seeks long-term growth of capital through investments primarily in the common stocks of rapidly growing, small to medium-sized companies outside the U.S.


   Strategy: The fund expects to invest substantially all of the fund's assets outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Stock selection reflects a growth style. The fund will emphasize small to medium-sized companies. Depending on conditions, the fund's portfolio should be composed of at least 10 countries and 100 different companies. Normally, at least 80% of the fund's net assets will be invested in stocks.


   Emerging Europe & Mediterranean Fund
   Objective: The fund seeks long-term growth of capital through investments primarily in the common stocks of companies in the emerging market countries of Europe and the Mediterranean region.


   Strategy: The fund expects to make substantially all of its investments (normally at least 80% of net assets) in the emerging markets of Europe, including Eastern Europe and the former Soviet Union, and the

   Mediterranean region, including the Middle East and North Africa. Normally, seven to 12 countries will be represented in the portfolio. The fund may invest in common stocks in the countries listed below, as well as others as their markets develop:


  . Primary Emphasis: Croatia, Czech Republic, Egypt, Estonia, Greece, Hungary,
   Israel, Poland, Russia, and Turkey.
  . Others: Bulgaria, Jordan, Latvia, Lebanon, Lithuania, Morocco, Romania,
   Slovakia, Slovenia, and Tunisia.


   The fund may purchase the stocks of companies of any size, but our focus will typically be on the larger and, to a lesser extent, medium-sized companies, in the region. The fund seeks to take advantage of opportunities arising from such trends as privatization, the reduction of trade barriers, and progress toward Economic and Monetary Union in Europe. The fund is registered as "nondiversified," meaning it may invest a greater portion of assets in a single company and own more of the company's voting securities than is permissible for a "diversified" fund. Depending on conditions, the fund's portfolio should be composed of at least 30 to 50 different companies. Stock selection reflects a growth style.


   Each fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


   What are the main risks of investing in the funds?

   As with all stock funds, each fund's share price can fall because of weakness in one or more of its primary equity markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets.

   The risk profile of the funds varies with the investment style they pursue, their geographic focus, and whether they invest in developed markets, emerging markets, or both. Even investments in countries with highly developed economies are subject to significant risks.

   Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Some particular risks affecting these funds include the following:

  . Currency risk This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund's holdings can be significant, unpredictable, and long-lasting depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the funds do not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile and it is not possible to effectively hedge the currency risks of many developing countries.


  . Geographic risk (Japan and regional funds) Funds that are less diversified across geographic regions, countries, industries, or individual companies are generally riskier than more diversified funds. Thus, for example, investors in the Japan Fund are fully exposed to that country's economic cycles, stock market valuations, and currency exchange rates, which could increase its risks compared with a more diversified fund. In addition, investors in Japan should be aware of specific problems, including tax laws that discourage consumer spending and dampen growth, deflation, a banking system burdened with bad loans, and the government's unsatisfactory progress on effecting credible solutions to these problems. The economies and financial markets of certain regions - such as Latin America, Asia, and Europe and the Mediterranean region-can be interdependent and may all decline at the same time.

  . Emerging market risk (Emerging Europe & Mediterranean, Emerging Markets
   Stock, Latin America, New Asia; other funds to a lesser degree, except Japan)
    Investments in emerging markets are subject to abrupt and severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. These economies are less well developed and can be overly reliant on particular industries and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist or retaliatory measures. Certain countries have legacies and periodic episodes of hyperinflation and currency devaluations, particularly Russia and many Latin American nations, and more recently many Asian countries. Governments in many emerging market countries participate to a significant degree in their economies and securities markets. Investments in countries or regions that have recently begun moving away from central planning and state-owned industries toward free markets should be regarded as speculative. While some countries have made progress in economic growth, liberalization, fiscal discipline, and political and social stability, there is no assurance these trends will continue. Some countries have histories of instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Significant external risks currently affect some emerging countries.


   The volatility of emerging markets may be heightened by the actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, fund share prices. These factors make investing in such countries significantly riskier than in other countries and any one of them could cause a fund's share price to decline.


  . Other risks of foreign investing Risks can result from the varying stages of economic and political development, differing regulatory environments, trading days, and accounting standards, and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes.


  . Small and medium-sized company risk (International Discovery; others to a lesser degree) To the extent each fund invests in small- and mid-capitalization stocks, it is likely to be more volatile than a fund that invests only in large companies. Small and medium-sized companies are generally riskier because they may have limited product lines, capital, and managerial resources. Their securities may trade less frequently and with greater price swings.

  . Nondiversified status (Emerging Europe & Mediterranean, Latin America, and
   New Asia) There is additional risk with each fund because it is nondiversified and thus can invest more of its assets in a smaller number of companies. Thus, for example, poor performance by a single large holding of a fund would adversely affect fund performance more than if the fund held a larger number of companies.

  . Futures/options risk To the extent the fund uses futures and options, it is exposed to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.


                       International Fixed-Income Funds



   What are each fund's objective and principal investment strategies?

   International Bond Fund


   Objective: : The fund seeks to provide high current income and capital appreciation by investing primarily in high-quality, nondollar-denominated bonds outside the U.S.



   Strategy: : Normally, the fund will invest at least 80% of its net assets in bonds and 65% of its total assets in high-quality (AA or better) foreign bonds. The fund may invest up to 20% of assets in below investment-grade, high-risk bonds, including those in default or with the lowest rating. Up to 20% of assets may be invested in dollar-denominated foreign bonds such as Brady and other emerging market bonds.


   Although we expect to maintain an intermediate to long weighted average maturity, there are no maturity restrictions on the overall portfolio or on individual securities. The fund has wide flexibility to purchase and sell currencies and engage in hedging transactions. However, we normally do not attempt to cushion the impact of foreign currency fluctuations on the dollar. Therefore, the fund is likely to be heavily exposed to foreign currencies.

   Investment decisions are based on fundamental market factors, such as yield and credit quality differences among bonds as well as demand and supply trends and currency values. The fund generally invests in countries where the combination of fixed-income returns and currency exchange rates appears attractive, or, if the currency trend is unfavorable, where we believe the currency risk can be minimized through hedging. The fund sells holdings for a variety of reasons, such as to adjust its average maturity or quality, to shift assets into higher-yielding securities, or to alter geographic or currency exposure.

   Emerging Markets Bond Fund

   Objective: The fund seeks to provide high income and capital appreciation.


   Strategy: The fund will normally invest at least 80% (and potentially all) of its net assets in the government or corporate debt securities of emerging nations. Fund holdings may include the lowest-rated bonds, including those in default.


   There are no maturity restrictions, and the fund's weighted average maturity normally ranges between five and 10 years but may vary substantially because of market conditions. Under normal circumstances, most of the fund's total assets are expected to be denominated in U.S. dollars, and the fund will not usually attempt to cushion the impact of foreign currency fluctuations on the dollar. Security selection relies heavily on research, which analyzes political and economic trends as well as creditworthiness. The fund tends to favor bonds it expects will be upgraded. The fund sells holdings for a variety of reasons, such as to adjust its average maturity or quality, to shift assets into higher-yielding securities, or to alter geographic or currency exposure.


   What are the main risks of investing in the funds?

   The risk profiles of the funds vary with the types of bonds they purchase, their degree of currency exposure, and whether they invest in developed markets, emerging markets, or both. Of the two funds, Emerging Markets Bond is more risky, with higher potential for sharp price declines.

  . Interest rate risk This risk refers to the decline in bond prices that accompanies a rise in the overall level of interest rates. (Bond prices and interest rates move in opposite directions.) Because prices of long-term bonds are more sensitive to interest rate changes than prices of short-term bonds, the funds have greater interest rate risk than short-term bond funds.


  . Credit risk This is the chance that any of the fund's holdings will have their credit rating downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price. The risk of default is much greater for emerging market bonds.


   Of the two funds, Emerging Markets Bond has higher credit risk because the average credit quality of its holdings is lower. (See emerging market risk discussion.)


  . Nondiversified risk Because they are nondiversified, each fund can invest more of its assets in a smaller number of issuers than diversified funds. This could result in greater potential losses than for funds investing in a broader variety of issues.


  . Currency risk This is the risk of a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on each fund's holdings can be significant and long-lasting, depending on the currencies represented in the portfolio, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. The International Bond Fund is normally heavily exposed to foreign currencies, so that changes in currency exchange rates are likely to play a significant role in fund performance. Bonds held in the Emerging Markets Bond Fund are often denominated in U.S. dollars to improve their marketability, but this does not protect them from substantial price declines in the face of political and economic turmoil. In addition, many emerging market currencies cannot be effectively hedged. Currency trends are unpredictable, and to the extent each fund purchases and sells currencies, it will also be subject to the risk that its trading strategies, including efforts at hedging, will not succeed. Furthermore, hedging costs can be significant and reduce fund net asset value, and many emerging market currencies cannot be effectively hedged.

  . Emerging market risk The funds' investments in emerging markets are subject to abrupt and severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. These economies are less well developed and can be overly reliant on particular industries and more vulnerable to the ebb and flow of international trade and capital, trade barriers, and other protectionist or retaliatory measures. Some countries have legacies of hyperinflation and currency devaluations versus the dollar (which adversely affects returns to U.S. investors). Significant devaluations have occurred in recent years in various emerging market countries. Governments of some emerging market countries have defaulted on their bonds and investors in this sector must be prepared for similar events in the future.


  . Other risks of foreign investing Other risks result from the varying stages of economic and political development of foreign countries, the differing regulatory environments, trading days, and accounting standards of non-U.S. markets, and higher transaction costs. Government interference in capital markets, such as capital or currency controls, nationalization of companies or industries, expropriation of assets, or imposition of punitive taxes would also hurt the funds.

  . Derivatives risk To the extent the funds use these instruments, they may be exposed to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the funds will achieve their objectives.


                          Interfund Borrowing and Lending


   The fund is a party to an exemptive order received from the SEC on December 8, 1998, amended on November 23, 1999, that permits it to borrow money from and/or lend money to other funds in the T. Rowe Price complex ("Price Funds"). All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The program is subject to the oversight and periodic review of the Boards of Directors of the Price Funds.




 SPECIAL CONSIDERATIONS
 -------------------------------------------------------------------------------
   Prospective investors should consider that certain underlying Price funds (the "Price funds") may engage in the following:

   Foreign Currency Transactions Enter into foreign currency transactions. Since investments in foreign companies will usually involve currencies of foreign countries, and the International funds, as well as certain other Price funds, will hold funds in bank deposits in foreign custodians during the completion of investment programs, the value of the assets of the Price funds as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and these Price funds may incur costs in connection with conversions between various currencies. The Price funds will generally conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the prevailing rate in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Price funds will generally not enter into a forward contract with a term of greater than one year. Although foreign currency transactions will be used primarily to protect the Price funds from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.

   Lending Portfolio Securities Lend portfolio securities for the purpose of realizing additional income. The Price funds may lend securities to broker-dealers or institutional investors. Any such loan will be continuously secured by collateral at least equal to the value of the security loaned. Such lending could result in delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

   Futures Contracts and Options (types of potentially high-risk derivatives) Enter into interest rate, stock index, or currency futures contracts. Certain Price funds may enter into such contracts (or options thereon), or a combination of such contracts, (1) as a hedge against changes in prevailing levels of interest rates, price movements, or currency exchange rates in the Price funds' portfolios in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by such Price funds; (2) as an efficient means of adjusting the Price funds' exposure to the markets; or (3) to adjust the duration of the Price funds' portfolios. Initial margin deposits and premiums on options used for non-hedging purposes will not equal more than 5% of each Price fund's net asset value. Certain Price funds may also purchase and sell call and put options on securities, currencies, and financial and stock indices. The aggregate market value of each fund's currencies or portfolio securities covering call or put options will not exceed 25% of a fund's net assets. Futures contracts and options can be highly volatile and could result in reduction of a Price fund's total return, and a Price fund's attempt to use such investments for hedging purposes may not be successful.


               FOR MORE INFORMATION ABOUT AN UNDERLYING PRICE FUND,
                       CALL 1-800-638-5660 (1-410-345-2308).



 INVESTMENT RESTRICTIONS
 -------------------------------------------------------------------------------
   Fundamental policies may not be changed without the approval of the lesser of
   (1) 67% of the fund's shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of a fund's outstanding shares. Other restrictions in the form of operating policies are subject to change by the fund's Board of Directors without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the fund. Calculation of the fund's total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the fund's prospectus or Statement of Additional Information will not include cash collateral held in connection with securities lending activities.


                               Fundamental Policies

   As a matter of fundamental policy, the fund may not:

   (1) Borrowing Borrow money, except the fund may borrow from banks or other Price funds as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 30% of its total assets valued at market. The fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. Interest paid on any such borrowings will reduce net investment income;

   (2) Commodities (a) Spectrum Growth and Spectrum Income Funds may not purchase or sell commodities or commodity or futures contracts;

       (b)Spectrum International Fund may not purchase or sell physical commodities; except that it may enter into futures contracts and options thereon.

   (3) Loans Make loans, although the funds may purchase money market securities and enter into repurchase agreements;

   (4) Margin Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities;


   (5) Mortgaging Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the funds as security for indebtedness except as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging, or hypothecating may not exceed 30% of each fund's total assets, valued at market;

   (6) Real Estate Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (although each fund may purchase money market securities secured by real estate or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

   (7) Senior Securities Issue senior securities;

   (8) Short Sales Effect short sales of securities; or

   (9) Underwriting Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.


                                Operating Policies

   As a matter of operating policy, the fund may not:

   (1) Control of Portfolio Companies Invest in companies for the purpose of exercising management or control;

   (2) Illiquid Securities Purchase illiquid securities if, as a result, more than 10% of its net assets would be invested in such securities;

   (3) Oil and Gas Programs Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the fund would be invested in such programs;

   (4) Options Invest in options;


   (5) Futures (a) Spectrum Growth and Spectrum Income Funds may not invest in futures;

       (b)
       Spectrum International Fund, though it has no intention at this time of investing in futures, reserves the right to do so in the future.


   (6) Forward Currency Contracts None of the funds has the intention of investing in forward currency contracts at this time. However, they all reserve the right to do so at some point in the future; or

   (7) Warrants Invest in warrants.

   Pursuant to an Exemptive Order issued by the SEC (Investment Company Act Release No. IC-21425, October 18, 1995): (i) there is no limit on the amount the fund may own of the total outstanding voting securities of registered investment companies which are members of the T. Rowe Price family of funds,
   (ii) each fund, in accordance with the prospectus, may invest more than 5% of its assets in any one or more of the Price funds, and (iii) each fund may invest more than 10% of its assets, collectively, in registered investment companies which are members of the T. Rowe Price family of funds.


   Because of their investment objectives and policies, the funds will each concentrate more than 25% of their assets in the mutual fund industry. In accordance with the funds' investment programs set forth in the prospectus, each of the funds may invest more than 25% of its assets in certain of the underlying Price funds. However, each of the underlying Price funds in which each fund will invest (other than New Income, Short-Term Bond, High Yield, Latin America, and International Bond Funds) will not concentrate more than 25% of its total assets in any one industry. The Latin America Fund expects to make substantial investments in the telephone companies of various Latin American countries (at times more than 25% of total assets). The New Income and Short-Term Bond Funds will, under certain conditions, invest up to 50% of their assets in any one of the following industries: gas, utility, gas transmission utility, electric utility, telephone utility, and petroleum. The Short-Term Bond, International Bond, and High Yield Funds will each normally concentrate 25% or more of their assets in the securities of the banking industry when their position in issues maturing in one year or less equals 35% or more of their total assets.

 MANAGEMENT OF THE FUNDS
 -------------------------------------------------------------------------------

   The management of each fund's business and affairs is the responsibility of the Board of Directors for Spectrum Fund. In exercising their responsibilities, the Board, among other things, will refer to the Special Servicing Agreement and policies and guidelines included in an Application for an Exemptive Order (and accompanying Notice and Order issued by the Commission). A majority of Spectrum Fund's directors will be non-interested persons as defined in Section 2(a)(19) of the 1940 Act. However, the directors and the officers of Spectrum Fund, T. Rowe Price, and T. Rowe Price International also serve in similar positions with most of the underlying Price funds. Thus, if the interests of a fund and the underlying Price funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how this latter group of persons fulfill their fiduciary duties to that fund and the underlying Price funds. The directors of Spectrum Fund believe they have structured each fund to avoid these concerns. However, conceivably, a situation could occur where proper action for Spectrum Fund or the Spectrum Growth, Spectrum Income, or Spectrum International Funds separately, could be adverse to the interests of an underlying Price fund, or the reverse could occur. If such a possibility arises, the directors and officers of the affected funds and T. Rowe Price will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict. Moreover, limitations on aggregate investments in the underlying Price funds and other restrictions have been adopted by Spectrum Fund to minimize this possibility, and close and continuous monitoring will be exercised to avoid, insofar as possible, these concerns.

   The officers and directors of Spectrum Fund are listed below. Unless otherwise noted, the address of each is 100 East Pratt Street, Baltimore, Maryland 21202. Except as indicated, each has been an employee of T. Rowe Price for more than five years. The directors of the Spectrum Funds are not paid a fee for their service as directors.

   The fund is governed by a Board of Directors that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund's officers. The majority of Board members are independent of T. Rowe Price and T. Rowe Price International. The directors who are also employees or officers of T. Rowe Price are referred to as inside or interested directors. Each Board currently has three committees, described in the following paragraphs.

   The Committee of Independent Directors, which consists of all of the independent directors of the funds, is responsible for selecting candidates for election as independent directors or trustees to fill vacancies on each fund's Board. F. Pierce Linaweaver is chairman of the committee. The committee will consider written recommendations from shareholders for possible nominees. Shareholders should submit their recommendations to the secretary of the funds. The committee held no formal meetings during the last fiscal year.

   The Joint Audit Committee is comprised of David K. Fagin, F. Pierce Linaweaver, John G. Schreiber, and Paul M. Wythes, all independent directors. The Audit Committee holds two regular meetings during each fiscal year, at which time it meets with the independent accountants of the T. Rowe Price funds to review: (1) the services provided; (2) the findings of the most recent audit; (3) management's response to the findings of the most recent audit; (4) the scope of the audit to be performed; (5) the accountants' fees; and (6) any accounting or other questions relating to particular areas of the
   T. Rowe Price funds' operations or the operations of parties dealing with the
   T. Rowe Price funds, as circumstances indicate. The Audit Committee for the funds met three times in 2001. All members of the committee participated in the meetings.


   The fund's Executive Committee, consisting of the fund's interested directors, has been authorized by its respective Board of Directors to exercise all powers of the Board to manage the fund in the intervals between meetings of the Board, except the powers prohibited by statute from being delegated.

                            Independent Directors*



                                                                                     Number of
                                      Term of Office(a)                              Portfolios
                                      and Length of Time                              in Fund
                        Position(s)         Served        Principal Occupation(s)     Complex      Other Directorships of
  Name, Address, and     Held With                         During Past 5 Years(b)   Overseen by       Public Companies
    Date of Birth           Fund                                                      Director
---------------------------------------------------------------------------------------------------------------------------
 Calvin W. Burnett,     Director      Director since      President, Coppin              97       Provident Bank of
 Ph.D.                                later of            State College                           Maryland
 100 East Pratt Street                2001
 Baltimore, MD 21202                   or
 3/16/32                              inception of
                                      fund(c)
---------------------------------------------------------------------------------------------------------------------------
 Anthony W. Deering     Director      Director since      Director, Chairman             97       The Rouse Company
 100 East Pratt Street                later of            of the Board,
 Baltimore, MD 21202                  2001                President, and Chief
 1/28/45                               or                 Executive Officer,
                                      inception of        The Rouse
                                      fund(c)             Company, real estate
                                                          developers
---------------------------------------------------------------------------------------------------------------------------
 Donald W. Dick, Jr.    Director      Director since      Principal,                     97       None
 100 East Pratt Street                later of            EuroCapital
 Baltimore, MD 21202                  1999                Advisors, LLC, an
 1/27/43                               or                 acquisition and
                                      inception of        management
                                      fund(c)             advisory firm
---------------------------------------------------------------------------------------------------------------------------
 David K. Fagin         Director      Director since      Director, Dayton               97       Dayton Mining
 100 East Pratt Street                later of            Mining Corporation                      Corporation, Golden
 Baltimore, MD 21202                  1999                (6/98 to present),                      Star Resources Ltd.,
 4/9/38                                or                 Golden Star                             and Canyon
                                      inception of        Resources Ltd., and                     Resources, Corp.
                                      fund(c)             Canyon Resources,
                                                          Corp. (5/00 to
                                                          present); Chairman
                                                          and President, Nye
                                                          Corporation
---------------------------------------------------------------------------------------------------------------------------
 F. Pierce Linaweaver   Director      Director since      President, F. Pierce           97       None
 100 East Pratt Street                later of            Linaweaver &
 Baltimore, MD 21202                  2001                Associates, Inc.,
 8/22/34                               or                 consulting
                                      inception of        environmental &
                                      fund(c)             civil engineers
---------------------------------------------------------------------------------------------------------------------------
 Hanne M. Merriman      Director      Director since      Retail Business                97       Ann Taylor Stores
 100 East Pratt Street                later of            Consultant                              Corporation,
 Baltimore, MD 21202                  1999                                                        Ameren Corp.,
 11/16/41                              or                                                         Finlay Enterprises,
                                      inception of                                                Inc., The Rouse
                                      fund(c)                                                     Company, and US
                                                                                                  Airways Group, Inc.
---------------------------------------------------------------------------------------------------------------------------
 John G. Schreiber      Director      Director since      Owner/President,               97       AMLI Residential
 100 East Pratt Street                later of            Centaur Capital                         Properties Trust,
 Baltimore, MD 21202                  2001                Partners, Inc., a real                  Host Marriott
 10/21/46                              or                 estate investment                       Corporation, and
                                      inception of        company; Senior                         The Rouse Company,
                                      fund(c)             Advisor and Partner,                    real estate developers
                                                          Blackstone Real
                                                          Estate Advisors, L.P.
---------------------------------------------------------------------------------------------------------------------------
 Hubert D. Vos          Director      Director since      Owner/President,               97       None
 100 East Pratt Street                later of            Stonington Capital
 Baltimore, MD 21202                  1999                Corporation, a
 8/2/33                                or                 private investment
                                      inception of        company
                                      fund(c)
---------------------------------------------------------------------------------------------------------------------------
 Paul M. Wythes         Director      Director since      Founding Partner of            97        Teltone Corporation
 100 East Pratt Street                later of            Sutter Hill Ventures,
 Baltimore, MD 21202                  1999                a venture capital
 6/23/33                               or                 limited partnership,
                                      inception of        providing equity
                                      fund(c)             capital to young
                                                          high technology
                                                          companies
                                                          throughout the
                                                          United States
---------------------------------------------------------------------------------------------------------------------------

 * All information about the directors was current as of December 31, 2001.

 (a) Each director serves until election of a successor.

 (b) Unless otherwise indicated, the Independent Directors have been engaged in their respective principal occupations for at least five years.

 (c) See fund inception dates in the chart below.

         Fund Inception Dates
Fund                     Inception Date
----                     --------------
Spectrum Growth             06/29/90
Spectrum Income             06/29/90
Spectrum International      12/31/96





                                 Inside Directors


                                   Term of                                Number of    O
                                   Office(                                Portfolios   ther
                                   a                                      in Fund      Director
                     Position(s)   )            Principal Occupation(s)   Complex      ships of
Name, Address, and   Held With     and Length   During Past 5 Years       Overseen     Public
Date of Birth        Fund          of Time      (b)                       by Director  Companies
                                   Served
--------------------------------------------------------------------------------------------------





 James A.C. Kennedy     Director   Director since    Managing Director and            32     None
 100 East Pratt Street             later of          Director, T. Rowe Price and
 Baltimore, MD 21202
 8/15/53                           2001              T. Rowe Price Group, Inc.
                                                     Director
                                   or inception
                                   of fund(
                                   c
                                   )
------------------------------------------------------------------------------------------------------




 James S. Riepe         Director   Director since    Vice Chairman of the Board,         97     None
 100 East Pratt Street             later of          Director and Managing
 Baltimore, MD 21202               1990              Director, T. Rowe Price and
 6/25/43                                             T. Rowe Price Group, Inc.;
                                   or inception      Chairman of the Board and
                                   of fund(          Director, T. Rowe Price
                                   c                 Investment Services, Inc.,
                                   )                 T. Rowe Price Retirement Plan
                                                     Services, Inc., and T. Rowe
                                                     Price Services, Inc.; Chairman
                                                     of the Board, Director,
                                                     President, and Trust Officer,
                                                     T. Rowe Price Trust Company;
                                                     Director, T. Rowe Price
                                                     International, Inc., T. Rowe
                                                     Price Global Asset
                                                     Management Limited, and
                                                     T. Rowe Price Global

                                                     Investment Services Limited
                                                     Chairman of the Board
---------------------------------------------------------------------------------------------------------

                                   Term of                                Number of    O
                                   Office(                                Portfolios   ther
                                   a                                      in Fund      Director
                     Position(s)   )            Principal Occupation(s)   Complex      ships of
Name, Address, and   Held With     and Length   During Past 5 Years       Overseen     Public
Date of Birth        Fund          of Time      (b)                       by Director  Companies
                                   Served
--------------------------------------------------------------------------------------------------





 M. David Testa         Director   Director since    Vice Chairman of the Board,          97     None
 100 East Pratt Street             later of          Chief Investment Officer,
 Baltimore, MD 21202               1999              Director, and Managing
 4/22/44                                             Director, T. Rowe Price Group,
                                   or inception      Inc.; Chief Investment Officer,
                                   of fund(          Director, and Managing
                                   c                 Director, T. Rowe Price;
                                   )                 Chairman, T. Rowe Price
                                                     Global Asset Management
                                                     Limited; Vice President and
                                                     Director, T. Rowe Price Trust
                                                     Company; Director, T. Rowe
                                                     Price Global Investment
                                                     Services Limited and T. Rowe

                                                     Price International, Inc.
                                                     Director and Vice President
----------------------------------------------------------------------------------------------------------




 (a) Each director serves until election of a successor.

 (b) Unless otherwise indicated, the officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

 (c) See fund inception dates in the chart above.


                                 Officers/(a)/



Name, Date of Birth, Address, and         Position(s) Held With
Principal Occupations                     Fund
------------------------------------------------------------------------------




Stephen W. Boesel, 12/28/44                          Executive Vice President
Managing Director, T. Rowe Price and T. Rowe
Price Group, Inc.; Vice President, T. Rowe Price
Trust Company
-------------------------------------------------------------------------------



Joseph A. Carrier, 12/30/60                            Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Investment Services, Inc.
-------------------------------------------------------------------------------

Name, Date of Birth, Address, and         Position(s) Held With Fund
Principal Occupations
------------------------------------------------------------------------------




John R. Ford, 11/25/57                                 Vice President
Managing Director, T. Rowe Price and T. Rowe Price
Group, Inc.; Director, Chief Investment Officer,
and Vice President, T. Rowe Price International,
Inc.
-------------------------------------------------------------------------------



Gregory S. Golczewski, 1/15/66              Assistant Vice President
Assistant Vice President, T. Rowe Price
------------------------------------------------------------------------------



Henry H. Hopkins, 12/23/42                             Vice President
Managing Director, T. Rowe Price; Director and
Managing Director, T. Rowe Price Group, Inc.; Vice
President, T. Rowe Price International, Inc. and T.
Rowe Price Retirement Plan Services, Inc.; Vice
President and Director, T. Rowe Price Investment
Services, Inc., T. Rowe Price Services, Inc., and
T. Rowe Price Trust Company
-------------------------------------------------------------------------------


 John H. Laporte, 7/26/45                  Vice President
 Managing Director, T. Rowe Price;
 Managing Director and Director, T. Rowe
 Price Group, Inc.
-------------------------------------------------------------------------------



Patricia B. Lippert, 1/12/53                         Secretary
Assistant Vice President, T. Rowe Price and T.
Rowe Price Investment Services, Inc.
-------------------------------------------------------------------------------




David S. Middleton, 1/18/56                            Controller
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
-------------------------------------------------------------------------------





George A. Murnaghan, 5/1/56                              Vice President
Managing Director, T. Rowe Price and T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price
International, Inc., T. Rowe Price Investment
Services, Inc., and T. Rowe Price Trust Company
-------------------------------------------------------------------------------




Edmund M. Notzon III, 10/1/45              President
Managing Director, T. Rowe Price and T.
Rowe Price Group, Inc.; Vice President,
T. Rowe Price Investment Services, Inc.
and T. Rowe Price Trust Company
-------------------------------------------------------------------------------

Name, Date of Birth, Address, and         Position(s) Held With Fund
Principal Occupations
------------------------------------------------------------------------------



William T. Reynolds, 5/26/48               Vice President
 Director and Managing Director, T. Rowe
 Price and T. Rowe Price Group, Inc.
-------------------------------------------------------------------------------




Brian C. Rogers, 6/27/55                               Vice President
Managing Director, T. Rowe Price; Director and
Managing Director, T. Rowe Price Group, Inc.; Vice
President, T. Rowe Price Trust Company
-------------------------------------------------------------------------------




Martin G. Wade, 2/16/43                    Vice President
Director and Managing Director, T. Rowe
Price Group, Inc.; Chairman of the Board
and Director, T. Rowe Price
International, Inc.; Chairman and
Director, T. Rowe Price Global Investment
Services Limited; Director, T. Rowe Price
Global Asset Management Limited
-------------------------------------------------------------------------------





David J.L. Warren, 4/14/57                 Vice President
Managing Director, T. Rowe Price and T.
Rowe Price Group, Inc.; Director, Chief
Executive Officer and President, T. Rowe
Price International, Inc.; Director, T.
Rowe Price Global Asset Management
Limited
-------------------------------------------------------------------------------





                           Director Compensation Table

   The fund does not pay pension or retirement benefits to its officers or directors. Also, any director of the fund who is an officer or employee of T. Rowe Price or T. Rowe Price International does not receive any remuneration from the fund.




Name of Person                          Aggregate Compensation From                  Total Compensation From Fund and
                                        Fund(a)                                      Fund Complex Paid to Directors(b)
--------------------------------------  -------------------------------------------  ---------------------------------
------------------------------------------------------------------------------------------------------------------------
Spectrum Growth Fund
Calvin W. Burnett, Ph.D.(c)                                               $312                             $110,000
Anthony W. Deering(c)                                                      312                              110,000
Donald W. Dick                                                           2,119                              110,000
David K. Fagin                                                           3,139                              112,000
F. Pierce Linaweaver(c)                                                    357                              113,000
Hanne M. Merriman                                                        3,108                              110,000
John G. Schreiber(c)                                                       357                              113,000
Hubert D. Vos                                                            3,200                              111,000
Paul M. Wythes                                                           2,227                              113,000
------------------------------------------------------------------------------------------------------------------------
Spectrum Income Fund
Calvin W. Burnett, Ph.D.(c)                                               $327                             $110,000
Anthony W. Deering(c)                                                      327                              110,000
Donald W. Dick                                                           2,101                              112,000
David K. Fagin                                                           3,101                              110,000
F. Pierce Linaweaver(c)                                                    398                              113,000
Hanne M. Merriman                                                        3,055                              110,000
John G. Schreiber(c)                                                       398                              113,000
Hubert D. Vos                                                            3,146                              111,000
Paul M. Wythes                                                           2,226                              113,000
------------------------------------------------------------------------------------------------------------------------
Spectrum International Fund
Calvin W. Burnett, Ph.D.(c)                                                $99                             $110,000
Anthony W. Deering(c)                                                       99                              110,000
Donald W. Dick                                                             956                              112,000
David K. Fagin                                                             998                              110,000
F. Pierce Linaweaver(c)                                                    119                              113,000
Hanne M. Merriman                                                          985                              110,000
John G. Schreiber(c)                                                       119                              113,000
Hubert D. Vos                                                              994                              111,000
Paul M. Wythes                                                             978                              113,000
------------------------------------------------------------------------------------------------------------------------

 (a) Amounts in this column are based on accrued compensation for fiscal year 2001.

 (b) Amounts in this column are based on compensation received for fiscal year 2001. The T. Rowe Price complex included 97 funds as of December 31, 2001.

 (c) Newly elected to fund Board as of October 24, 2001.


                 Directors' Holdings in the T. Rowe Price Funds

   The following table sets forth the T. Rowe Price fund holdings of the independent and inside directors, as of December 31, 2001.



                              Burnett  Deering     Dick     Fagin    Linaweaver  Merriman  Schreiber    Vos       Wythes
-----------------------------------------------------------                                                     ----------
    Aggregate Holdings,
    -------------------         $1-     over      over      over       over       over       over      over      over
         All Funds            $10,000  $100,000  $100,000  $100,000   $100,000   $100,000  $100,000   $100,000  $100,000
         ---------
--------------------------------------------------------------------------------------------------------------------------
 Balanced Fund                 None      None      None      None $50,001-$100,000 None      None       None       None

--------------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth Fund         None      None   $1-$10,0$10,001-$50,000   None         over      None       None       None
                                                                                     $100,000
------------------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth              None      None      None        None            None         None      None       None       None
 Fund-Advisor Class
-----------------------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth Portfolio    None      None      None        None            None         None      None       None       None
-----------------------------------------------------------------------------------------------------------------------------------
 California Tax-Free Bond      None      None      None        None            None         None      None       None       None
 Fund
-----------------------------------------------------------------------------------------------------------------------------------
 California Tax-Free Money     None      None      None        None            None         None      None       None       None
 Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Capital Appreciation Fund     None      None      over        None            None      $10,001-$50,000   None       None     None
                                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Capital Opportunity Fund      None      None      None        None            None           None         None       None     None
------------------------------------------------------------------------------------------------------------------------------------
 Corporate Income Fund         None      None      None        None            None           None         None       None     None
------------------------------------------------------------------------------------------------------------------------------------
 Developing Technologies       None      None      None        None            None           None         None       None     None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Diversified Small-Cap         None      None      None        None            None           None         None       None     None
 Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Dividend Growth Fund          None      None      None   $10,001-$50,000      None      $10,001-$50,000   None       None     None

------------------------------------------------------------------------------------------------------------------------------------
 Emerging Europe &             None      None      None        None            None           None         None       None     None
 Mediterranean Fund
------------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Bond Fund    None      None      None        None            None           None         None       None     None
------------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Stock Fund   None      None      None        None            None           None         None       None     None
------------------------------------------------------------------------------------------------------------------------------------
 Equity Income Fund            None      None$50,001-$100,$50,001-$100,000     None      $50,001-$100,000  None  $10,001-$50,00None

------------------------------------------------------------------------------------------------------------------------------------
 Equity Income Fund-Advisor    None      None         None            None            None            None         None       None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Equity Income Portfolio       None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 Equity Index 500 Fund         None      None         None            None            None       over $100,000     None       None

------------------------------------------------------------------------------------------------------------------------------------
 Equity Index 500 Portfolio    None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 European Stock Fund           None      over    $10,001-$50,000 $10,001-$50,000      None            None         None       None
                                       $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Extended Equity Market        None      None         None            None            None            None         None       None
 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
 Financial Services Fund       None      None    $10,001-$50,000      None            None            None         None       None

------------------------------------------------------------------------------------------------------------------------------------
 Florida Intermediate          None      None         None            None            None            None         None       None
 Tax-Free Fund
------------------------------------------------------------------------------------------------------------------------------------
 Georgia Tax-Free Bond Fund    None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 Global Stock Fund             None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 Global Technology Fund        None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 GNMA Fund                     None      None         None            None            None            None         over       None
                                                                                                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Government Reserve            None      None         None            None            None            None         None       None
 Investment Fund
------------------------------------------------------------------------------------------------------------------------------------
 Growth & Income Fund          None      None      $1-$10,000         None            None            None         over       No$10,
                                                                                                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Growth Stock Fund             None      None    $10,001-$50,000      None       $10,001-$50,000      None         None       None

------------------------------------------------------------------------------------------------------------------------------------
 Growth Stock Fund-Advisor     None      None         None            None            None            None         None       None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Health Sciences Fund          None      None    $10,001-$50,000      None            None            None         None $50,001-$100

------------------------------------------------------------------------------------------------------------------------------------
 Health Sciences Portfolio     None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 High Yield Fund             $1-$10,000  None    $10,001-$50,000      None            None            None         over       None
                                                                                                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
 High Yield Fund-Advisor        None      None         None            None            None            None         None      None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Foreign          None      None         None            None            None            None         None      None
 Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Large-Cap        None      None         None            None            None            None         None      None
 Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Large-Cap        None      None         None            None            None            None         None      None
 Value Fund
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Mid-Cap          None      None         None            None            None            None         None      None
 Equity Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Small-Cap        None      None         None            None            None            None         None      None
 Stock Fund
------------------------------------------------------------------------------------------------------------------------------------
 International Bond Fund        None      None   $50,001-$100,000      None            None            None         None      None

------------------------------------------------------------------------------------------------------------------------------------
 International Bond             None      None         None            None            None            None         None      None
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 International Discovery        None$50,001-$100,0$10,001-$50,000      None       over $100,000        None         None      None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 International Equity Index     None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 International Growth &         None         None            None            None            None            None         None    No
 Income Fund
------------------------------------------------------------------------------------------------------------------------------------
 International Stock Fund    $1-$10,000 over $100,000        None       over $100,000        None            None         None    No

------------------------------------------------------------------------------------------------------------------------------------
 International Stock            None         None            None            None            None            None         None    No
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 International Stock            None         None            None            None            None            None         None    No
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 Japan Fund                     None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Latin America Fund             None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Limited-Term Bond Portfolio    None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Maryland Short-Term            None         None            None            None            None            None         None    No
 Tax-Free Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
 Maryland Tax-Free Bond Fund    None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Maryland Tax-Free Money        None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Media & Telecommunications     None    $10,001-$50,000      None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Growth Fund            None         None         $1-$10,000    $10,001-$50,000      None            None         No$10,001-

------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Growth Fund-Advisor    None         None            None            None            None            None         None    No
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Growth Portfolio       None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Value Fund             None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 New America Growth Fund        None         None            None            None       over $100,000   $10,001-$50,000   None    No
------------------------------------------------------------------------------------------------------------------------------------
 New America Growth             None         None            None            None            None            None         None    No
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 New Asia Fund                  None         None            None       $10,001-$50,000      None            None         None    No

------------------------------------------------------------------------------------------------------------------------------------
 New Era Fund                   None         None            None            None            None            None         No$10,001-

------------------------------------------------------------------------------------------------------------------------------------
 New Horizons Fund           $1-$10,000      None       $10,001-$50,000   $1-$10,000    over $100,000   $10,001-$50,000   No$10,001-

------------------------------------------------------------------------------------------------------------------------------------
 New Income Fund                None         None      $50,001-$100,000      None            None            None         over    No
                                                                                                                        $100,000
------------------------------------------------------------------------------------------------------------------------------------
 New Jersey Tax-Free Bond       None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 New York Tax-Free Bond Fund    None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 New York Tax-Free Money        None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Personal Strategy Balanced     None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Personal Strategy Balanced     None         None            None            None            None            None         None    No
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 Personal Strategy Growth       None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Personal Strategy Income       None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Prime Reserve Fund          $1-$10,000      None       over $100,000        None         $1-$10,000   $50,001-$100,0$10,001-$50,0No

------------------------------------------------------------------------------------------------------------------------------------
 Prime Reserve Fund-PLUS        None         None            None            None            None            None           None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Prime Reserve Portfolio        None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Real Estate Fund               None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Reserve Investment Fund        None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Science & Technology Fund      None    over $100,000        None            None            None       $10,001-$50,000     No$10,00
------------------------------------------------------------------------------------------------------------------------------------
 Science & Technology           None         None            None            None            None            None           None
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Fund           None         None            None      $50,001-$100,000      None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Small-Cap Stock Fund           None         None         $1-$10,000    $10,001-$50,000      None            None           No$10,00

------------------------------------------------------------------------------------------------------------------------------------
 Small-Cap Stock                None         None            None            None            None            None           None
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 Small-Cap Value Fund           None         None            None            None            None            None           No$10,00

------------------------------------------------------------------------------------------------------------------------------------
 Small-Cap Value                None         None            None            None            None            None           None
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 Spectrum Growth Fund           None         None            None            None            None       over $100,000       None

------------------------------------------------------------------------------------------------------------------------------------
 Spectrum Income Fund           None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Spectrum International Fund    None         None            None            None            None       $10,001-$50,000     None
------------------------------------------------------------------------------------------------------------------------------------
 Summit Cash Reserves Fund      None         None            None       over $100,000        None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Summit GNMA Fund               None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Summit Municipal Income        None         None            None            None            None            None           over
 Fund                                                                                                                     $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Summit Municipal               None         None            None            None            None            None           over
 Intermediate Fund                                                                                                        $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Summit Municipal Money         None         None            None            None            None      $50,001-$100,000     None
 Market Fund
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Efficient Balanced Fund    None         None            None      $50,001-$100,000      None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Efficient Growth Fund      None         None            None       $10,001-$50,000      None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Efficient Multi-Cap        None         None            None            None            None            None           None
 Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Fund          None         None            None            None            None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Fund-PLUS     None         None            None            None            None            None           None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free High Yield Fund       None         None            None            None            None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Income Fund           None         None            None            None            None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Intermediate Bond     None         None            None            None            None            None           None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Short-Intermediate    None         None            None            None            None            None           None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Total Equity Market Index      None         None            None            None            None            None           None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Bond Index Fund           None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Intermediate     None         None       over $100,000        None            None            None           over
 Fund                                                                                                                     $100,000
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Long-Term        None         None            None            None            None            None           over
 Fund                                                                                                                     $100,000
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Money Fund       None         None            None            None            None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Value Fund                     None         None       $10,001-$50,000      None            None      $50,001-$100,000     over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Value Fund-Advisor Class       None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Virginia Tax-Free Bond Fund    None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------

                                 Kennedy           Riepe            Testa
-------------------------------------------------------------------------------
    Aggregate Holdings,
    -------------------
         All Funds            over $100,000    over $100,000   over $100,000
         ---------
-------------------------------------------------------------------------------
 Balanced Fund                     None        over $100,000        None
-------------------------------------------------------------------------------
 Blue Chip Growth Fund             None            None             None
-------------------------------------------------------------------------------
 Blue Chip Growth                  None            None             None
 Fund-Advisor Class
-------------------------------------------------------------------------------
 Blue Chip Growth Portfolio        None            None             None
-------------------------------------------------------------------------------
 California Tax-Free Bond          None            None             None
 Fund
-------------------------------------------------------------------------------
 California Tax-Free Money         None            None             None
 Fund
-------------------------------------------------------------------------------
 Capital Appreciation Fund    over $100,000    over $100,000        None
-------------------------------------------------------------------------------
 Capital Opportunity Fund    $10,001-$50,000       None             None
-------------------------------------------------------------------------------
 Corporate Income Fund             None            None             None
-------------------------------------------------------------------------------
 Developing Technologies           None            None             None
 Fund
-------------------------------------------------------------------------------
 Diversified Small-Cap             None            None             None
 Growth Fund
-------------------------------------------------------------------------------
 Dividend Growth Fund         over $100,000        None             None
-------------------------------------------------------------------------------
 Emerging Europe &                 None            None             None
 Mediterranean Fund
-------------------------------------------------------------------------------
 Emerging Markets Bond Fund        None            None             None
-------------------------------------------------------------------------------
 Emerging Markets Stock            None            None         over $100,000
 Fund
-------------------------------------------------------------------------------
 Equity Income Fund          $10,001-$50,000   over $100,000        None
-------------------------------------------------------------------------------
 Equity Income Fund-Advisor        None            None             None
 Class
-------------------------------------------------------------------------------
 Equity Income Portfolio           None            None             None
-------------------------------------------------------------------------------
 Equity Index 500 Fund             None            None             None
-------------------------------------------------------------------------------
 Equity Index 500 Portfolio        None            None             None
-------------------------------------------------------------------------------
 European Stock Fund               None            None             None
-------------------------------------------------------------------------------
 Extended Equity Market            None            None             None
 Index Fund
-------------------------------------------------------------------------------
 Financial Services Fund      over $100,000        None             None
-------------------------------------------------------------------------------
 Florida Intermediate              None            None             None
 Tax-Free Fund
-------------------------------------------------------------------------------
 Georgia Tax-Free Bond Fund        None            None             None
-------------------------------------------------------------------------------
 Global Stock Fund                 None            None             None
-------------------------------------------------------------------------------
 Global Technology Fund            None            None             None
-------------------------------------------------------------------------------
 GNMA Fund                         None            None             None
-------------------------------------------------------------------------------
 Government Reserve                None            None             None
 Investment Fund
-------------------------------------------------------------------------------
 Growth & Income Fund              None        over $100,000        None
-------------------------------------------------------------------------------
 Growth Stock Fund                 None            None             None
-------------------------------------------------------------------------------
 Growth Stock Fund-Advisor         None            None             None
 Class
-------------------------------------------------------------------------------
 Health Sciences Fund-        over $100,000        None         over $100,000
-------------------------------------------------------------------------------
 Health Sciences Portfolio         None            None             None
-------------------------------------------------------------------------------
 High Yield Fund                   None        over $100,000        None
-------------------------------------------------------------------------------
 High Yield Fund-Advisor           None            None             None
 Class
-------------------------------------------------------------------------------
 Institutional Foreign             None            None             None
 Equity Fund
-------------------------------------------------------------------------------
 Institutional Large-Cap           None            None             None
 Growth Fund
-------------------------------------------------------------------------------
 Institutional Large-Cap           None            None             None
 Value Fund
-------------------------------------------------------------------------------
 Institutional Mid-Cap             None            None             None
 Equity Growth Fund
-------------------------------------------------------------------------------
 Institutional Small-Cap           None            None             None
 Stock Fund
-------------------------------------------------------------------------------
 International Bond Fund           None            None             None
-------------------------------------------------------------------------------
 International Bond                None            None             None
 Fund-Advisor Class
-------------------------------------------------------------------------------
 International Discovery     $50,001-$100,000   $1-$10,000      over $100,000
 Fund
-------------------------------------------------------------------------------
 International Equity Index        None            None             None
 Fund
-------------------------------------------------------------------------------
 International Growth &            None            None             None
 Income Fund
-------------------------------------------------------------------------------
 International Stock Fund     over $100,000    over $100,000    over $100,000
-------------------------------------------------------------------------------
 International Stock               None            None             None
 Fund-Advisor Class
-------------------------------------------------------------------------------
 International Stock               None            None             None
 Portfolio
-------------------------------------------------------------------------------
 Japan Fund                        None        over $100,000        None
-------------------------------------------------------------------------------
 Latin America Fund           over $100,000        None             None
-------------------------------------------------------------------------------
 Limited-Term Bond                 None            None             None
 Portfolio
-------------------------------------------------------------------------------
 Maryland Short-Term               None            None             None
 Tax-Free Bond Fund
-------------------------------------------------------------------------------
 Maryland Tax-Free Bond            None            None             None
 Fund
-------------------------------------------------------------------------------
 Maryland Tax-Free Money           None            None             None
 Fund
-------------------------------------------------------------------------------
 Media & Telecommunications   over $100,000        None             None
 Fund
-------------------------------------------------------------------------------
 Mid-Cap Growth Fund          over $100,000        None         over $100,000
-------------------------------------------------------------------------------
 Mid-Cap Growth                    None            None             None
 Fund-Advisor Class
-------------------------------------------------------------------------------
 Mid-Cap Growth Portfolio          None            None             None
-------------------------------------------------------------------------------
 Mid-Cap Value Fund           over $100,000        None             None
-------------------------------------------------------------------------------
 New America Growth Fund           None            None             None
-------------------------------------------------------------------------------
 New America Growth                None            None             None
 Portfolio
-------------------------------------------------------------------------------
 New Asia Fund                over $100,000     $1-$10,000          None
-------------------------------------------------------------------------------
 New Era Fund                 over $100,000        None             None
-------------------------------------------------------------------------------
 New Horizons Fund                 None            None         over $100,000
-------------------------------------------------------------------------------
 New Income Fund                   None            None             None
-------------------------------------------------------------------------------
 New Jersey Tax-Free Bond          None            None             None
 Fund
-------------------------------------------------------------------------------
 New York Tax-Free Bond            None            None             None
 Fund
-------------------------------------------------------------------------------
 New York Tax-Free Money           None            None             None
 Fund
-------------------------------------------------------------------------------
 Personal Strategy Balanced        None            None             None
 Fund
-------------------------------------------------------------------------------
 Personal Strategy Balanced        None            None             None
 Portfolio
-------------------------------------------------------------------------------
 Personal Strategy Growth          None            None             None
 Fund
-------------------------------------------------------------------------------
 Personal Strategy Income          None            None             None
 Fund
-------------------------------------------------------------------------------
 Prime Reserve Fund           over $100,000    over $100,000   $10,001-$50,000
-------------------------------------------------------------------------------
 Prime Reserve Fund-PLUS           None            None             None
 Class
-------------------------------------------------------------------------------
 Prime Reserve Portfolio           None            None             None
-------------------------------------------------------------------------------
 Real Estate Fund                  None            None             None
-------------------------------------------------------------------------------
 Reserve Investment Fund           None            None             None
-------------------------------------------------------------------------------
 Science & Technology Fund         None        over $100,000        None
-------------------------------------------------------------------------------
 Science & Technology              None            None             None
 Fund-Advisor Class
-------------------------------------------------------------------------------
 Short-Term Bond Fund              None        over $100,000        None
-------------------------------------------------------------------------------
 Small-Cap Stock Fund         over $100,000        None             None
-------------------------------------------------------------------------------
 Small-Cap Stock                   None            None             None
 Fund-Advisor Class
-------------------------------------------------------------------------------
 Small-Cap Value Fund              None        over $100,000    over $100,000
-------------------------------------------------------------------------------
 Small-Cap Value                   None            None             None
 Fund-Advisor Class
-------------------------------------------------------------------------------
 Spectrum Growth Fund              None            None             None
-------------------------------------------------------------------------------
 Spectrum Income Fund              None            None             None
-------------------------------------------------------------------------------
 Spectrum International            None            None             None
 Fund
-------------------------------------------------------------------------------
 Summit Cash Reserves Fund    over $100,000    over $100,000    over $100,000
-------------------------------------------------------------------------------
 Summit GNMA Fund                  None            None             None
-------------------------------------------------------------------------------
 Summit Municipal Income           None            None             None
 Fund
-------------------------------------------------------------------------------
 Summit Municipal                  None            None         over $100,000
 Intermediate Fund
-------------------------------------------------------------------------------
 Summit Municipal Money       over $100,000    over $100,000        None
 Market Fund
-------------------------------------------------------------------------------
 Tax-Efficient Balanced            None            None             None
 Fund
-------------------------------------------------------------------------------
 Tax-Efficient Growth Fund         None            None             None
-------------------------------------------------------------------------------
 Tax-Efficient Multi-Cap           None            None             None
 Growth Fund
-------------------------------------------------------------------------------
 Tax-Exempt Money Fund        over $100,000        None             None
-------------------------------------------------------------------------------
 Tax-Exempt Money Fund-PLUS        None            None             None
 Class
-------------------------------------------------------------------------------
 Tax-Free High Yield Fund          None            None             None
-------------------------------------------------------------------------------
 Tax-Free Income Fund              None            None        $10,001-$50,000
-------------------------------------------------------------------------------
 Tax-Free Intermediate Bond        None            None             None
 Fund
-------------------------------------------------------------------------------
 Tax-Free                          None        over $100,000        None
 Short-Intermediate Fund
-------------------------------------------------------------------------------
 Total Equity Market Index         None        over $100,000        None
 Fund
-------------------------------------------------------------------------------
 U.S. Bond Index Fund              None            None             None
-------------------------------------------------------------------------------
 U.S. Treasury Intermediate        None            None             None
 Fund
-------------------------------------------------------------------------------
 U.S. Treasury Long-Term           None            None             None
 Fund
-------------------------------------------------------------------------------
 U.S. Treasury Money Fund          None            None             None
-------------------------------------------------------------------------------
 Value Fund                   over $100,000    over $100,000    over $100,000
-------------------------------------------------------------------------------
 Value Fund-Advisor Class          None            None             None
-------------------------------------------------------------------------------
 Virginia Tax-Free Bond            None            None             None
 Fund
-------------------------------------------------------------------------------

 PRINCIPAL HOLDERS OF SECURITIES
 -------------------------------------------------------------------------------

   As of March 28, 2002, the officers and directors of the fund, as a group, owned less than 1% of the outstanding shares of the fund.

   As of March 28, 2002, the following shareholders of record owned more than 5% of the outstanding shares of any share class of the fund:

   Spectrum Growth (24.53%) and Spectrum Income* Funds: T. Rowe Price Trust Co. Inc., Attn.: TRPS Inst. Control Dept., P.O. Box 17215, Baltimore, Maryland 21297-1215.

   Spectrum Income Fund (18.02%): Manulife Financial USA, Attn.: Laura Ross SRS Acctg., 250 Bloor Street East, 7E Floor, Toronto, Ontario, Canada M4W1E5.

   Spectrum International Fund (8.91%): T. Rowe Price Associates Foundation, Inc., 100 East Pratt Street, Baltimore, Maryland 21202-1009.

   * T. Rowe Price Trust Company is a wholly owned subsidiary of T. Rowe Price Associates, Inc., a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Trust

       Company owns 26.78% of the outstanding shares of the fund. T. Rowe Price Trust Company is not the beneficial owner of these shares. Such shares are held of record by T. Rowe Price Trust Company and are voted by various retirement plans and retirement participants.




 INVESTMENT MANAGEMENT SERVICES
 -------------------------------------------------------------------------------
   The business of Spectrum Fund will be conducted by its officers, directors, and investment manager in accordance with policies and guidelines set up by Spectrum Fund's directors which were included in the Exemptive Order issued by the SEC (Investment Company Act Release No. IC-21425, October 18, 1995).

   Each fund will operate at a zero expense ratio. To accomplish this, the payment of each fund's operational expenses is subject to a Special Servicing Agreement described below as well as certain undertakings made by T. Rowe Price, under its Investment Management Agreement with Spectrum Growth and Spectrum Income Funds and T. Rowe Price International under its Investment Management Agreement with Spectrum International Fund. Fund expenses include: shareholder servicing fees and expenses; custodian and accounting fees and expenses; legal and auditing fees; expenses of preparing and printing prospectuses and shareholder reports; registration fees and expenses; proxy and annual meeting expenses, if any; and directors' fees and expenses.


   Special Servicing Agreements One Special Servicing Agreement ("Agreement") is between and among the Spectrum Fund on behalf of Spectrum Growth and Spectrum Income Funds, the underlying funds, and T. Rowe Price. A second Special Servicing Agreement is between and among Spectrum Fund, on behalf of Spectrum International Fund, the underlying funds, T. Rowe Price International, and T. Rowe Price.


   The Agreement provides that, if the Board of Directors of any underlying Price fund determines that such underlying fund's share of the aggregate expenses of Spectrum Fund is less than the estimated savings to the underlying Price fund from the operation of Spectrum Fund, the underlying Price fund will bear those expenses in proportion to the average daily value of its shares owned by Spectrum Fund, provided further that no underlying Price fund will bear such expenses in excess of the estimated savings to it. Such savings are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the underlying Price funds and the resulting reduction in shareholder servicing costs. Although such cost savings are not certain, the estimated savings to the underlying Price funds generated by the operation of Spectrum Fund are expected to be sufficient to offset most, if not all, of the expenses incurred by Spectrum Fund.

   Each Special Servicing Agreement also gives authority to Spectrum Fund to utilize the Price name so long as (1) the Special Servicing Agreement is in effect, and (2) the assets of the funds are invested pursuant to each fund's objectives and policies in shares of the various underlying Price funds (except for such cash or cash items as the directors may determine to maintain from time to time to meet current expenses and redemptions). The Special Servicing Agreements provide that the funds will utilize assets deposited with the custodian of each fund from the sale of each fund's shares to promptly purchase shares of the specified underlying Price funds, and will undertake redemption or exchange of such shares of the underlying Price funds in the manner provided by the objectives and policies of each fund.


   Under the Investment Management Agreements with the funds, and the Special Servicing Agreement, T. Rowe Price, with respect to Spectrum Growth and Spectrum Income, and T. Rowe Price International, with respect to Spectrum International, have agreed to bear any expenses of Spectrum Fund which exceed the estimated savings to each of the underlying Price funds. Of course, shareholders of Spectrum Fund will still indirectly bear their fair and proportionate share of the cost of operating the underlying Price funds in which the Spectrum Fund invests because Spectrum Fund, as a shareholder of the underlying Price funds, will bear its proportionate share of any fees and expenses paid by the underlying Price funds. Spectrum Fund, as a shareholder of the selected underlying Price funds, will benefit only from cost-sharing reductions in proportion to its interest in such underlying Price funds.

   Services

   Under the Management Agreement, T. Rowe Price or T. Rowe Price International provides the fund with discretionary investment services. Specifically, T. Rowe Price and T. Rowe Price International are responsible for supervising and directing the investments of the fund in accordance with the fund's investment objectives, program, and restrictions as provided in its prospectus and this Statement of Additional Information. T. Rowe


   Price and T. Rowe Price International are also responsible for effecting all security transactions on behalf of the fund, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. However, it should be understood that the fund will invest its assets almost exclusively in the shares of the underlying Price funds and such investments will be made without the payment of any commission or other sales charges. In addition to these services, T. Rowe Price and T. Rowe Price International provides the fund with certain corporate administrative services, including: maintaining the fund's corporate existence and corporate records; registering and qualifying fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the fund; maintaining liaison with the agents employed by the fund such as the fund's custodian and transfer agent; assisting the fund in the coordination of such agents' activities; and permitting T. Rowe Price's and T. Rowe Price International's employees to serve as officers, directors, and committee members of the fund without cost to the fund.

   T. Rowe Price and T. Rowe Price International have agreed not to be paid a management fee for performing their services. However, T. Rowe Price and T. Rowe Price International will receive management fees from managing the underlying Price funds in which Spectrum Fund invests.

   Each fund's Management Agreement also provides that T. Rowe Price or T. Rowe Price International, its directors, officers, employees, and certain other persons performing specific functions for the fund will only be liable to the fund for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

   Approval of Management Agreements

   The Management Agreements of the funds are reviewed each year by the funds' Boards of Directors to determine whether the agreements should be renewed for a one-year period or not. Renewal of the agreements requires the majority vote of the Board of Directors, including a majority of the independent directors. Each fund board consists of a majority of independent directors.

   In approving the continuation of the investment management agreements for each fund for the current year, the Board reviewed reports prepared by T. Rowe Price or T. Rowe Price International, materials provided by fund counsel and counsel to the independent directors, as well as other information. The Board considered the nature and quality of the investment management services provided to the fund by T. Rowe Price or T. Rowe

   Price International under the investment management agreements and the personnel who provide these services, including the historical performance of the fund compared to its benchmark index and its peer group of similar investment companies. In addition, the Board considered other services provided to the fund by T. Rowe Price or T. Rowe Price International and its affiliates, such as administrative services, shareholder services, fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the fund's operation.

   The Board considered the fact that the fund pays no fees to T. Rowe Price or
   T. Rowe Price International for investment management services. Based on the information reviewed and the discussions, the Board concluded that it was satisfied with the nature and quality of the services provided by T. Rowe Price or


   T. Rowe Price International to the fund. The independent directors of the fund were assisted by independent legal counsel in their deliberations.

   Management Fee
   The Underlying Price fund pays T. Rowe Price or T. Rowe Price International a fee ("Fee") which consists of two components: a Group Management Fee ("Group Fee") and an Individual Fund Fee ("Fund Fee"). The Fee is paid monthly to T. Rowe Price or T. Rowe Price International on the first business day of the next succeeding calendar month and is calculated as described next.

   The monthly Group Fee ("Monthly Group Fee") is the sum of the daily Group Fee accruals ("Daily Group Fee Accruals") for each month. The Daily Group Fee Accrual for any particular day is computed by multiplying the Price Funds' group fee accrual as determined below ("Daily Price Funds' Group Fee Accrual") by the ratio of the Price Fund's net assets for that day to the sum of the aggregate net assets of the Price Funds for that day. The Daily Price Funds' Group Fee Accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the annualized Daily Price Funds' Group Fee Accrual for that day as determined in accordance with the following schedule:

                                       0.480%  First $1 billion  0.360%  Next $2 billion   0.310%  Next $16 billion
                                       ------------------------------------------------------------------------------
                                       0.450%  Next $1 billion   0.350%  Next $2 billion   0.305%  Next $30 billion
                                       ------------------------------------------------------------------------------
                                       0.420%  Next $1 billion   0.340%  Next $5 billion   0.300%  Next $40 billion
                                       ------------------------------------------------------------------------------
                                       0.390%  Next $1 billion   0.330%  Next $10 billion  0.295%  Thereafter
                                       ------------------------------------------------------------------------------
                                       0.370%  Next $1 billion   0.320%  Next $10 billion




   For the purpose of calculating the Group Fee, the Price Funds include all the mutual funds distributed by Investment Services (excluding the T. Rowe Price Spectrum Funds, and any institutional, index, or private label mutual funds). For the purpose of calculating the Daily Price Funds' Group Fee Accrual for any particular day, the net assets of each Price Fund are determined in accordance with the fund's prospectus as of the close of business on the previous business day on which the fund was open for business.


   The monthly Fund Fee ("Monthly Fund Fee") is the sum of the daily Fund Fee accruals ("Daily Fund Fee Accruals") for each month. The Daily Fund Fee Accrual for any particular day is computed by multiplying the fraction of one
   (1) over the number of calendar days in the year by the individual Fund Fee Rate and multiplying this product by the net assets of the fund for that day, as determined in accordance with the fund's prospectus as of the close of business on the previous business day on which the fund was open for business. The individual fund fees and total management fees of the underlying Price funds are listed in the following chart:


         Fund           Individual Fee as a Percentage   Total Management Fee Paid
         ----           ------------------------------   -------------------------
------------------------      of Fund Net Assets
                              ------------------
                        -----------------------------------------------------------
Blue Chip Growth                     0.30%                         0.62%
Emerging Europe &
Mediterranean                        0.75                          1.07
Emerging Markets Bond                0.45                          0.77
Emerging Markets Stock               0.75                          1.07
Equity Income                        0.25                          0.57
European Stock                       0.50                          0.82
GNMA                                 0.15                          0.47
Growth & Income                      0.25                          0.57
Growth Stock                         0.25                          0.57
High Yield                           0.30                          0.62
International Bond                   0.35                          0.67
International
Discovery                            0.75                          1.07
International Stock                  0.35                          0.67
Japan                                0.50                          0.82
Latin America                        0.75                          1.07
Mid-Cap Value                        0.35                          0.67
New Asia                             0.50                          0.82
New Era                              0.25                          0.57
New Horizons                         0.35                          0.67
New Income                           0.15                          0.47
Short-Term Bond                      0.10                          0.42
Summit Cash Reserves               N/A                             0.45
U.S. Treasury                        0.05                          0.37
Long-Term
-----------------------------------------------------------------------------------

   Based on combined Price Funds' assets of over $94 billion at December 31, 2001, the Group Fee was 0.32%. The total combined management fee for each of the underlying Price funds would have been an annual rate as shown above.

   The portfolio turnover rates for each fund for the last three years were as follows:


                                  Fund                                          2001            2000             1999
                                  ----                                          ----            ----             ----
Spectrum Growth                                                                 6.1%           11.6%            20.3%
Spectrum Income                                                                22.7            19.3             18.6
Spectrum International                                                         30.6            42.5             20.1



   Control of Investment Advisor

   T. Rowe Price Group, Inc., ("Group") owns 100% of the stock of T. Rowe Price Associates, Inc., which in turn owns 100% of T. Rowe Price International, Inc. Group was formed in 2000 as a holding company for the T. Rowe Price-affiliated companies.




 DISTRIBUTOR FOR THE FUNDS
 -------------------------------------------------------------------------------

   Investment Services, a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price, serves as the fund's distributor for all T. Rowe Price mutual funds on a continuous basis. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.


   Investment Services is located at the same address as the fund and T. Rowe Price-100 East Pratt Street, Baltimore, Maryland 21202.


   Investment Services serves as distributor to the Price funds, pursuant to an Underwriting Agreement ("Underwriting Agreement"), which provides that the funds will pay all fees and expenses in connection with: necessary state filings; preparing, setting in type, printing, and mailing of prospectuses and reports to shareholders; and issuing shares, including expenses of confirming purchase orders.

   The Underwriting Agreement also provides that Investment Services will pay all fees and expenses in connection with: printing and distributing prospectuses and reports for use in offering and selling fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services' federal and state registrations as a broker-dealer; and offering and selling shares for each fund, except for those fees and expenses specifically assumed by the fund. Investment Services' expenses are paid by T. Rowe Price.

   Investment Services acts as the agent of the fund, in connection with the sale of fund shares in the various states in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for fund shares at net asset value. No sales charges are paid by investors or the fund.

 CUSTODIAN
 -------------------------------------------------------------------------------

   The underlying funds of the Spectrum International Fund have entered into a Custodian Agreement with The Chase Manhattan Bank, London, pursuant to which portfolio securities which are purchased outside the United States are maintained in the custody of various foreign branches of The Chase Manhattan Bank and such other custodians, including foreign banks and foreign securities depositories as are approved in accordance with regulations under the 1940 Act. The address for The Chase Manhattan Bank, London is Woolgate House, Coleman Street, London, EC2P 2HD, England.

   State Street Bank and Trust Company, under an agreement with Spectrum Fund, on behalf of the Spectrum Growth, Spectrum Income, and Spectrum International Funds, is the custodian for the fund's U.S. securities and cash, but it does not participate in the funds' investment decisions. The Bank maintains shares of the Spectrum Funds in the book entry system of such funds' transfer agent,
   T. Rowe Price Services. The domestic underlying funds' portfolio securities purchased in the U.S. are maintained in the custody of the Bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation. State Street Bank's main office is at 225 Franklin Street, Boston, Massachusetts 02110.




 SERVICES BY OUTSIDE PARTIES
 -------------------------------------------------------------------------------

   The shares of some fund shareholders are held in omnibus accounts maintained by various third parties, including retirement plan sponsors, insurance companies, banks, and broker-dealers. The fund has adopted an administrative fee payment ("AFP") program that authorizes the fund to make payments to these third parties. The payments are made for transfer agent, recordkeeping, and other administrative services provided by, or on behalf of, the third parties with respect to such shareholders and the omnibus accounts. Under the


   AFP program, the funds paid the amounts set forth below to various third parties in calendar year 2001.


                                       $  750,963
Blue Chip Growth Fund
                                          711,597
Equity Income Fund
Emerging Europe & Mediterranean Fund           --
Emerging Markets Bond Fund                     --
                                            3,648
Emerging Markets Stock Fund
                                            7,802
European Stock Fund
                                            7,603
GNMA Fund
                                           71,544
Growth & Income Fund
                                           97,325
Growth Stock Fund
                                           31,471
High Yield Fund
                                           12,041
International Bond Fund
                                           64,489
International Discovery Fund
                                        1,031,367
International Stock Fund
Japan Fund                                     --
                                           29,131
Latin America Fund
                                           33,740
New Asia Fund
                                           38,459
New Era Fund
                                           16,138
New Income Fund
                                          914,498
New Horizons Fund
Short-Term Bond Fund                           --
Summit Cash Reserves Fund                      --
U.S. Treasury Long-Term Fund                   --

 CODE OF ETHICS
 -------------------------------------------------------------------------------
   The fund, its investment adviser (T. Rowe Price), and its principal underwriter (T. Rowe Price Investment Services), have a written Code of Ethics which requires persons with access to investment information ("Access Persons") to obtain prior clearance before engaging in personal securities transactions. In addition, all Access Persons must report their personal securities transactions within 10 days. Access Persons will not be permitted to effect transactions in a security: if there are pending client orders in the security; the security has been purchased or sold by a client within seven calendar days; the security is being considered for purchase for a client; ; or the security is subject to internal trading restrictions. In addition, Access Persons are prohibited from profiting from short-term trading (e.g., purchases and sales involving the same security within 60 days). Any person becoming an Access Person must file a statement of personal securities holdings within 10 days of this date. All Access Persons are required to file an annual statement with respect to their personal securities holdings. Any material violation of the Code of Ethics is reported to the Board of the fund. The Board also reviews the administration of the Code of Ethics on an annual basis.



 PRICING OF SECURITIES
 -------------------------------------------------------------------------------

   The underlying Price funds held by each fund are valued at their closing net asset value per share on the day of valuation. Assets for which the valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors. For the Spectrum International Fund, portfolio securities of the underlying funds may be listed on foreign exchanges that can open on days when the underlying funds do not compute their prices. As a result, the underlying funds' and the Spectrum International Fund's net asset values may be significantly affected by trading on days when shareholders cannot make transactions.

   The Japan Fund, one of the underlying Price funds in which the Spectrum International Fund can invest, is not open on certain days when the Spectrum International Fund is open. On such days, securities of the Japan Fund held by the Spectrum International Fund are valued in accordance with procedures adopted by the Board of Directors. These procedures call for the Spectrum International Fund to direct that the NAV for the Japan Fund be calculated in the same manner and using the same system of procedures and controls as are used in the normal daily calculation of the Japan Fund's NAV, except that securities are valued at the most recent yen-denominated closing prices in the Japanese market (which may be one or more days previous to the valuation date of the Spectrum International
   Fund).




 NET ASSET VALUE PER SHARE
 -------------------------------------------------------------------------------
   The purchase and redemption price of the fund's shares is equal to the fund's net asset value per share or share price. The fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the fund is normally calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open for trading. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Holiday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


   Determination of net asset value (and the offering, sale, redemption, and repurchase of shares) for the fund may be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday closings, (b) during which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the fund fairly to determine the value of its net assets, or (d) during which a governmental body having jurisdiction over the fund may by order permit such a suspension for the protection of the fund's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist.




 DIVIDENDS AND DISTRIBUTIONS
 -------------------------------------------------------------------------------
   Unless you elect otherwise, capital gain distributions, if any, will be reinvested on the reinvestment date using the NAV per share of that date. The reinvestment date may precede the payment date by one day, although the exact timing is subject to change and can be as great as 10 days.



 TAX STATUS
 -------------------------------------------------------------------------------
   The fund intends to qualify as a "regulated investment company" under Subchapter M of the Code.


   A portion of the dividends paid by the Spectrum Growth and Spectrum Income Funds may be eligible for the dividends-received deduction applicable to corporate shareholders. The dividends of the Spectrum International Fund will not be eligible for this deduction, if, as expected, none of the fund's income consists of dividends paid by U.S. corporations. Long-term capital gain distributions paid from these funds are never eligible for the dividend received deduction. For tax purposes, it does not make any difference whether dividends and capital gain distributions are paid in cash or in additional shares. Each fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and capital gains (as of October 31) in order to avoid a federal excise tax and distribute within 12 months 100% of ordinary income and capital gains (as of its tax year-end), to avoid a federal income tax.

   At the time of your purchase, the fund's net asset value may reflect undistributed income (Spectrum Growth and Spectrum International Funds), capital gains, or net unrealized appreciation of securities held by the fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable either as dividend or capital gain distributions. For federal income tax purposes, the fund is permitted to carry forward its net realized capital losses, if any, for eight years and realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute, such gains.

   If, in any taxable year, the fund should not qualify as a regulated investment company under the Code: (1) the fund would be taxed at normal corporate rates on the entire amount of its taxable income, if any, without a deduction for dividends or other distributions to shareholders; and (2) the fund's distributions to the extent made out of the fund's current or accumulated earnings and profits would be taxable to shareholders as ordinary dividends (regardless of whether they would otherwise have been considered capital gain dividends), and, for Spectrum Growth and Spectrum Income Funds, may qualify for the 70% deduction for dividends received by corporations. However, for the Spectrum International Fund, the dividends will not be eligible for the 70% deduction for dividends received by corporations, if, as expected, none of the fund's income consists of dividends paid by U.S. corporations.



                         Taxation of Foreign Shareholders


   The code provides that dividends from net income will be subject to U.S. tax. For shareholders who are not engaged in a business in the U.S., this tax would be imposed at the rate of 30% upon the gross amount of the dividends in the absence of a Tax Treaty providing for a reduced rate or exemption from U.S. taxation. Distributions of net long-term capital gains realized by the fund are not subject to tax unless the foreign shareholder is engaged in a business in the U.S. and the gains are connected with that business, or the shareholder is a nonresident alien individual who was physically present in the U.S. during the tax year for more than 182 days.




 YIELD INFORMATION
 -------------------------------------------------------------------------------

                               Spectrum Income Fund

   An income factor is calculated for each security in the portfolio based upon the security's market value at the beginning of the period and yield as determined in conformity with regulations of the SEC. The income factors are then totaled for all securities in the portfolio. Next, expenses of the fund for the period, net of expected reimbursements, are deducted from the income to arrive at net income, which is then converted to a per share amount by dividing net income by the average number of shares outstanding during the period. The net income per share is divided by the net asset value on the last day of the period to produce a monthly yield which is then annualized. If applicable, a taxable-equivalent yield is calculated by dividing this yield by one minus the effective federal, state, and/or city or local income tax rates. Quoted yield factors are for comparison purposes only, and are not intended to indicate future performance or forecast the dividend per share of the fund.


   The yield of the fund calculated under the above-described method for the month ended December 31, 2001, was 5.55%.




 INVESTMENT PERFORMANCE
 -------------------------------------------------------------------------------

                             Total Return Performance


   The fund's calculation of total return performance includes the reinvestment of all capital gain distributions and income dividends for the period or periods indicated, without regard to tax consequences to a shareholder in the fund. Total return is calculated as the percentage change between the beginning value of a static account in the fund and the ending value of that account measured by the then current net asset value, including all shares acquired through reinvestment of income and capital gain dividends. The results shown are historical and should not be considered indicative of the future performance of the fund. Each average annual compound rate of return is derived from the cumulative performance of the fund over the time period specified. The annual compound rate of return for the fund over any period of time will vary from the average.

               Cumulative Performance Percentage Change
                        Periods ended 12/31/01
         Fund           1 Yr.    5 Yrs.  10 Yrs.   % Since    Inception
         ----           -----    ------  -------   -------    ---------
--------------------------------------------------Inception      Date
                                                  ---------      ----
                                                  -----------------------
                         -7.63%  49.17%  207.38%   258.93%     06/29/90
Spectrum Growth
                          4.59   34.65   105.66    152.59      06/29/90
Spectrum Income
Spectrum International  -19.71    9.85       --      9.85      12/31/96

-------------------------------------------------------------------------





                Average Annual Compound Rates of Return
                        Periods ended 12/31/01
         Fund           1 Yr.    5 Yrs.  10 Yrs.   % Since    Inception
         ----           -----    ------  -------   -------    ---------
--------------------------------------------------Inception      Date
                                                  ---------      ----
                                                  -----------------------
                         -7.63%  8.33%   11.88%    11.75%      06/29/90
Spectrum Growth
                          4.59            7.48      8.39       06/29/90
Spectrum Income                  6.13
Spectrum International  -19.71   1.90       --      1.90       12/31/96

-------------------------------------------------------------------------





                          Outside Sources of Information


   From time to time, in reports and promotional literature: (1) the fund's total return performance, ranking, or any other measure of the fund's performance may be compared to any one or combination of the following: (a) a broad-based index, (b) other groups of mutual funds, including T. Rowe Price funds, tracked by independent research firms, ranking entities, or financial publications; (c) indices of securities comparable to those in which the fund invests; (2) the consumer price index (or any other measure for inflation), or government statistics, such as GNP, may be used to illustrate investment attributes of the fund or the general economic, business, investment, or financial environment in which the fund operates; (3) various financial, economic, and market statistics developed by brokers, dealers, and other persons may be used to illustrate aspects of the fund's performance; (4) the effect of tax-deferred compounding on the fund's investment returns, or on returns in general in both qualified and nonqualified retirement plans or any other tax advantaged product, may be illustrated by graphs, charts, etc.; (5) the sectors or industries in which the fund invests may be compared to relevant indices or surveys in order to evaluate the fund's historical performance or current or potential value with respect to the particular industry or sector; (6) the fund may disclose the performance of other funds or accounts managed by T. Rowe Price in a manner similar to the fund; and (7) the blended total returns or performance rankings of the funds may be disclosed.



                                Other Publications

   From time to time, in newsletters and other publications issued by Investment Services, T. Rowe Price mutual fund portfolio managers may discuss economic, financial, and political developments in the U.S. and abroad and how these conditions have affected or may affect securities prices or the fund; individual securities within the fund's portfolio; and their philosophy regarding the selection of individual stocks, including why specific stocks have been added, removed, or excluded from the fund's portfolio.

                            Other Features and Benefits

   The fund is a member of the T. Rowe Price family of funds and may help investors achieve various long-term investment goals, which include, but are not limited to, investing money for retirement, saving for a down payment on a home, or paying college costs. To explain how the fund could be used to assist investors in planning for these goals and to illustrate basic principles of investing, various worksheets and guides prepared by T. Rowe Price and/or Investment Services may be made available.


                                Redemptions in Kind

   The fund has filed a notice of election under Rule 18f-1 of the 1940 Act. This permits the fund to effect redemptions in kind and in cash as set forth in its prospectus.


   In the unlikely event a shareholder were to receive an in-kind redemption of portfolio securities of the fund, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be at risk that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred.



                      Issuance of Fund Shares for Securities

   Transactions involving issuance of fund shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objective and policies of the fund; (b) are acquired for investment and not for resale except in accordance with applicable law; (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market; and (d) are not illiquid.



 CAPITAL STOCK
 -------------------------------------------------------------------------------

   The Articles of Incorporation of Spectrum Fund currently establish three series (i.e., the Spectrum Growth, the Spectrum Income, and the Spectrum International Funds), each of which represents a separate class of the Corporation's shares and has different objectives and investment policies. The Articles of Incorporation also provide that the Board of Directors may issue additional series of shares. Each share of each fund represents an equal proportionate share in that fund with each other share and is entitled to such dividends and distributions of income belonging to that fund as are declared by the Directors. In the event of the liquidation of a fund, each share is entitled to a pro-rata share of the net assets of that fund.

   The fund's Charter authorizes the Board of Directors to classify and reclassify any and all shares which are then unissued, including unissued shares of capital stock into any number of classes or series; each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions as shall be determined by the Board subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversions, or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Board of Directors may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the fund has authorized to issue without shareholder approval.


   Except to the extent that the fund's Board of Directors might provide by resolution that holders of shares of a particular class are entitled to vote as a class on specified matters presented for a vote of the holders of all shares entitled to vote on such matters, there would be no right of class vote unless and to the extent that such a right might be construed to exist under Maryland law. The Charter contains no provision entitling the holders of the present class of capital stock to a vote as a class on any matter. Accordingly, the preferences, rights, and other characteristics attaching to any class of shares, including the present class of capital stock, might be altered or eliminated, or the class might be combined with another class or classes, by action approved by the vote of the holders of a majority of all the shares of all classes entitled to be voted on the proposal, without any additional right to vote as a class by the holders of the capital stock or of another affected class or classes.

   Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of directors (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders' meeting for the election of directors. Except as set forth above, the directors shall continue to hold office and may appoint successor directors. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the fund, in which event the holders of the remaining shares will be unable to elect any person as a director. As set forth in the By-Laws of the fund, a special meeting of shareholders of the fund shall be called by the Secretary of the fund on the written request of shareholders entitled to cast at least 10% of all the votes of the fund entitled to be cast at such meeting. Shareholders requesting such a meeting must pay to the fund the reasonably estimated costs of preparing and mailing the notice of the meeting. The fund, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the fund to the extent required by
   Section 16(c) of the 1940 Act.



 FEDERAL REGISTRATION OF SHARES
 -------------------------------------------------------------------------------
   The fund's shares are registered for sale under the 1933 Act. Registration of the fund's shares is not required under any state law, but the fund is required to make certain filings with and pay fees to the states in order to sell its shares in the states.



 LEGAL COUNSEL
 -------------------------------------------------------------------------------

   Shearman & Sterling, whose address is 599 Lexington Avenue, New York, New York 10022, is legal counsel to the fund.




 INDEPENDENT ACCOUNTANTS
 -------------------------------------------------------------------------------
   PricewaterhouseCoopers LLP, 250 West Pratt Street, 21st Floor, Baltimore, Maryland 21201, are the independent accountants to the fund.


   The financial statements of the funds listed below for the periods ended December 31, 2001, and the report of independent accountants are included in the fund's Annual Report for the periods ended December 31, 2001. A copy of the Annual Report accompanies this Statement of Additional Information. The following financial statements and the report of independent accountants appearing in the Annual Report for the periods ended December 31, 2001, are incorporated into this Statement of Additional Information by reference (references are to page numbers in the reports):



                          ANNUAL REPORT REFERENCES:
                                        SPECTRUM    SPECTRUM    SPECTRUM
                                        GROWTH      INCOME      INTERNATIONAL
                                        ------      ------      -------------
Financial Highlights, December 31,
2001                                        13          14           15
Statement of Net Assets, December 31,
2001                                        16          17           18
Statement of Operations, year ended
December 31, 2001                           19          19           19
Statement of Changes in Net Assets,
years ended
December 31, 2001, and December 31,
2000                                        20          21           22
Notes to Financial Statements,
December 31, 2001                         23-27       23-27         23-27
Report of Independent Accountants           28          28           28

                                     PART C
                               OTHER INFORMATION

ITEM 23. EXHIBITS


(a)(1) Amended Articles of Incorporation of Registrant, dated July 24, 1987, as amended October 16, 1987 (electronically filed with Amendment No. 11 dated April 14, 1994)



(a)(2) Articles of Amendment of Registrant, dated July 1, 1991 (electronically filed with Amendment No. 11 dated April 14, 1994)



(a)(3)   Articles Supplementary of Registrant, dated July 7, 1993
         (electronically filed with Amendment No. 11 dated April 14, 1994)



(a)(4) Articles Supplementary of Registrant, dated November 12, 1996 (electronically filed with Amendment No. 14 dated November 15, 1996)


(b) By-Laws of Registrant, as amended July 21, 1999 (electronically filed with Amendment No. 15 dated April 28, 2000)

(c)      Specimen Stock Certificate (filed with Amendment No. 5)


(d)(1) Investment Management Agreement between the Registrant on behalf of the Spectrum Income Fund and T. Rowe Price Associates, Inc., dated July 1, 1991 (electronically filed with Amendment No. 11 dated April 14, 1994)



(d)(2) Investment Management Agreement between the Registrant on behalf of the Spectrum Growth Fund and T. Rowe Price Associates, Inc., dated July 1, 1991 (electronically filed with Amendment No. 11 dated April 14, 1994)



(d)(3) Investment Management Agreement between the Registrant on behalf of the Spectrum International Fund and Rowe Price-Fleming International, Inc., dated November 12, 1996 (electronically filed with Amendment No. 14 dated November 15, 1996)


(e) Underwriting Agreement between the Registrant and T. Rowe Price Investment Services, Inc., dated June 12, 1990 (electronically filed with Amendment No. 11 dated April 14, 1994)

(f)      Inapplicable

(g)      Custody Agreements


(g)(1) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000,
         October 25, 2000, February 7, 2001, June 7, 2001, and July 24, 2001


(h)      Other Agreements


(h)(1) Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2002



(h)(2) Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2002



(h)(3) Agreement between T. Rowe Price Retirement Plan Services, Inc. and the Taxable Funds, dated January 1, 2002



(h)(4) Special Servicing Agreement between T. Rowe Price Funds, T. Rowe Price Services, Inc., and Registrant, dated January 1, 2002



(h)(5) Special Servicing Agreement between T. Rowe Price Funds, T. Rowe Price International, Inc., T. Rowe Price Associates, Inc., and Registrant, dated January 1, 2002


(i)      Inapplicable

(j)      Other Opinions


(j)(1)   Consent of Independent Accountants



(j)(2)   Opinion of Counsel



(j)(3)   Power of Attorney



(j)(4)   Certificate of Vice President pursuant to Rule 306 of Regulation S-T


(k)      Inapplicable

(l)      Inapplicable

(m)      Inapplicable

(n)      Inapplicable


(p)      Code of Ethics, dated April 1, 2002

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None

ITEM 25. INDEMNIFICATION

         The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by the Evanston Insurance Company and ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. ("Manager"), and its subsidiaries and affiliates as listed in
Item 26 of this Registration Statement (with the exception of the T. Rowe Price Associates Foundation, Inc.), and all other investment companies in the T. Rowe Price family of mutual funds. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

GENERAL. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; PROVIDED, HOWEVER, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         Article X, Section 10.01 of the Registrant's By-Laws provides as follows:

         Section 10.01.
INDEMNIFICATION AND PAYMENT OF EXPENSES IN ADVANCE: The Corporation shall
--------------- --- ------- -- -------- -- -------
indemnify any individual ("Indemnitee") who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a "Proceeding") against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys' fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation's Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

         Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("Disabling Conduct").

         Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

         (a)
there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

         (b)
in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

             (i)
the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

             (ii)    an independent legal counsel in a written opinion.

         Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

         (a)  the Indemnitee provides a security for his undertaking; or

         (b)
the Corporation shall be insured against losses arising by reason of any lawful advances; or

         (c)
there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

             (i)
a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

             (ii)    an independent legal counsel in a written opinion.

         SECTION 10.02. INSURANCE OF OFFICERS, DIRECTORS, EMPLOYEES, AND AGENTS. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                 SPECTRUM INCOME AND SPECTRUM GROWTH FUNDS


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER

         T. Rowe Price Group, Inc., ("GROUP") owns 100% of the stock of T. Rowe Price Associates, Inc. Group was formed in 2000 as a holding company for the T. Rowe Price affiliated companies.

         T. Rowe Price Associates, Inc. ("PRICE ASSOCIATES"), a Maryland corporation, serves as investment adviser to individual and institutional investors, including investment companies. Price Associates is registered as an investment adviser under the Investment Advisers Act of 1940.

         T. Rowe Price Savings Bank ("SAVINGS BANK"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., commenced operations in 2000. The Savings Bank is a federally chartered savings bank, and provides federally insured bank products to a national customer base.


         T. Rowe Price International, Inc. (formerly Rowe Price-Fleming International, Inc.), a Maryland corporation, is a wholly owned subsidiary of T. Rowe Price Finance, Inc. T. Rowe Price International, Inc. ("T. ROWE PRICE INTERNATIONAL") was incorporated in Maryland in 2000 and provides investment counsel service with respect to foreign securities for institutional investors in the United States and elsewhere. In addition to managing private counsel client accounts, T. Rowe Price International also sponsors and serves as adviser and subadviser to U.S. and foreign registered investment companies which invest in foreign securities, and provides investment advice to the T. Rowe Price Trust Company, trustee of the International Common Trust Fund.



         T. Rowe Price Global Investment Services Limited ("GLOBAL INVESTMENT SERVICES") is an English Corporation, organized in 2000, and a wholly owned subsidiary of T. Rowe Price Group, Inc. Global Investment Services is also regulated by the English Financial Services Authority and provides investment management, sales, and client servicing to non-U.S. institutional and retail investors.



         T. Rowe Price Global Asset Management Limited ("GLOBAL ASSET MANAGEMENT"), an English corporation, is an SEC registered investment adviser under the Investment Advisers Act of 1940. Global Asset Management provides investment management services to Japanese investment trusts and other accounts for institutional investors in Japan pursuant to one or more delegation agreements entered into between Daiwa SB Investments, Ltd. and Global Asset Management or other advisory agreements. Global Asset Management is a wholly-owned subsidiary of T. Rowe Price Group, Inc.

         T. Rowe Price Investment Services, Inc. ("INVESTMENT SERVICES"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1980 for the specific purpose of acting as principal underwriter and distributor for the registered investment companies which T. Rowe Price Associates, Inc. sponsors and serves as investment adviser (the "PRICE FUNDS"). Investment Services also serves as distributor for any proprietary variable annuity products. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. In 1984, Investment Services expanded its activities to include a brokerage service.

         TRP Distribution, Inc., a wholly owned subsidiary of Investment Services, was incorporated in Maryland in 1991. It was organized for, and engages in, the sale of certain investment related products prepared by Investment Services and T. Rowe Price Retirement Plan Services.

         T. Rowe Price Associates Foundation, Inc. (the "FOUNDATION"), was incorporated in 1981 (and is not a subsidiary of T. Rowe Price Associates, Inc.). The Foundation's overall objective is to improve the quality of life in the community at large by making charitable contributions to nonprofit organizations benefiting education, arts and culture, civic and community, and human services interests. In addition to grant making, the Foundation also has a very generous matching gift program whereby contributions its employees make to qualifying organizations of their choice are matched according to established guidelines.

         T. Rowe Price Services, Inc. ("PRICE SERVICES"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including shareholder services, to the Price Funds.

         T. Rowe Price Retirement Plan Services, Inc. ("RPS"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative, recordkeeping, and subaccounting services to administrators of employee benefit plans.

         T. Rowe Price Trust Company ("TRUST COMPANY"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., is a Maryland-chartered limited-service trust company, organized in 1983 for the purpose of providing fiduciary services. The Trust

Company serves as trustee and/or custodian of certain qualified and non-qualified employee benefit plans, individual retirement accounts, and common trust funds.

         T. Rowe Price Investment Technologies, Inc. was incorporated in Maryland in 1996. A wholly owned subsidiary of T. Rowe Price Associates, Inc., it owns the technology rights, hardware, and software of T. Rowe Price Associates, Inc. and affiliated companies and provides technology services to them.

         TRPH Corporation, a wholly owned subsidiary of T. Rowe Price Associates, Inc., was organized in 1997 to acquire an interest in a UK-based corporate finance advisory firm.

         T. Rowe Price Threshold Fund Associates, Inc., a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1994 and serves as the general partner of T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership.

         T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership, was organized in 1994 by T. Rowe Price Associates, Inc. and invests in private financings of small companies with high growth potential; Threshold Fund Associates, Inc. is the General Partner of the partnership.

         T. Rowe Price Stable Asset Management, Inc. ("STABLE ASSET MANAGEMENT"), was incorporated in Maryland in 1988 as a wholly owned subsidiary of T. Rowe Price Associates, Inc. Stable Asset Management is registered as an investment adviser under the Investment Advisers Act of 1940, and specializes in the management of investment portfolios which seek stable investment returns through the use of guaranteed investment contracts, bank investment contracts, structured investment contracts issued by insurance companies and banks, as well as fixed income securities.

         T. Rowe Price Recovery Fund Associates, Inc., a Maryland corporation, is a wholly owned subsidiary of T. Rowe Price Associates, Inc. organized in 1988 for the purpose of serving as General Partner of T. Rowe Price Recovery Fund, L.P., a Delaware limited partnership which invests in financially distressed companies.

         T. Rowe Price Recovery Fund II Associates, L.L.C., is a Maryland limited liability company (with T. Rowe Price Associates, Inc. and T. Rowe Price Trust Company as its members) organized in 1996 to serve as General Partner of
T. Rowe Price Recovery Fund II, L.P., a Delaware limited partnership which also invests in financially distressed companies.

         T. Rowe Price (Canada), Inc. ("TRP CANADA") is a Maryland corporation organized in 1988 as a wholly owned subsidiary of T. Rowe Price Associates, Inc. This entity is registered as an investment adviser under the Investment Advisers Act of 1940 as well as with the Ontario Securities Commission to provide advisory services to individual and institutional clients residing in Canada.

         T. Rowe Price Insurance Agency, Inc., is a wholly owned subsidiary of
T. Rowe Price Group, Inc., organized in Maryland in 1994 and licensed to do business in several states to act primarily as a distributor of proprietary variable annuity products.

         Since 1983, T. Rowe Price Associates, Inc. has organized several distinct Maryland limited partnerships, which are informally called the Pratt Street Ventures partnerships, for the purpose of acquiring interests in growth-oriented businesses.

         TRP Suburban, Inc., is a Maryland corporation organized in 1990 as a wholly owned subsidiary of T. Rowe Price Associates, Inc. It entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses
T. Rowe Price Associates' transfer agent, plan administrative services, retirement plan services, and operations support functions.

         TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of T. Rowe Price Associates, Inc., was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland.

         TRP Suburban Third, Inc., a wholly owned Maryland subsidiary of T. Rowe Price Associates, Inc., was incorporated in 1999 to primarily engage in the development and ownership of real property located in Colorado Springs, Colorado.

         TRP Finance, Inc., a wholly owned subsidiary of T. Rowe Price Associates, Inc., is a Delaware corporation organized in 1990 to manage certain passive corporate investments and other intangible assets.

         T. Rowe Price Strategic Partners Fund II, L.P. is a Delaware limited partnership organized in 1992, for the purpose of investing in small public and private companies seeking capital for expansion or undergoing a restructuring of ownership. The general partner of T. Rowe Price Strategic Partners Fund II, L.P. is T. Rowe Price Strategic Partners II, L.P., a Delaware limited partnership whose general partner is T. Rowe Price Strategic Partners Associates, Inc.

         T. Rowe Price Advisory Services, Inc., ("ADVISORY SERVICES"), a wholly owned subsidiary of T. Rowe Price Group, Inc. was incorporated in Maryland in 2000 Advisory Services is registered as an investment adviser under the Investment Advisers Act of 1940, and provides investment advisory services to individuals, including shareholders of the Price Funds.


         Listed below are the directors, executive officers and managing directors of T. Rowe Price Group, Inc. who have other substantial businesses, professions, vocations, or employment aside from their association with T. Rowe Price Associates, Inc.:


                     DIRECTORS OF T. ROWE PRICE GROUP, INC.

D. WILLIAM J. GARRETT, Director of T. Rowe Price Group, Inc. Mr. Garrett was the Group Chief Executive of Robert Fleming Holdings Limited from 1997 until 2000 when the company was acquired by the Chase Manhattan Corporation. He also served as a director of Rowe Price-Fleming International, Inc. (now T. Rowe Price International) from 1981 until 2000. Mr. Garrett's address is 13 Stanley Crescent, London W11 2NA, England.


JAMES H. GILLIAM, JR., Director of T. Rowe Price Group, Inc. Mr. Gilliam is an attorney, private investor and consultant; counsel to Knickerbocker LLC, a private investment company; and director or trustee at several institutions. Mr. Gilliam's address is: Brandywine Plaza, 105 Foulk Road, Suite 101, Wilmington, Delaware 19803.


DONALD B. HEBB, JR., Director of T. Rowe Price Group, Inc. Mr. Hebb is the managing general partner of ABS Capital Partners. Mr. Hebb's address is One South Street, 25th Floor, Baltimore, Maryland 21202.

RICHARD L. MENSCHEL, Director of T. Rowe Price Group, Inc. Mr. Menschel is a limited partner of The Goldman Sachs Group, L.P., an investment banking firm. Mr. Menschel's address is: 85 Broad Street, 2nd Floor, New York, New York 10004.

ANNE MARIE WHITTEMORE, Director of T. Rowe Price Group, Inc. Mrs. Whittemore is a partner of the law firm of McGuire, Woods, Battle & Boothe L.L.P. and a Director of Owens & Minor, Inc.; Fort James Corporation; and Albemarle Corporation. Mrs. Whittemore's address is: One James Center, Richmond, Virginia 23219.

All of the following directors of T. Rowe Price Group, Inc. are employees of T. Rowe Price Associates, Inc.

EDWARD C. BERNARD, Director and Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Director and President of T. Rowe Price Insurance Agency, Inc. and T. Rowe

Price Investment Services, Inc.; Director of T. Rowe Price Services, Inc.; Vice President of TRP Distribution, Inc.; Chairman of the Board and Director of T. Rowe Price Savings Bank.

HENRY H. HOPKINS, Director and Managing Director of T. Rowe Price Group, Inc.; Managing Director of T. Rowe Price Associates, Inc.; Director of T. Rowe Price Insurance Agency, Inc.; Vice President and Director of T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Threshold Fund Associates, Inc., T. Rowe Price Trust Company, TRP Distribution, Inc., and TRPH Corporation; Vice President of T. Rowe Price International, T. Rowe Price Real Estate Group, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Stable Asset Management, Inc., and T. Rowe Price Strategic Partners Associates, Inc.

JAMES A.C. KENNEDY, Director and Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; President and Director of T. Rowe Price Strategic Partners Associates, Inc.; Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc.

JOHN H. LAPORTE, JR., Director and Managing Director of T. Rowe Price Group, Inc.; Managing Director of T. Rowe Price Associates, Inc.


WILLIAM T. REYNOLDS, Director and Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Chairman of the Board and Director of
T. Rowe Price Stable Asset Management, Inc.; Director of TRP Finance, Inc.; Director of T. Rowe Price Global Asset Management Limited.



JAMES S. RIEPE, Vice-Chairman of the Board, Director, and Managing Director of
T. Rowe Price Group, Inc.; Director and Managing Director of T. Rowe Price Associates, Inc.; Chairman of the Board, Director, President, and Trust Officer of T. Rowe Price Trust Company; Chairman of the Board and Director of T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Investment Technologies, Inc., T. Rowe Price Retirement Plan Services, Inc., and
T. Rowe Price Services, Inc.; Director of T. Rowe Price International, Inc., T. Rowe Price Global Investment Services Limited, T. Rowe Price Insurance Agency, Inc., and TRPH Corporation; Director and President of TRP Distribution, Inc., TRP Suburban, Inc., TRP Suburban Second, Inc., and TRP Suburban Third, Inc.; and Director and Vice President of T. Rowe Price Stable Asset Management, Inc.



GEORGE A. ROCHE, Chairman of the Board, President, Director, and Managing Director of T. Rowe Price Group, Inc.; President, Director and Managing Director of T. Rowe Price Associates, Inc.; Chairman of the Board and Director of TRP Finance, Inc.; Director of T. Rowe Price International, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Strategic Partners, Inc., and Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc., TRP Suburban, Inc., TRP Suburban Second, Inc., and TRP Suburban Third, Inc.


BRIAN C. ROGERS, Director and Managing Director of T. Rowe Price Group, Inc.; Managing Director of T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Trust Company.


M. DAVID TESTA, Vice Chairman of the Board, Chief Investment Officer, Director, and Managing Director of T. Rowe Price Group, Inc.; Director, Chief Investment Officer, and Managing Director of T. Rowe Price Associates, Inc.; Director, T. Rowe Price International, Inc. and T. Rowe Price Global Investment Services Limited; Chairman of the Board and Director of T. Rowe Price Global Asset Management Limited; President and Director of T. Rowe Price (Canada), Inc.; Director and Vice President of T. Rowe Price Trust Company; and Director of TRPH Corporation.



MARTIN G. WADE, Director and Managing Director of T. Rowe Price Group, Inc.; Managing Director of T. Rowe Price Associates, Inc.; Chairman of the Board and Director of T. Rowe Price International, Inc. and T. Rowe Price Global Investment Services Limited; Director, T. Rowe Price Global Asset Management Limited.


                         ADDITIONAL EXECUTIVE OFFICERS


CRISTINA WASIAK, Managing Director and Chief Financial Officer of T. Rowe Price Group, Inc.; Vice President of T. Rowe Price Associates, Inc.


  ADDITIONAL MANAGING DIRECTORS OF T. ROWE PRICE GROUP, INC. AND T. ROWE PRICE
                                ASSOCIATES, INC.


CHRISTOPHER ALDERSON, Managing Director of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price International, Inc.



PRESTON G. ATHEY, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Trust Company; Vice President of T. Rowe Price Trust Company.



BRIAN W.H. BERGHUIS, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.



STEPHEN W. BOESEL, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Trust Company.

JOHN H. CAMMACK, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Investment Services, Inc. and T. Rowe Price Trust Company.

JOHN R. FORD, Managing Director of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc.; Director and Chief Investment Officer of T. Rowe Price International, Inc.

MICHAEL A. GOFF, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Director and the President of T. Rowe Price Investment Technologies, Inc.

IAN D. KELSON, Managing Director of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price International, Inc.



GREGORY A. McCRICKARD, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Trust Company.



MARY J. MILLER, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.



NANCY M. MORRIS, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price International, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Stable Asset Management, Inc.; Director and Vice President of T. Rowe Price Trust Company; Director of T. Rowe Price Global Asset Management Limited.



GEORGE A. MURNAGHAN, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Investment Services, Inc. and T. Rowe Price Trust Company; Vice President of T. Rowe Price International, Inc.



EDMUND M. NOTZON III, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company.



WAYNE D. O'MELIA, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Director and Vice President of T. Rowe Price Investment Services, Inc.; Director and President of T. Rowe Price Services, Inc.; Vice President of T. Rowe Price Trust Company.



LARRY J. PUGLIA, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price (Canada), Inc.

JOHN R. ROCKWELL, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Director and Senior Vice President of T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Stable Asset Management, Inc. and T. Rowe Price Trust Company; Vice President of
T. Rowe Price Investment Services, Inc.



R. TODD RUPPERT, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Director and President of T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited; President and Director of TRPH Corporation; Vice President of T. Rowe Price Retirement Plan Services, Inc. and T. Rowe Price Trust Company.



ROBERT W. SMITH, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price International, Inc.



WILLIAM J. STROMBERG, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.



MARK J. VASELKIV, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Recovery Fund Associates, Inc. and T. Rowe Price Recovery Fund II Associates, L.L.C.



CHARLES E. VIETH, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Director and President of T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc.; Vice President of T. Rowe Price (Canada), Inc., T. Rowe Price Trust Company, and TRP Distribution, Inc.



DAVID J.L. WARREN, Managing Director of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc.; Director, Chief Executive Officer, and President of T. Rowe Price International, Inc.; Director of T. Rowe Price Global Asset Management Limited.



RICHARD T. WHITNEY, Managing Director of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price International, Inc. and
T. Rowe Price Trust Company.



         Certain directors and officers of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.


         See also "Management of the Funds," in Registrant's Statement of Additional Information.

                        SPECTRUM INTERNATIONAL FUND



ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER

         T. Rowe Price International, Inc. (formerly Rowe Price-Fleming International, Inc.), a Maryland corporation, is a wholly owned subsidiary of T. Rowe Price Associates, Inc. T. Rowe Price International, Inc. ("T. ROWE PRICE INTERNATIONAL") was incorporated in Maryland in 2000 and provides investment counsel service with respect to foreign securities for institutional investors in the United States. In addition to managing private counsel client accounts,
T. Rowe Price International also sponsors registered investment companies which invest in foreign securities, serves as general partner of T. Rowe Price International Partners, Limited Partnership, and provides investment advice to the T. Rowe Price Trust Company, trustee of the International Common Trust Fund.

         T. Rowe Price Global Investment Services Limited is an English Corporation, organized in 2000, and a wholly owned subsidiary of T. Rowe Price Group. Global Investment Services provides investment management, sales, and client servicing to institutional and retail investors, primarily to non-United States investors.

M. DAVID TESTA, Director of T. Rowe Price International, Inc. and T. Rowe Price Global Investment Services Limited; Vice-Chairman of the Board, Chief Investment Officer, and Managing Director, T. Rowe Price Associates, Inc.; Vice President and Director, T. Rowe Price Trust Company.

JOHN R. FORD, Director and Chief Investment Officer, T. Rowe Price International, Inc.

GEORGE A. MURNAGHAN, Executive Vice President, T. Rowe Price International, Inc.; Managing Director, T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Trust Company and T. Rowe Price Investment Services, Inc.

JAMES S. RIEPE, Director, T. Rowe Price International, Inc. and T. Rowe Price; Vice-Chairman of the Board, Director, and Managing Director of T. Rowe Price Associates, Inc.; Chairman of the Board and Director, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board, Director, and Trust Officer, T. Rowe Price Trust Company.

GEORGE A. ROCHE, Director of T. Rowe Price International, Inc.; Chairman of the Board, President, and Managing Director of T. Rowe Price Associates, Inc.

MARTIN G. WADE, Director and Chairman of the Board of T. Rowe Price International, Inc. and T. Rowe Price Global Investment Services Limited; Director of T. Rowe Price Associates, Inc.

DAVID J.L. WARREN, Chief Executive officer, President and Director, T. Rowe Price International, Inc.

With the exception of Christopher D. Alderson, Carol A. Bambrough, Steven J. Banks, Christina E. Barth, Mark C.J. Bickford-Smith, Michael J. Conelius, Ann B. Cranmer, Julio A. Delgado, Vanessa Dekker, Frances Dydasco, Mark J.T. Edwards, Calum Ferguson, Roger L. Fiery III, Gregory C. Fisher, Abigail Fulton, Mary C. Gregory, Pascal Hautcoeur, Todd J. Henry, Henry H. Hopkins, Stephen C. Jansen, Ian D. Kelson, John D. Linehan, Kevin P. Loome, Ian J. Macdonald, Andi McCann, Raymond A. Mills, Tara L. Moore, Nancy M. Morris, George A. Murnaghan, Kay E. Murray, David Oestreicher, Gonzalo Pangaro, Sally Patterson, Kathleen G. Polk, Robert Revel-Chion, Theodore E. Robson, Christopher Rothery, James B.M. Seddon, Robert W. Smith, William W. Strickland Jr., Dean Tenerelli, Benedict R.F. Thomas, Justin Thomson, Christine To, William F. Wendler II, Dale West, Richard
T. Whitney, Clive Williams, and Susan A. Woodstock, all officers of T. Rowe Price International are officers and/or employees of Price Associates and may also be officers and/or directors of one or more subsidiaries of Price Associates and/or one or more of the registered investment companies for which Price Associates or T. Rowe Price International serves as investment adviser.

See also "Management of the Funds," in the Registrant's Statement of Additional Information.


ITEM 27. PRINCIPAL UNDERWRITERS


(a) The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for the T. Rowe Price family of mutual funds, including the following investment companies: T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price New Horizons Fund, Inc., T. Rowe Price New Era Fund, Inc., T. Rowe Price New Income Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price Tax-Free Income Fund, Inc., T. Rowe Price Tax-Exempt Money Fund, Inc., T. Rowe Price International Funds, Inc., T. Rowe Price Growth & Income Fund, Inc., T. Rowe Price Tax-Free Short-Intermediate Fund, Inc., T. Rowe Price Short-Term Bond Fund, Inc., T. Rowe Price High Yield Fund, Inc., T. Rowe Price Tax-Free High Yield Fund, Inc., T. Rowe Price New America Growth Fund, T. Rowe Price Equity Income Fund, T. Rowe Price GNMA Fund, T. Rowe Price Capital Appreciation Fund, T. Rowe Price California Tax-Free Income Trust, T. Rowe Price State Tax-Free

         Income Trust, T. Rowe Price Science & Technology Fund, Inc., T. Rowe Price Small-Cap Value Fund, Inc., T. Rowe Price Institutional International Funds, Inc., T. Rowe Price U.S. Treasury Funds, Inc., T. Rowe Price Index Trust, Inc., T. Rowe Price Spectrum Fund, Inc., T. Rowe Price Balanced Fund, Inc., T. Rowe Price Mid-Cap Growth Fund, Inc., T. Rowe Price Small-Cap Stock Fund, Inc., T. Rowe Price Tax-Free Intermediate Bond Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc.,
         T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Personal Strategy Funds, Inc.,
         T. Rowe Price Value Fund, Inc., T. Rowe Price Capital Opportunity Fund, Inc., T. Rowe Price Corporate Income Fund, Inc., T. Rowe Price Health Sciences Fund, Inc., T. Rowe Price Mid-Cap Value Fund, Inc., T. Rowe Price Institutional Equity Funds, Inc., T. Rowe Price Financial Services Fund, Inc., T. Rowe Price Diversified Small-Cap Growth Fund, Inc., T. Rowe Price Tax-Efficient Funds, Inc., T. Rowe Price Reserve Investment Funds, Inc., T. Rowe Price Media & Telecommunications Fund, Inc., T. Rowe Price Real Estate Fund, Inc., T. Rowe Price Developing Technologies Fund, Inc., and T. Rowe Price Global Technology Fund, Inc., T. Rowe Price U.S. Bond Index Fund, Inc., and T. Rowe Price International Index Fund, Inc.


         Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Since the Price Funds are sold on a no-load basis, Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

(b) The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.


NAME                                                               POSITIONS AND                   POSITIONS AND
                                                                   OFFICES WITH                    OFFICES WITH
                                                                   UNDERWRITER                     REGISTRANT
James S. Riepe                                                     Chairman of the Board           Chairman of
                                                                   and Director                    the Board
Edward C. Bernard                                                  President and Director          None
Henry H. Hopkins                                                   Vice President and Director     Vice President
Wayne D. O'Melia                                                   Vice President and Director     None
Charles E. Vieth                                                   Vice President and Director     None
Janet G. Albright                                                  Vice President                  None
Patricia M. Archer                                                 Vice President                  None
Steven J. Banks                                                    Vice President                  None
Richard S. Behrman                                                 Vice President                  None
John T. Bielski                                                    Vice President                  None
Robert Birch                                                       Vice President                  None
John H. Boyd                                                       Vice President                  None
Darrell N. Braman                                                  Vice President                  None
Ronae M. Brock                                                     Vice President                  None
Brace Brooks                                                       Vice President                  None
Edwin J. Brooks III                                                Vice President                  None
Barbara J. Burdett                                                 Vice President                  None
Meredith C. Callanan                                               Vice President                  None
John H. Cammack                                                    Vice President                  None
Ann R. Campbell                                                    Vice President                  None
Christopher W. Carlson                                             Vice President                  None
Christine M. Carolan                                               Vice President                  None
Joseph A. Carrier                                                  Vice President                  None
Laura H. Chasney                                                   Vice President                  None
Renee M. Christoff                                                 Vice President                  None
Jerome A. Clark                                                    Vice President                  None
Todd M. Cleary                                                     Vice President                  None
Joseph A. Crumbling                                                Vice President                  None
Christine S. Fahlund                                               Vice President                  None
Forrest R. Foss                                                    Vice President                  None
Thomas A. Gannon                                                   Vice President                  None
John R. Gilner                                                     Vice President                  None
David R. Giroux                                                    Vice President                  None
John Halaby                                                        Vice President                  None
Douglas E. Harrison                                                Vice President                  None
David J. Healy                                                     Vice President                  None
Joanne M. Healy                                                    Vice President                  None
Joseph P. Healy                                                    Vice President                  None
Walter J. Helmlinger                                               Vice President                  None
Salvador G. LaBella                                                Vice President                  None
Steven A. Larson                                                   Vice President                  None
Cynthia W. LaRue                                                   Vice President                  None
Christopher R. Leonard                                             Vice President                  None
Gayle A. Lomax                                                     Vice President                  None
Anh Lu                                                             Vice President                  None
Sarah McCafferty                                                   Vice President                  None
Mark J. Mitchell                                                   Vice President                  None
Nancy M. Morris                                                    Vice President                  None
Ram C. Mouli                                                       Vice President                  None
George A. Murnaghan                                                Vice President                  None
Timothy D. Noel                                                    Vice President                  None
Steven E. Norwitz                                                  Vice President                  None
Edmund M. Notzon III                                               Vice President                  None
Barbara A. O'Connor                                                Vice President                  None
David Oestreicher                                                  Vice President                  None
Regina M. Pizzonia                                                 Vice President                  None
Pamela D. Preston                                                  Vice President                  None
Suzanne J. Ricklin                                                 Vice President                  None
George D. Riedel                                                   Vice President                  None
James Robertson, Jr.                                               Vice President                  None
Theodore E. Robson                                                 Vice President                  None
John R. Rockwell                                                   Vice President                  None
Christopher J. Rohan                                               Vice President                  None
Kenneth J. Rutherford                                              Vice President                  None
Alexander Savich                                                   Vice President                  None
Kristin E. Seeberger                                               Vice President                  None
John W. Seufert                                                    Vice President                  None
Donna B. Singer                                                    Vice President                  None
Carole H. Smith                                                    Vice President                  None
William W. Strickland, Jr.                                         Vice President                  None
Walter P. Stuart III                                               Vice President                  None
Scott Such                                                         Vice President                  None
Jerome Tuccille                                                    Vice President                  None
Walter Wdowiak                                                     Vice President                  None
Jane F. White                                                      Vice President                  None
Candler R. Young                                                   Vice President                  None
Barbara A. O'Connor                                                Treasurer and Controller        None
Kimberly B. Andersen                                               Assistant Vice President        None
Richard J. Barna                                                   Assistant Vice President        None
Catherine L. Berkenkemper                                          Assistant Vice President        None
Patricia Cannon                                                    Assistant Vice President        None
Jodi Ann Casson                                                    Assistant Vice President        None
Jon Derek Dry                                                      Assistant Vice President        None
Cheryl L. Emory                                                    Assistant Vice President        None
John A. Galateria                                                  Assistant Vice President        None
Karen Glooch                                                       Assistant Vice President        None
Jason L. Gounaris                                                  Assistant Vice President        None
David A.J. Groves                                                  Assistant Vice President        None
Kristen L. Heerema                                                 Assistant Vice President        None
David A. Hueser                                                    Assistant Vice President        None
Suzanne M. Knoll                                                   Assistant Vice President        None
Patricia B. Lippert                                                Assistant Vice President        Secretary
Gayatri Malik                                                      Assistant Vice President        None
C. Lillian Matthews                                                Assistant Vice President        None
Janice D. McCrory                                                  Assistant Vice President        None
John T. McGuigan                                                   Assistant Vice President        None
Daniel M. Middelton                                                Assistant Vice President        None
Laurie K. Mitchell                                                 Assistant Vice President        None
Clark P. Neel                                                      Assistant Vice President        None
Danielle Nicholson Smith                                           Assistant Vice President        None
JeanneMarie B. Patella                                             Assistant Vice President        None
Kylelane Purcell                                                   Assistant Vice President        None
Jean E. Ramos-Izquierdo                                            Assistant Vice President        None
Jennifer L. Richardson                                             Assistant Vice President        None
Kristin M. Rodriguez                                               Assistant Vice President        None
Ramon D. Rodriguez                                                 Assistant Vice President        None
Deborah Seidel                                                     Assistant Vice President        None
Kevin C. Shea                                                      Assistant Vice President        None
John A. Stranovsky                                                 Assistant Vice President        None
Nancy R. Tabor                                                     Assistant Vice President        None
Judith B. Ward                                                     Assistant Vice President        None
William R. Weker, Jr.                                              Assistant Vice President        None
Natalie F. Widdowson                                               Assistant Vice President        None
Mary G. Williams                                                   Assistant Vice President        None
Timothy R. Yee                                                     Assistant Vice President        None
Theodore J. Zamerski III                                           Assistant Vice President and    None
                                                                   Assistant Controller
Barbara A. Van Horn                                                Secretary                       None

(c) Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds since the Price Funds are sold on a no-load basis.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books, and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by the Registrant at its offices at 100 East Pratt Street, Baltimore, Maryland 21202. Transfer, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 4515 Painters Mill Road, Owings Mills, Maryland 21117. Custodian activities for the Registrant are performed at State Street Bank and Trust Company's Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.

ITEM 29. MANAGEMENT SERVICES

         Registrant is not a party to any management-related service contract, other than as set forth in the Prospectus or Statement of Additional Information.

ITEM 30. UNDERTAKINGS

(a)      Not applicable

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this April 25, 2002.

       T. Rowe Price Spectrum Fund, Inc.

       /s/James S. Riepe
By:    James S. Riepe
       Chairman of the Board

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                Title                 Date
---------                -----                 ----

/s/James S. Riepe         Chairman of the Board April 25, 2002
James S. Riepe            (Chief Executive Officer)

/s/Joseph A. Carrier     Treasurer (Chief       April 25, 2002
Joseph A. Carrier        Financial Officer)

*                        Director               April 25, 2002
Calvin W. Burnett

*                        Director               April 25, 2002
Anthony W. Deering

*
Donald W. Dick, Jr.      Director               April 25, 2002

*                        Director               April 25, 2002
David K. Fagin

/s/James A.C. Kennedy    Director               April 25, 2002
James A.C. Kennedy

*                        Director               April 25, 2002
F. Pierce Linaweaver

*                        Director               April 25, 2002
Hanne M. Merriman

*                        Director               April 25, 2002
John G. Schreiber

/s/M. David Testa        Director and           April 25, 2002
M. David Testa           Vice President

*                        Director               April 25, 2002
Hubert D. Vos

*                        Director               April 25, 2002
Paul M. Wythes

*/s/Henry H. Hopkins     Vice President and     April 25, 2002
Henry H. Hopkins         Attorney-In-Fact